UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Capital Appreciation
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Capital Appreciation	.89%
Actual		$ 1,000.00	$ 1,138.20	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.73%
Actual		$ 1,000.00	$ 1,139.00	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
United Continental Holdings, Inc.	4.9	8.1
Virgin Media, Inc.	4.1	3.9
Apple, Inc.	3.9	4.0
Chevron Corp.	3.2	1.6
Royal Dutch Shell PLC Class A sponsored ADR	2.3	1.5
General Electric Co.	2.2	0.0
Occidental Petroleum Corp.	2.1	1.5
TJX Companies, Inc.	2.0	1.3
Alcatel-Lucent SA sponsored ADR	1.9	0.0
Biogen Idec, Inc.	1.8	1.3
	28.4
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.8	27.6
Industrials	22.5	26.1
Energy	13.8	6.8
Information Technology	11.9	11.4
Consumer Staples	5.6	4.5
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 96.9%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	16.1%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.8%
Automobiles - 0.6%
Harley-Davidson, Inc.	920,558	$ 34,300
Diversified Consumer Services - 2.4%
Career Education Corp. (a)(d)	1,428,377	31,153
DeVry, Inc.	1,043,087	55,179
ITT Educational Services, Inc. (a)(d)	789,137	56,605
		142,937
Hotels, Restaurants & Leisure - 4.4%
Arcos Dorados Holdings, Inc.	626,830	13,809
Chipotle Mexican Grill, Inc. (a)	118,780	31,689
Las Vegas Sands Corp. (a)	1,623,447	76,318
McDonald's Corp.	692,868	54,258
Paddy Power PLC (Ireland)	1,240,558	60,638
Starbucks Corp.	692,768	25,071
		261,783
Household Durables - 0.1%
Newell Rubbermaid, Inc.	198,000	3,774
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)(d)	162,843	9,282
Media - 10.3%
CBS Corp. Class B	940,398	23,717
DreamWorks Animation SKG, Inc. Class A (a)	494,909	13,110
Interpublic Group of Companies, Inc.	4,346,148	51,067
JC Decaux SA (a)	455,329	15,910
Kabel Deutschland Holding AG (a)	1,285,857	80,365
The Walt Disney Co.	2,343,400	101,001
Time Warner, Inc.	890,904	33,730
Viacom, Inc. Class B (non-vtg.)	841,413	43,047
Virgin Media, Inc. (d)	7,959,435	240,853
		602,800
Multiline Retail - 1.1%
PPR SA	247,500	44,267
Retail Ventures, Inc. (a)	1,035,657	21,262
		65,529
Specialty Retail - 4.8%
Bed Bath & Beyond, Inc. (a)	1,237,366	69,441
DSW, Inc. Class A (a)(d)	711,921	33,802
Tiffany & Co., Inc.	663,229	46,055
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	2,177,729	$ 116,770
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	327,859	17,439
		283,507
Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc.	752,264	44,993
Oxford Industries, Inc.	798,060	27,413
Phillips-Van Heusen Corp.	859,100	60,489
Polo Ralph Lauren Corp. Class A	197,900	25,879
Timberland Co. Class A (a)	874,030	39,497
VF Corp.	331,266	33,312
		231,583
TOTAL CONSUMER DISCRETIONARY		1,635,495
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Anheuser-Busch InBev SA NV (d)	445,371	28,424
Food & Staples Retailing - 1.1%
Walgreen Co.	1,237,335	52,859
Whole Foods Market, Inc.	198,031	12,428
		65,287
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	316,779	21,212
Household Products - 0.2%
Colgate-Palmolive Co.	148,500	12,526
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)	19,800	595
Estee Lauder Companies, Inc. Class A	297,001	28,809
Nu Skin Enterprises, Inc. Class A	121,955	3,914
		33,318
Tobacco - 2.8%
Altria Group, Inc.	3,761,573	100,961
Lorillard, Inc.	415,718	44,274
Reynolds American, Inc.	593,957	22,042
		167,277
TOTAL CONSUMER STAPLES		328,044
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.8%
Energy Equipment & Services - 4.2%
Aker Drilling ASA (a)	413,600	$ 1,419
Atwood Oceanics, Inc. (a)	147,840	6,642
Baker Hughes, Inc.	643,398	49,805
Compagnie Generale de Geophysique SA (a)	841,446	29,643
Dresser-Rand Group, Inc. (a)	593,870	31,202
National Oilwell Varco, Inc.	910,731	69,844
Oceaneering International, Inc. (a)	40,333	3,526
Oil States International, Inc. (a)	48,162	3,998
Transocean Ltd. (a)	661,497	48,124
		244,203
Oil, Gas & Consumable Fuels - 9.6%
Chesapeake Energy Corp.	890,840	29,995
Chevron Corp.	1,732,341	189,587
Comstock Resources, Inc. (a)(d)	593,900	19,040
Gulfport Energy Corp. (a)	334,300	11,380
Occidental Petroleum Corp.	1,070,406	122,337
Repsol YPF SA	791,793	28,276
Royal Dutch Shell PLC Class A sponsored ADR	1,781,546	138,034
Stone Energy Corp. (a)	593,915	21,001
Whiting Petroleum Corp. (a)	99,000	6,881
		566,531
TOTAL ENERGY		810,734
FINANCIALS - 5.3%
Capital Markets - 0.8%
Janus Capital Group, Inc.	1,977,543	24,067
TD Ameritrade Holding Corp.	1,039,700	22,395
		46,462
Commercial Banks - 2.5%
Comerica, Inc.	1,672,303	63,430
SVB Financial Group (a)	590,894	35,714
U.S. Bancorp, Delaware	1,831,235	47,282
		146,426
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	3,630,573	$ 96,973
Jones Lang LaSalle, Inc.	202,900	20,773
		117,746
TOTAL FINANCIALS		310,634
HEALTH CARE - 4.9%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	302,685	29,327
Biogen Idec, Inc. (a)	1,088,143	105,931
		135,258
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	188,100	20,080
Edwards Lifesciences Corp. (a)	712,600	61,533
		81,613
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	346,445	43,859
Shire PLC	989,900	30,720
		74,579
TOTAL HEALTH CARE		291,450
INDUSTRIALS - 22.5%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	2,969,500	22,128
GeoEye, Inc. (a)	415,416	15,408
Textron, Inc.	2,255,412	58,866
United Technologies Corp.	643,427	57,638
		154,040
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,976,893	16,171
Airlines - 6.2%
Ryanair Holdings PLC sponsored ADR	517,206	15,764
United Continental Holdings, Inc. (a)(d)	12,569,652	286,838
US Airways Group, Inc. (a)(d)	7,086,883	64,420
		367,022
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	306,839	28,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.5%
Fluor Corp.	544,418	$ 38,077
Foster Wheeler AG (a)	1,066,572	37,938
Jacobs Engineering Group, Inc. (a)	593,977	29,467
Shaw Group, Inc. (a)	1,050,712	40,873
		146,355
Electrical Equipment - 1.7%
Emerson Electric Co.	989,892	60,146
Rockwell Automation, Inc.	459,500	40,036
		100,182
Industrial Conglomerates - 2.2%
General Electric Co.	6,334,997	129,551
Machinery - 3.7%
3D Systems Corp. (a)(d)	346,400	14,452
Chart Industries, Inc. (a)	442,572	21,513
Danaher Corp.	742,388	41,010
Greenbrier Companies, Inc. (a)	395,038	10,694
Trinity Industries, Inc.	784,949	28,415
WABCO Holdings, Inc. (a)	836,356	61,765
Wabtec Corp.	536,700	38,310
		216,159
Professional Services - 0.9%
IHS, Inc. Class A (a)	564,313	49,795
Road & Rail - 1.6%
Union Pacific Corp.	926,745	95,890
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	126,440	19,168
TOTAL INDUSTRIALS		1,322,341
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.2%
Alcatel-Lucent SA sponsored ADR (a)(d)	16,828,400	110,058
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,187,900	18,056
		128,114
Computers & Peripherals - 3.9%
Apple, Inc. (a)	663,233	230,958
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	247,500	13,838
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
VeriSign, Inc.	940,401	$ 34,757
IT Services - 1.4%
Accenture PLC Class A	525,205	30,005
Cognizant Technology Solutions Corp. Class A (a)	425,656	35,287
Paychex, Inc.	544,488	17,810
		83,102
Software - 3.5%
Ariba, Inc. (a)	2,733,669	95,050
FactSet Research Systems, Inc.	185,478	20,293
Intuit, Inc. (a)	307,751	17,099
Oracle Corp.	1,484,723	53,524
Rovi Corp. (a)	445,425	21,630
		207,596
TOTAL INFORMATION TECHNOLOGY		698,365
MATERIALS - 1.9%
Containers & Packaging - 0.4%
Silgan Holdings, Inc.	494,892	22,696
Metals & Mining - 1.5%
United States Steel Corp. (d)	1,831,378	87,375
TOTAL MATERIALS		110,071
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.6%
Iliad Group SA	388,963	50,002
Telenet Group Holding NV (d)	873,707	43,438
		93,440
Wireless Telecommunication Services - 1.6%
Clearwire Corp. Class A (a)(d)	4,783,479	23,248
Millicom International Cellular SA	298,500	32,339
Vodafone Group PLC sponsored ADR	1,385,855	40,356
		95,943
TOTAL TELECOMMUNICATION SERVICES		189,383
TOTAL COMMON STOCKS (Cost $5,050,829)		5,696,517
Money Market Funds - 9.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	245,156,385	$ 245,156
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	326,068,329	326,068
TOTAL MONEY MARKET FUNDS (Cost $571,224)		571,224
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $2,262)	$ 2,262	2,262
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $5,624,315)		6,270,003
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(391,208)
NET ASSETS - 100%		$ 5,878,795
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,262,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 1,135
Barclays Capital, Inc.	604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	523
$ 2,262
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 264
Fidelity Securities Lending Cash Central Fund	808
Total	$ 1,072
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Transcend Services, Inc.	$ 10,894	$ -	$ 11,679	$ -	$ -
US Airways Group, Inc.	117,710	4,992	32,393	-	-
Total	$ 128,604	$ 4,992	$ 44,072	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,635,495	$ 1,635,495	$ -	$ -
Consumer Staples	328,044	299,620	28,424	-
Energy	810,734	781,091	29,643	-
Financials	310,634	310,634	-	-
Health Care	291,450	216,871	74,579	-
Industrials	1,322,341	1,322,341	-	-
Information Technology	698,365	698,365	-	-
Materials	110,071	110,071	-	-
Telecommunication Services	189,383	189,383	-	-
Money Market Funds	571,224	571,224	-	-
Cash Equivalents	2,262	-	2,262	-
Total Investments in Securities:	$ 6,270,003	$ 6,135,095	$ 134,908	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
France	4.3%
United Kingdom	3.0%
Ireland	1.7%
Switzerland	1.4%
Germany	1.4%
Belgium	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $642,471,000 all of which will expire in fiscal 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $319,881 and repurchase agreements of $2,262) - See accompanying schedule: Unaffiliated issuers (cost $5,053,091)	$ 5,698,779
Fidelity Central Funds (cost $571,224)	571,224
Total Investments (cost $5,624,315)		$ 6,270,003
Cash		1
Receivable for investments sold		82,553
Receivable for fund shares sold		3,702
Dividends receivable		2,128
Distributions receivable from Fidelity Central Funds		102
Prepaid expenses		5
Other receivables		486
Total assets		6,358,980

Liabilities
Payable for investments purchased	$ 142,564
Payable for fund shares redeemed	7,154
Accrued management fee	3,248
Other affiliated payables	984
Other payables and accrued expenses	167
Collateral on securities loaned, at value	326,068
Total liabilities		480,185

Net Assets		$ 5,878,795
Net Assets consist of:
Paid in capital		$ 5,362,364
Distributions in excess of net investment income		(3,359)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(125,950)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		645,740
Net Assets		$ 5,878,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,034,256 ÷ 184,204 shares)	$ 27.33

Class K: Net Asset Value, offering price and redemption price per share ($844,539 ÷ 30,852 shares)	$ 27.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 25,626
Interest		1
Income from Fidelity Central Funds		1,072
Total income		26,699

Expenses
Management fee Basic fee	$ 15,791
Performance adjustment	2,698
Transfer agent fees	5,387
Accounting and security lending fees	590
Custodian fees and expenses	87
Independent trustees' compensation	15
Registration fees	64
Audit	35
Legal	10
Miscellaneous	28
Total expenses before reductions	24,705
Expense reductions	(456)	24,249
Net investment income (loss)		2,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,262
Other affiliated issuers	8,311
Foreign currency transactions	(25)
Total net realized gain (loss)		530,548
Change in net unrealized appreciation (depreciation) on: Investment securities	199,086
Assets and liabilities in foreign currencies	67
Total change in net unrealized appreciation (depreciation)		199,153
Net gain (loss)		729,701
Net increase (decrease) in net assets resulting from operations		$ 732,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450	$ 9,579
Net realized gain (loss)	530,548	44,743
Change in net unrealized appreciation (depreciation)	199,153	1,258,883
Net increase (decrease) in net assets resulting from operations	732,151	1,313,205
Distributions to shareholders from net investment income	(5,716)	(5,772)
Share transactions - net increase (decrease)	(230,714)	(834,386)
Total increase (decrease) in net assets	495,721	473,047

Net Assets
Beginning of period	5,383,074	4,910,027
End of period (including distributions in excess of net investment income of $3,359 and distributions in excess of net investment income of $93, respectively)	$ 5,878,795	$ 5,383,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.03	$ 18.71	$ 16.68	$ 32.13	$ 27.41	$ 26.22
Income from Investment Operations
Net investment income (loss) D	.01	.04	.04	.16	.11	.10
Net realized and unrealized gain (loss)	3.31	5.30	2.17	(13.27)	6.06	3.55
Total from investment operations	3.32	5.34	2.21	(13.11)	6.17	3.65
Distributions from net investment income	(.02)	(.02)	(.18)	(.12)	(.11)	-
Distributions from net realized gain	-	-	-	(2.22)	(1.34)	(2.46)
Total distributions	(.02)	(.02)	(.18)	(2.34)	(1.45)	(2.46)
Net asset value, end of period	$ 27.33	$ 24.03	$ 18.71	$ 16.68	$ 32.13	$ 27.41
Total Return B,C	13.82%	28.57%	13.54%	(43.80)%	23.51%	14.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.89% A	.88%	.79%	.82%	.83%	.91%
Expenses net of fee waivers, if any	.89% A	.88%	.79%	.82%	.83%	.91%
Expenses net of all reductions	.88% A	.86%	.78%	.82%	.82%	.87%
Net investment income (loss)	.06% A	.16%	.25%	.67%	.36%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 5,034	$ 4,672	$ 4,627	$ 4,794	$ 10,139	$ 8,353
Portfolio turnover rate F	209% A	186%	243%	157%	135%	198%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.03	.08	.08	.03
Net realized and unrealized gain (loss)	3.31	5.31	2.18	(8.45)
Total from investment operations	3.34	5.39	2.26	(8.42)
Distributions from net investment income	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 27.37	$ 24.09	$ 18.73	$ 16.69
Total Return B,C	13.90%	28.80%	13.85%	(33.53)%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.73% A	.70%	.55%	.66% A
Expenses net of all reductions	.72% A	.68%	.54%	.65% A
Net investment income (loss)	.22% A	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 845	$ 712	$ 283	$ 93
Portfolio turnover rate F	209% A	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 936,905
Gross unrealized depreciation	(299,808)
Net unrealized appreciation (depreciation) on securities and other investments	$ 637,097

Tax cost	$ 5,632,906

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,614,094 and $5,819,747, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 5,184.21
Class K	203.05
	$ 5,387

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $339 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $808, including $48 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $456 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Capital Appreciation	$ 3,855	$ 5,336
Class K	1,861	436
Total	$ 5,716	$ 5,772

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Capital Appreciation
Shares sold	11,924	24,608	$ 306,887	$ 544,840
Reinvestment of distributions	148	250	3,700	5,154
Shares redeemed	(22,310)	(77,678)	(575,273)	(1,707,314)
Net increase (decrease)	(10,238)	(52,820)	$ (264,686)	$ (1,157,320)
Class K
Shares sold	4,182	22,592	$ 107,946	$ 500,526
Reinvestment of distributions	74	21	1,860	436
Shares redeemed	(2,944)	(8,191)	(75,834)	(178,028)
Net increase (decrease)	1,312	14,422	$ 33,972	$ 322,934

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CAF-USAN-0611
1.784911.108

Fidelity®
Capital Appreciation
Fund -
Class K

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Capital Appreciation	.89%
Actual		$ 1,000.00	$ 1,138.20	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.73%
Actual		$ 1,000.00	$ 1,139.00	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
United Continental Holdings, Inc.	4.9	8.1
Virgin Media, Inc.	4.1	3.9
Apple, Inc.	3.9	4.0
Chevron Corp.	3.2	1.6
Royal Dutch Shell PLC Class A sponsored ADR	2.3	1.5
General Electric Co.	2.2	0.0
Occidental Petroleum Corp.	2.1	1.5
TJX Companies, Inc.	2.0	1.3
Alcatel-Lucent SA sponsored ADR	1.9	0.0
Biogen Idec, Inc.	1.8	1.3
	28.4
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.8	27.6
Industrials	22.5	26.1
Energy	13.8	6.8
Information Technology	11.9	11.4
Consumer Staples	5.6	4.5
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 96.9%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	16.1%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.8%
Automobiles - 0.6%
Harley-Davidson, Inc.	920,558	$ 34,300
Diversified Consumer Services - 2.4%
Career Education Corp. (a)(d)	1,428,377	31,153
DeVry, Inc.	1,043,087	55,179
ITT Educational Services, Inc. (a)(d)	789,137	56,605
		142,937
Hotels, Restaurants & Leisure - 4.4%
Arcos Dorados Holdings, Inc.	626,830	13,809
Chipotle Mexican Grill, Inc. (a)	118,780	31,689
Las Vegas Sands Corp. (a)	1,623,447	76,318
McDonald's Corp.	692,868	54,258
Paddy Power PLC (Ireland)	1,240,558	60,638
Starbucks Corp.	692,768	25,071
		261,783
Household Durables - 0.1%
Newell Rubbermaid, Inc.	198,000	3,774
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)(d)	162,843	9,282
Media - 10.3%
CBS Corp. Class B	940,398	23,717
DreamWorks Animation SKG, Inc. Class A (a)	494,909	13,110
Interpublic Group of Companies, Inc.	4,346,148	51,067
JC Decaux SA (a)	455,329	15,910
Kabel Deutschland Holding AG (a)	1,285,857	80,365
The Walt Disney Co.	2,343,400	101,001
Time Warner, Inc.	890,904	33,730
Viacom, Inc. Class B (non-vtg.)	841,413	43,047
Virgin Media, Inc. (d)	7,959,435	240,853
		602,800
Multiline Retail - 1.1%
PPR SA	247,500	44,267
Retail Ventures, Inc. (a)	1,035,657	21,262
		65,529
Specialty Retail - 4.8%
Bed Bath & Beyond, Inc. (a)	1,237,366	69,441
DSW, Inc. Class A (a)(d)	711,921	33,802
Tiffany & Co., Inc.	663,229	46,055
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	2,177,729	$ 116,770
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	327,859	17,439
		283,507
Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc.	752,264	44,993
Oxford Industries, Inc.	798,060	27,413
Phillips-Van Heusen Corp.	859,100	60,489
Polo Ralph Lauren Corp. Class A	197,900	25,879
Timberland Co. Class A (a)	874,030	39,497
VF Corp.	331,266	33,312
		231,583
TOTAL CONSUMER DISCRETIONARY		1,635,495
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Anheuser-Busch InBev SA NV (d)	445,371	28,424
Food & Staples Retailing - 1.1%
Walgreen Co.	1,237,335	52,859
Whole Foods Market, Inc.	198,031	12,428
		65,287
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	316,779	21,212
Household Products - 0.2%
Colgate-Palmolive Co.	148,500	12,526
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)	19,800	595
Estee Lauder Companies, Inc. Class A	297,001	28,809
Nu Skin Enterprises, Inc. Class A	121,955	3,914
		33,318
Tobacco - 2.8%
Altria Group, Inc.	3,761,573	100,961
Lorillard, Inc.	415,718	44,274
Reynolds American, Inc.	593,957	22,042
		167,277
TOTAL CONSUMER STAPLES		328,044
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.8%
Energy Equipment & Services - 4.2%
Aker Drilling ASA (a)	413,600	$ 1,419
Atwood Oceanics, Inc. (a)	147,840	6,642
Baker Hughes, Inc.	643,398	49,805
Compagnie Generale de Geophysique SA (a)	841,446	29,643
Dresser-Rand Group, Inc. (a)	593,870	31,202
National Oilwell Varco, Inc.	910,731	69,844
Oceaneering International, Inc. (a)	40,333	3,526
Oil States International, Inc. (a)	48,162	3,998
Transocean Ltd. (a)	661,497	48,124
		244,203
Oil, Gas & Consumable Fuels - 9.6%
Chesapeake Energy Corp.	890,840	29,995
Chevron Corp.	1,732,341	189,587
Comstock Resources, Inc. (a)(d)	593,900	19,040
Gulfport Energy Corp. (a)	334,300	11,380
Occidental Petroleum Corp.	1,070,406	122,337
Repsol YPF SA	791,793	28,276
Royal Dutch Shell PLC Class A sponsored ADR	1,781,546	138,034
Stone Energy Corp. (a)	593,915	21,001
Whiting Petroleum Corp. (a)	99,000	6,881
		566,531
TOTAL ENERGY		810,734
FINANCIALS - 5.3%
Capital Markets - 0.8%
Janus Capital Group, Inc.	1,977,543	24,067
TD Ameritrade Holding Corp.	1,039,700	22,395
		46,462
Commercial Banks - 2.5%
Comerica, Inc.	1,672,303	63,430
SVB Financial Group (a)	590,894	35,714
U.S. Bancorp, Delaware	1,831,235	47,282
		146,426
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	3,630,573	$ 96,973
Jones Lang LaSalle, Inc.	202,900	20,773
		117,746
TOTAL FINANCIALS		310,634
HEALTH CARE - 4.9%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	302,685	29,327
Biogen Idec, Inc. (a)	1,088,143	105,931
		135,258
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	188,100	20,080
Edwards Lifesciences Corp. (a)	712,600	61,533
		81,613
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	346,445	43,859
Shire PLC	989,900	30,720
		74,579
TOTAL HEALTH CARE		291,450
INDUSTRIALS - 22.5%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	2,969,500	22,128
GeoEye, Inc. (a)	415,416	15,408
Textron, Inc.	2,255,412	58,866
United Technologies Corp.	643,427	57,638
		154,040
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,976,893	16,171
Airlines - 6.2%
Ryanair Holdings PLC sponsored ADR	517,206	15,764
United Continental Holdings, Inc. (a)(d)	12,569,652	286,838
US Airways Group, Inc. (a)(d)	7,086,883	64,420
		367,022
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	306,839	28,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.5%
Fluor Corp.	544,418	$ 38,077
Foster Wheeler AG (a)	1,066,572	37,938
Jacobs Engineering Group, Inc. (a)	593,977	29,467
Shaw Group, Inc. (a)	1,050,712	40,873
		146,355
Electrical Equipment - 1.7%
Emerson Electric Co.	989,892	60,146
Rockwell Automation, Inc.	459,500	40,036
		100,182
Industrial Conglomerates - 2.2%
General Electric Co.	6,334,997	129,551
Machinery - 3.7%
3D Systems Corp. (a)(d)	346,400	14,452
Chart Industries, Inc. (a)	442,572	21,513
Danaher Corp.	742,388	41,010
Greenbrier Companies, Inc. (a)	395,038	10,694
Trinity Industries, Inc.	784,949	28,415
WABCO Holdings, Inc. (a)	836,356	61,765
Wabtec Corp.	536,700	38,310
		216,159
Professional Services - 0.9%
IHS, Inc. Class A (a)	564,313	49,795
Road & Rail - 1.6%
Union Pacific Corp.	926,745	95,890
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	126,440	19,168
TOTAL INDUSTRIALS		1,322,341
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.2%
Alcatel-Lucent SA sponsored ADR (a)(d)	16,828,400	110,058
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,187,900	18,056
		128,114
Computers & Peripherals - 3.9%
Apple, Inc. (a)	663,233	230,958
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	247,500	13,838
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
VeriSign, Inc.	940,401	$ 34,757
IT Services - 1.4%
Accenture PLC Class A	525,205	30,005
Cognizant Technology Solutions Corp. Class A (a)	425,656	35,287
Paychex, Inc.	544,488	17,810
		83,102
Software - 3.5%
Ariba, Inc. (a)	2,733,669	95,050
FactSet Research Systems, Inc.	185,478	20,293
Intuit, Inc. (a)	307,751	17,099
Oracle Corp.	1,484,723	53,524
Rovi Corp. (a)	445,425	21,630
		207,596
TOTAL INFORMATION TECHNOLOGY		698,365
MATERIALS - 1.9%
Containers & Packaging - 0.4%
Silgan Holdings, Inc.	494,892	22,696
Metals & Mining - 1.5%
United States Steel Corp. (d)	1,831,378	87,375
TOTAL MATERIALS		110,071
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.6%
Iliad Group SA	388,963	50,002
Telenet Group Holding NV (d)	873,707	43,438
		93,440
Wireless Telecommunication Services - 1.6%
Clearwire Corp. Class A (a)(d)	4,783,479	23,248
Millicom International Cellular SA	298,500	32,339
Vodafone Group PLC sponsored ADR	1,385,855	40,356
		95,943
TOTAL TELECOMMUNICATION SERVICES		189,383
TOTAL COMMON STOCKS (Cost $5,050,829)		5,696,517
Money Market Funds - 9.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	245,156,385	$ 245,156
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	326,068,329	326,068
TOTAL MONEY MARKET FUNDS (Cost $571,224)		571,224
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $2,262)	$ 2,262	2,262
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $5,624,315)		6,270,003
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(391,208)
NET ASSETS - 100%		$ 5,878,795
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,262,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 1,135
Barclays Capital, Inc.	604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	523
$ 2,262
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 264
Fidelity Securities Lending Cash Central Fund	808
Total	$ 1,072
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Transcend Services, Inc.	$ 10,894	$ -	$ 11,679	$ -	$ -
US Airways Group, Inc.	117,710	4,992	32,393	-	-
Total	$ 128,604	$ 4,992	$ 44,072	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,635,495	$ 1,635,495	$ -	$ -
Consumer Staples	328,044	299,620	28,424	-
Energy	810,734	781,091	29,643	-
Financials	310,634	310,634	-	-
Health Care	291,450	216,871	74,579	-
Industrials	1,322,341	1,322,341	-	-
Information Technology	698,365	698,365	-	-
Materials	110,071	110,071	-	-
Telecommunication Services	189,383	189,383	-	-
Money Market Funds	571,224	571,224	-	-
Cash Equivalents	2,262	-	2,262	-
Total Investments in Securities:	$ 6,270,003	$ 6,135,095	$ 134,908	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
France	4.3%
United Kingdom	3.0%
Ireland	1.7%
Switzerland	1.4%
Germany	1.4%
Belgium	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $642,471,000 all of which will expire in fiscal 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $319,881 and repurchase agreements of $2,262) - See accompanying schedule: Unaffiliated issuers (cost $5,053,091)	$ 5,698,779
Fidelity Central Funds (cost $571,224)	571,224
Total Investments (cost $5,624,315)		$ 6,270,003
Cash		1
Receivable for investments sold		82,553
Receivable for fund shares sold		3,702
Dividends receivable		2,128
Distributions receivable from Fidelity Central Funds		102
Prepaid expenses		5
Other receivables		486
Total assets		6,358,980

Liabilities
Payable for investments purchased	$ 142,564
Payable for fund shares redeemed	7,154
Accrued management fee	3,248
Other affiliated payables	984
Other payables and accrued expenses	167
Collateral on securities loaned, at value	326,068
Total liabilities		480,185

Net Assets		$ 5,878,795
Net Assets consist of:
Paid in capital		$ 5,362,364
Distributions in excess of net investment income		(3,359)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(125,950)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		645,740
Net Assets		$ 5,878,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,034,256 ÷ 184,204 shares)	$ 27.33

Class K: Net Asset Value, offering price and redemption price per share ($844,539 ÷ 30,852 shares)	$ 27.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 25,626
Interest		1
Income from Fidelity Central Funds		1,072
Total income		26,699

Expenses
Management fee Basic fee	$ 15,791
Performance adjustment	2,698
Transfer agent fees	5,387
Accounting and security lending fees	590
Custodian fees and expenses	87
Independent trustees' compensation	15
Registration fees	64
Audit	35
Legal	10
Miscellaneous	28
Total expenses before reductions	24,705
Expense reductions	(456)	24,249
Net investment income (loss)		2,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,262
Other affiliated issuers	8,311
Foreign currency transactions	(25)
Total net realized gain (loss)		530,548
Change in net unrealized appreciation (depreciation) on: Investment securities	199,086
Assets and liabilities in foreign currencies	67
Total change in net unrealized appreciation (depreciation)		199,153
Net gain (loss)		729,701
Net increase (decrease) in net assets resulting from operations		$ 732,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450	$ 9,579
Net realized gain (loss)	530,548	44,743
Change in net unrealized appreciation (depreciation)	199,153	1,258,883
Net increase (decrease) in net assets resulting from operations	732,151	1,313,205
Distributions to shareholders from net investment income	(5,716)	(5,772)
Share transactions - net increase (decrease)	(230,714)	(834,386)
Total increase (decrease) in net assets	495,721	473,047

Net Assets
Beginning of period	5,383,074	4,910,027
End of period (including distributions in excess of net investment income of $3,359 and distributions in excess of net investment income of $93, respectively)	$ 5,878,795	$ 5,383,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.03	$ 18.71	$ 16.68	$ 32.13	$ 27.41	$ 26.22
Income from Investment Operations
Net investment income (loss) D	.01	.04	.04	.16	.11	.10
Net realized and unrealized gain (loss)	3.31	5.30	2.17	(13.27)	6.06	3.55
Total from investment operations	3.32	5.34	2.21	(13.11)	6.17	3.65
Distributions from net investment income	(.02)	(.02)	(.18)	(.12)	(.11)	-
Distributions from net realized gain	-	-	-	(2.22)	(1.34)	(2.46)
Total distributions	(.02)	(.02)	(.18)	(2.34)	(1.45)	(2.46)
Net asset value, end of period	$ 27.33	$ 24.03	$ 18.71	$ 16.68	$ 32.13	$ 27.41
Total Return B,C	13.82%	28.57%	13.54%	(43.80)%	23.51%	14.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.89% A	.88%	.79%	.82%	.83%	.91%
Expenses net of fee waivers, if any	.89% A	.88%	.79%	.82%	.83%	.91%
Expenses net of all reductions	.88% A	.86%	.78%	.82%	.82%	.87%
Net investment income (loss)	.06% A	.16%	.25%	.67%	.36%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 5,034	$ 4,672	$ 4,627	$ 4,794	$ 10,139	$ 8,353
Portfolio turnover rate F	209% A	186%	243%	157%	135%	198%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.03	.08	.08	.03
Net realized and unrealized gain (loss)	3.31	5.31	2.18	(8.45)
Total from investment operations	3.34	5.39	2.26	(8.42)
Distributions from net investment income	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 27.37	$ 24.09	$ 18.73	$ 16.69
Total Return B,C	13.90%	28.80%	13.85%	(33.53)%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.73% A	.70%	.55%	.66% A
Expenses net of all reductions	.72% A	.68%	.54%	.65% A
Net investment income (loss)	.22% A	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 845	$ 712	$ 283	$ 93
Portfolio turnover rate F	209% A	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 936,905
Gross unrealized depreciation	(299,808)
Net unrealized appreciation (depreciation) on securities and other investments	$ 637,097

Tax cost	$ 5,632,906

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,614,094 and $5,819,747, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 5,184.21
Class K	203.05
	$ 5,387

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $339 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $808, including $48 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $456 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Capital Appreciation	$ 3,855	$ 5,336
Class K	1,861	436
Total	$ 5,716	$ 5,772

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Capital Appreciation
Shares sold	11,924	24,608	$ 306,887	$ 544,840
Reinvestment of distributions	148	250	3,700	5,154
Shares redeemed	(22,310)	(77,678)	(575,273)	(1,707,314)
Net increase (decrease)	(10,238)	(52,820)	$ (264,686)	$ (1,157,320)
Class K
Shares sold	4,182	22,592	$ 107,946	$ 500,526
Reinvestment of distributions	74	21	1,860	436
Shares redeemed	(2,944)	(8,191)	(75,834)	(178,028)
Net increase (decrease)	1,312	14,422	$ 33,972	$ 322,934

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

CAF-K-USAN-0611
1.863092.102

Fidelity®
Disciplined Equity
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Disciplined Equity	.59%
Actual		$ 1,000.00	$ 1,162.80	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96
Class K	.43%
Actual		$ 1,000.00	$ 1,164.10	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16
Class F	.38%
Actual		$ 1,000.00	$ 1,164.00	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 1.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.4
JPMorgan Chase & Co.	4.5	3.4
Exxon Mobil Corp.	4.0	2.6
Hewlett-Packard Co.	3.6	4.1
International Business Machines Corp.	2.9	2.1
General Electric Co.	2.8	2.3
Vodafone Group PLC sponsored ADR	2.8	2.4
Goldman Sachs Group, Inc.	2.7	3.0
Anheuser-Busch InBev SA NV	2.6	3.0
Microsoft Corp.	2.5	4.9
	33.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	19.7
Financials	14.9	14.4
Energy	13.0	11.1
Consumer Discretionary	11.4	10.6
Health Care	11.3	11.5
Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Stocks 98.0%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	16.3%	** Foreign investments	13.6%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.2%
TRW Automotive Holdings Corp. (a)	2,450,356	$ 139,817
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	900,000	84,877
Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp. (a)	3,500,000	164,535
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	220,000	120,342
Media - 1.4%
CBS Corp. Class B	2,300,000	58,006
Comcast Corp. Class A (special) (non-vtg.)	2,900,000	71,195
Interpublic Group of Companies, Inc.	2,500,000	29,375
		158,576
Multiline Retail - 1.0%
Macy's, Inc.	4,700,000	112,377
Specialty Retail - 1.8%
Best Buy Co., Inc. (d)	5,600,000	174,832
Limited Brands, Inc.	900,000	37,044
		211,876
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	1,520,000	107,023
VF Corp.	600,000	60,336
Warnaco Group, Inc. (a)	600,000	38,616
		205,975
TOTAL CONSUMER DISCRETIONARY		1,198,375
CONSUMER STAPLES - 10.0%
Beverages - 3.1%
Anheuser-Busch InBev SA NV (d)	4,738,240	302,395
Dr Pepper Snapple Group, Inc.	1,700,000	66,640
		369,035
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	1,200,000	65,976
Household Products - 2.1%
Procter & Gamble Co.	3,800,000	246,620
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	1,000,000	32,090
Tobacco - 3.9%
British American Tobacco PLC sponsored ADR (d)	1,700,000	149,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	900,000	$ 31,676
Philip Morris International, Inc.	3,900,000	270,816
		452,432
TOTAL CONSUMER STAPLES		1,166,153
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	200,000	10,096
National Oilwell Varco, Inc.	1,846,100	141,577
Rowan Companies, Inc. (a)	700,000	29,190
Transocean Ltd. (a)	1,100,000	80,025
		260,888
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	4,967,400	543,634
Exxon Mobil Corp.	5,256,880	462,605
Marathon Oil Corp.	2,100,000	113,484
Tesoro Corp. (a)	5,150,000	139,668
		1,259,391
TOTAL ENERGY		1,520,279
FINANCIALS - 14.9%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	2,050,000	309,571
Commercial Banks - 2.4%
Barclays PLC	10,000,000	47,542
HSBC Holdings PLC sponsored ADR	2,300,000	125,281
Wells Fargo & Co.	3,500,000	101,885
		274,708
Consumer Finance - 3.0%
Capital One Financial Corp.	4,300,000	235,339
Discover Financial Services	3,294,730	81,841
SLM Corp.	1,900,000	31,521
		348,701
Diversified Financial Services - 6.4%
Citigroup, Inc. (a)	49,478,700	227,107
JPMorgan Chase & Co.	11,400,000	520,182
		747,289
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
Lincoln National Corp.	924,143	$ 28,861
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	1,100,000	29,381
TOTAL FINANCIALS		1,738,511
HEALTH CARE - 11.3%
Biotechnology - 3.0%
Amgen, Inc. (a)	2,874,000	163,387
Biogen Idec, Inc. (a)	1,000,000	97,350
Cephalon, Inc. (a)	1,098,000	84,326
		345,063
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	4,000,000	29,960
Cooper Companies, Inc.	600,000	44,940
Covidien PLC	1,600,000	89,104
		164,004
Health Care Providers & Services - 2.3%
Humana, Inc.	3,500,000	266,420
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	431,021	30,594
Pharmaceuticals - 4.3%
AstraZeneca PLC sponsored ADR (d)	2,400,000	119,592
Eli Lilly & Co.	1,000,000	37,010
Endo Pharmaceuticals Holdings, Inc. (a)	740,561	29,000
Johnson & Johnson	2,200,000	144,584
Pfizer, Inc.	8,400,000	176,064
		506,250
TOTAL HEALTH CARE		1,312,331
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	900,000	12,888
United Technologies Corp.	1,400,000	125,412
		138,300
Commercial Services & Supplies - 0.2%
Schawk, Inc. Class A	1,108,557	20,907
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
KBR, Inc.	3,400,000	$ 130,458
MasTec, Inc. (a)	1,300,000	29,484
		159,942
Electrical Equipment - 0.2%
EnerSys (a)	800,000	30,312
Industrial Conglomerates - 2.8%
General Electric Co.	16,200,000	331,290
Machinery - 2.6%
Navistar International Corp. (a)	200,000	13,904
Pall Corp.	2,900,000	169,476
Timken Co.	2,200,000	124,058
		307,438
Road & Rail - 2.5%
CSX Corp.	3,652,400	287,407
TOTAL INDUSTRIALS		1,275,596
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.8%
HTC Corp.	2,078,000	94,175
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	10,200,000	411,774
Western Digital Corp. (a)	3,300,000	131,340
		543,114
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	700,000	31,913
Jabil Circuit, Inc.	1,500,000	29,760
		61,673
Internet Software & Services - 0.1%
Facebook, Inc. Class B (a)(e)	422,164	10,554
IT Services - 3.7%
Accenture PLC Class A	500,000	28,565
Alliance Data Systems Corp. (a)(d)	600,000	57,000
International Business Machines Corp.	2,000,000	341,160
Unisys Corp. (a)	249,607	7,408
		434,133
Semiconductors & Semiconductor Equipment - 3.9%
Micron Technology, Inc. (a)	20,905,400	236,022
RF Micro Devices, Inc. (a)	4,400,000	29,304
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	182,977	$ 152,923
Teradyne, Inc. (a)	2,000,000	32,200
		450,449
Software - 3.6%
Microsoft Corp.	11,100,000	288,822
Oracle Corp.	3,700,000	133,385
		422,207
TOTAL INFORMATION TECHNOLOGY		2,016,305
MATERIALS - 3.9%
Chemicals - 3.3%
Ashland, Inc.	1,700,000	105,536
CF Industries Holdings, Inc.	707,700	100,175
Kraton Performance Polymers, Inc. (a)	2,464,600	113,766
LyondellBasell Industries NV Class A	1,300,000	57,850
		377,327
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	1,400,000	72,975
TOTAL MATERIALS		450,302
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
MetroPCS Communications, Inc. (a)	1,528,600	25,726
Vodafone Group PLC sponsored ADR	11,132,300	324,173
		349,899
UTILITIES - 2.3%
Gas Utilities - 0.1%
ONEOK, Inc.	90,509	6,330
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	11,674,600	154,572
Multi-Utilities - 0.9%
PG&E Corp.	2,400,000	110,592
TOTAL UTILITIES		271,494
TOTAL COMMON STOCKS (Cost $9,948,019)		11,299,245
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Volkswagen AG (d)	622,900	$ 122,711
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $102,827)		122,711
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.13% (b)	131,756,659	131,757
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	568,570,750	568,571
TOTAL MONEY MARKET FUNDS (Cost $700,328)		700,328
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $10,751,174)		12,122,284
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(462,487)
NET ASSETS - 100%		$ 11,659,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,554,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 10,554
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 114
Fidelity Securities Lending Cash Central Fund	631
Total	$ 745
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,321,086	$ 1,321,086	$ -	$ -
Consumer Staples	1,166,153	863,758	302,395	-
Energy	1,520,279	1,520,279	-	-
Financials	1,738,511	1,690,969	47,542	-
Health Care	1,312,331	1,312,331	-	-
Industrials	1,275,596	1,275,596	-	-
Information Technology	2,016,305	2,005,751	-	10,554
Materials	450,302	450,302	-	-
Telecommunication Services	349,899	349,899	-	-
Utilities	271,494	271,494	-	-
Money Market Funds	700,328	700,328	-	-
Total Investments in Securities:	$ 12,122,284	$ 11,761,793	$ 349,937	$ 10,554
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	10,554
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,554
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
United Kingdom	7.5%
Belgium	2.6%
Germany	1.8%
Korea (South)	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $2,872,513,000 of which $874,329,000 and $1,998,184,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $547,586) - See accompanying schedule: Unaffiliated issuers (cost $10,050,846)	$ 11,421,956
Fidelity Central Funds (cost $700,328)	700,328
Total Investments (cost $10,751,174)		$ 12,122,284
Foreign currency held at value (cost $568)		570
Receivable for investments sold		194,790
Receivable for fund shares sold		9,711
Dividends receivable		14,482
Distributions receivable from Fidelity Central Funds		590
Prepaid expenses		11
Other receivables		631
Total assets		12,343,069

Liabilities
Payable for investments purchased	$ 106,919
Payable for fund shares redeemed	2,330
Accrued management fee	3,492
Other affiliated payables	1,654
Other payables and accrued expenses	306
Collateral on securities loaned, at value	568,571
Total liabilities		683,272

Net Assets		$ 11,659,797
Net Assets consist of:
Paid in capital		$ 12,341,941
Undistributed net investment income		24,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,078,257)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,371,168
Net Assets		$ 11,659,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($9,265,957 ÷ 371,178 shares)	$ 24.96

Class K: Net Asset Value, offering price and redemption price per share ($163,627 ÷ 6,554 shares)	$ 24.97

Class F: Net Asset Value, offering price and redemption price per share ($2,230,213 ÷ 89,376 shares)	$ 24.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 83,720
Interest		2
Income from Fidelity Central Funds		745
Total income		84,467

Expenses
Management fee Basic fee	$ 30,828
Performance adjustment	(10,703)
Transfer agent fees	9,609
Accounting and security lending fees	673
Custodian fees and expenses	192
Independent trustees' compensation	28
Registration fees	31
Audit	43
Legal	21
Miscellaneous	55
Total expenses before reductions	30,777
Expense reductions	(766)	30,011
Net investment income (loss)		54,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	854,060
Foreign currency transactions	50
Total net realized gain (loss)		854,110
Change in net unrealized appreciation (depreciation) on: Investment securities	772,447
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		772,505
Net gain (loss)		1,626,615
Net increase (decrease) in net assets resulting from operations		$ 1,681,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,456	$ 93,970
Net realized gain (loss)	854,110	1,049,236
Change in net unrealized appreciation (depreciation)	772,505	1,045
Net increase (decrease) in net assets resulting from operations	1,681,071	1,144,251
Distributions to shareholders from net investment income	(105,872)	(121,330)
Share transactions - net increase (decrease)	(357,845)	(1,369,605)
Total increase (decrease) in net assets	1,217,354	(346,684)

Net Assets
Beginning of period	10,442,443	10,789,127
End of period (including undistributed net investment income of $24,945 and undistributed net investment income of $76,361, respectively)	$ 11,659,797	$ 10,442,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71
Income from Investment Operations
Net investment income (loss) D	.11	.18	.24	.29	.27	.22
Net realized and unrealized gain (loss)	3.39	1.99	.96	(12.19)	4.95	4.08
Total from investment operations	3.50	2.17	1.20	(11.90)	5.22	4.30
Distributions from net investment income	(.21)	(.22)	(.26)	(.26)	(.19)	(.18)
Distributions from net realized gain	-	-	-	(2.43)	(2.49)	-
Total distributions	(.21)	(.22)	(.26)	(2.69)	(2.68)	(.18)
Net asset value, end of period	$ 24.96	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83
Total Return B, C	16.28%	11.05%	6.64%	(38.68)%	18.42%	16.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.59% A	.70%	.84%	.87%	.91%	.92%
Expenses net of fee waivers, if any	.59% A	.70%	.84%	.87%	.91%	.92%
Expenses net of all reductions	.58% A	.68%	.83%	.87%	.90%	.91%
Net investment income (loss)	.95% A	.85%	1.37%	1.10%	.88%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 9,266	$ 8,943	$ 10,530	$ 9,804	$ 11,482	$ 7,694
Portfolio turnover rate F	155% A	146%	200%	186%	152%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.13	.22	.28	.12
Net realized and unrealized gain (loss)	3.40	1.99	.96	(8.71)
Total from investment operations	3.53	2.21	1.24	(8.59)
Distributions from net investment income	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.97	$ 21.69	$ 19.74	$ 18.79
Total Return B, C	16.41%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.43% A	.52%	.61%	.71% A
Expenses net of all reductions	.42% A	.51%	.60%	.71% A
Net investment income (loss)	1.11% A	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 164	$ 141	$ 184	$ 49
Portfolio turnover rate F	155% A	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.13	.22	.02
Net realized and unrealized gain (loss)	3.39	2.00	2.20
Total from investment operations	3.52	2.22	2.22
Distributions from net investment income	(.26)	(.27)	-
Net asset value, end of period	$ 24.95	$ 21.69	$ 19.74
Total Return B, C	16.40%	11.31%	12.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.38% A	.47%	.50% A
Expenses net of fee waivers, if any	.38% A	.47%	.50% A
Expenses net of all reductions	.37% A	.45%	.49% A
Net investment income (loss)	1.16% A	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,230	$ 1,359	$ 75
Portfolio turnover rate F	155% A	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F Shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,518,569
Gross unrealized depreciation	(187,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,330,588
Tax cost	$ 10,791,696

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,400,032 and $8,898,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Disciplined Equity	$ 9,567.21
Class K	42.05
	$ 9,609

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $338 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,382.43%		$ -*

* Amount represents three hundred ninety dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $631, including thirty eight dollars from securities loaned to FCM. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $766 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Disciplined Equity	$ 86,646	$ 116,715
Class K	1,698	2,464
Class F	17,528	2,151
Total	$ 105,872	$ 121,330

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Disciplined Equity
Shares sold	22,889	48,761	$ 525,200	$ 1,024,807
Reinvestment of distributions	3,881	5,559	85,889	115,802
Shares redeemed	(68,335)	(175,504)	(1,576,218)	(3,680,202)
Net increase (decrease)	(41,565)	(121,184)	$ (965,129)	$ (2,539,593)
Class K
Shares sold	1,527	5,579	$ 35,818	$ 117,922
Reinvestment of distributions	77	118	1,698	2,464
Shares redeemed	(1,552)	(8,493)	(37,538)	(175,735)
Net increase (decrease)	52	(2,796)	$ (22)	$ (55,349)
Class F
Shares sold	33,944	65,890	$ 777,796	$ 1,373,135
Reinvestment of distributions	793	103	17,528	2,151
Shares redeemed	(8,025)	(7,147)	(188,018)	(149,949)
Net increase (decrease)	26,712	58,846	$ 607,306	$ 1,225,337

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were owners of record of approximately 16% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom and Freedom K Funds were owners of record, in aggregate, of approximately 76% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FDE-USAN-0611
1.784913.108

Fidelity®
Disciplined Equity
Fund -
Class F

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Disciplined Equity	.59%
Actual		$ 1,000.00	$ 1,162.80	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96
Class K	.43%
Actual		$ 1,000.00	$ 1,164.10	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16
Class F	.38%
Actual		$ 1,000.00	$ 1,164.00	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 1.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.4
JPMorgan Chase & Co.	4.5	3.4
Exxon Mobil Corp.	4.0	2.6
Hewlett-Packard Co.	3.6	4.1
International Business Machines Corp.	2.9	2.1
General Electric Co.	2.8	2.3
Vodafone Group PLC sponsored ADR	2.8	2.4
Goldman Sachs Group, Inc.	2.7	3.0
Anheuser-Busch InBev SA NV	2.6	3.0
Microsoft Corp.	2.5	4.9
	33.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	19.7
Financials	14.9	14.4
Energy	13.0	11.1
Consumer Discretionary	11.4	10.6
Health Care	11.3	11.5
Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Stocks 98.0%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	16.3%	** Foreign investments	13.6%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.2%
TRW Automotive Holdings Corp. (a)	2,450,356	$ 139,817
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	900,000	84,877
Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp. (a)	3,500,000	164,535
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	220,000	120,342
Media - 1.4%
CBS Corp. Class B	2,300,000	58,006
Comcast Corp. Class A (special) (non-vtg.)	2,900,000	71,195
Interpublic Group of Companies, Inc.	2,500,000	29,375
		158,576
Multiline Retail - 1.0%
Macy's, Inc.	4,700,000	112,377
Specialty Retail - 1.8%
Best Buy Co., Inc. (d)	5,600,000	174,832
Limited Brands, Inc.	900,000	37,044
		211,876
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	1,520,000	107,023
VF Corp.	600,000	60,336
Warnaco Group, Inc. (a)	600,000	38,616
		205,975
TOTAL CONSUMER DISCRETIONARY		1,198,375
CONSUMER STAPLES - 10.0%
Beverages - 3.1%
Anheuser-Busch InBev SA NV (d)	4,738,240	302,395
Dr Pepper Snapple Group, Inc.	1,700,000	66,640
		369,035
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	1,200,000	65,976
Household Products - 2.1%
Procter & Gamble Co.	3,800,000	246,620
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	1,000,000	32,090
Tobacco - 3.9%
British American Tobacco PLC sponsored ADR (d)	1,700,000	149,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	900,000	$ 31,676
Philip Morris International, Inc.	3,900,000	270,816
		452,432
TOTAL CONSUMER STAPLES		1,166,153
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	200,000	10,096
National Oilwell Varco, Inc.	1,846,100	141,577
Rowan Companies, Inc. (a)	700,000	29,190
Transocean Ltd. (a)	1,100,000	80,025
		260,888
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	4,967,400	543,634
Exxon Mobil Corp.	5,256,880	462,605
Marathon Oil Corp.	2,100,000	113,484
Tesoro Corp. (a)	5,150,000	139,668
		1,259,391
TOTAL ENERGY		1,520,279
FINANCIALS - 14.9%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	2,050,000	309,571
Commercial Banks - 2.4%
Barclays PLC	10,000,000	47,542
HSBC Holdings PLC sponsored ADR	2,300,000	125,281
Wells Fargo & Co.	3,500,000	101,885
		274,708
Consumer Finance - 3.0%
Capital One Financial Corp.	4,300,000	235,339
Discover Financial Services	3,294,730	81,841
SLM Corp.	1,900,000	31,521
		348,701
Diversified Financial Services - 6.4%
Citigroup, Inc. (a)	49,478,700	227,107
JPMorgan Chase & Co.	11,400,000	520,182
		747,289
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
Lincoln National Corp.	924,143	$ 28,861
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	1,100,000	29,381
TOTAL FINANCIALS		1,738,511
HEALTH CARE - 11.3%
Biotechnology - 3.0%
Amgen, Inc. (a)	2,874,000	163,387
Biogen Idec, Inc. (a)	1,000,000	97,350
Cephalon, Inc. (a)	1,098,000	84,326
		345,063
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	4,000,000	29,960
Cooper Companies, Inc.	600,000	44,940
Covidien PLC	1,600,000	89,104
		164,004
Health Care Providers & Services - 2.3%
Humana, Inc.	3,500,000	266,420
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	431,021	30,594
Pharmaceuticals - 4.3%
AstraZeneca PLC sponsored ADR (d)	2,400,000	119,592
Eli Lilly & Co.	1,000,000	37,010
Endo Pharmaceuticals Holdings, Inc. (a)	740,561	29,000
Johnson & Johnson	2,200,000	144,584
Pfizer, Inc.	8,400,000	176,064
		506,250
TOTAL HEALTH CARE		1,312,331
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	900,000	12,888
United Technologies Corp.	1,400,000	125,412
		138,300
Commercial Services & Supplies - 0.2%
Schawk, Inc. Class A	1,108,557	20,907
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
KBR, Inc.	3,400,000	$ 130,458
MasTec, Inc. (a)	1,300,000	29,484
		159,942
Electrical Equipment - 0.2%
EnerSys (a)	800,000	30,312
Industrial Conglomerates - 2.8%
General Electric Co.	16,200,000	331,290
Machinery - 2.6%
Navistar International Corp. (a)	200,000	13,904
Pall Corp.	2,900,000	169,476
Timken Co.	2,200,000	124,058
		307,438
Road & Rail - 2.5%
CSX Corp.	3,652,400	287,407
TOTAL INDUSTRIALS		1,275,596
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.8%
HTC Corp.	2,078,000	94,175
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	10,200,000	411,774
Western Digital Corp. (a)	3,300,000	131,340
		543,114
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	700,000	31,913
Jabil Circuit, Inc.	1,500,000	29,760
		61,673
Internet Software & Services - 0.1%
Facebook, Inc. Class B (a)(e)	422,164	10,554
IT Services - 3.7%
Accenture PLC Class A	500,000	28,565
Alliance Data Systems Corp. (a)(d)	600,000	57,000
International Business Machines Corp.	2,000,000	341,160
Unisys Corp. (a)	249,607	7,408
		434,133
Semiconductors & Semiconductor Equipment - 3.9%
Micron Technology, Inc. (a)	20,905,400	236,022
RF Micro Devices, Inc. (a)	4,400,000	29,304
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	182,977	$ 152,923
Teradyne, Inc. (a)	2,000,000	32,200
		450,449
Software - 3.6%
Microsoft Corp.	11,100,000	288,822
Oracle Corp.	3,700,000	133,385
		422,207
TOTAL INFORMATION TECHNOLOGY		2,016,305
MATERIALS - 3.9%
Chemicals - 3.3%
Ashland, Inc.	1,700,000	105,536
CF Industries Holdings, Inc.	707,700	100,175
Kraton Performance Polymers, Inc. (a)	2,464,600	113,766
LyondellBasell Industries NV Class A	1,300,000	57,850
		377,327
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	1,400,000	72,975
TOTAL MATERIALS		450,302
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
MetroPCS Communications, Inc. (a)	1,528,600	25,726
Vodafone Group PLC sponsored ADR	11,132,300	324,173
		349,899
UTILITIES - 2.3%
Gas Utilities - 0.1%
ONEOK, Inc.	90,509	6,330
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	11,674,600	154,572
Multi-Utilities - 0.9%
PG&E Corp.	2,400,000	110,592
TOTAL UTILITIES		271,494
TOTAL COMMON STOCKS (Cost $9,948,019)		11,299,245
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Volkswagen AG (d)	622,900	$ 122,711
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $102,827)		122,711
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.13% (b)	131,756,659	131,757
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	568,570,750	568,571
TOTAL MONEY MARKET FUNDS (Cost $700,328)		700,328
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $10,751,174)		12,122,284
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(462,487)
NET ASSETS - 100%		$ 11,659,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,554,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 10,554
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 114
Fidelity Securities Lending Cash Central Fund	631
Total	$ 745
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,321,086	$ 1,321,086	$ -	$ -
Consumer Staples	1,166,153	863,758	302,395	-
Energy	1,520,279	1,520,279	-	-
Financials	1,738,511	1,690,969	47,542	-
Health Care	1,312,331	1,312,331	-	-
Industrials	1,275,596	1,275,596	-	-
Information Technology	2,016,305	2,005,751	-	10,554
Materials	450,302	450,302	-	-
Telecommunication Services	349,899	349,899	-	-
Utilities	271,494	271,494	-	-
Money Market Funds	700,328	700,328	-	-
Total Investments in Securities:	$ 12,122,284	$ 11,761,793	$ 349,937	$ 10,554
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	10,554
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,554
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
United Kingdom	7.5%
Belgium	2.6%
Germany	1.8%
Korea (South)	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $2,872,513,000 of which $874,329,000 and $1,998,184,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $547,586) - See accompanying schedule: Unaffiliated issuers (cost $10,050,846)	$ 11,421,956
Fidelity Central Funds (cost $700,328)	700,328
Total Investments (cost $10,751,174)		$ 12,122,284
Foreign currency held at value (cost $568)		570
Receivable for investments sold		194,790
Receivable for fund shares sold		9,711
Dividends receivable		14,482
Distributions receivable from Fidelity Central Funds		590
Prepaid expenses		11
Other receivables		631
Total assets		12,343,069

Liabilities
Payable for investments purchased	$ 106,919
Payable for fund shares redeemed	2,330
Accrued management fee	3,492
Other affiliated payables	1,654
Other payables and accrued expenses	306
Collateral on securities loaned, at value	568,571
Total liabilities		683,272

Net Assets		$ 11,659,797
Net Assets consist of:
Paid in capital		$ 12,341,941
Undistributed net investment income		24,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,078,257)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,371,168
Net Assets		$ 11,659,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($9,265,957 ÷ 371,178 shares)	$ 24.96

Class K: Net Asset Value, offering price and redemption price per share ($163,627 ÷ 6,554 shares)	$ 24.97

Class F: Net Asset Value, offering price and redemption price per share ($2,230,213 ÷ 89,376 shares)	$ 24.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 83,720
Interest		2
Income from Fidelity Central Funds		745
Total income		84,467

Expenses
Management fee Basic fee	$ 30,828
Performance adjustment	(10,703)
Transfer agent fees	9,609
Accounting and security lending fees	673
Custodian fees and expenses	192
Independent trustees' compensation	28
Registration fees	31
Audit	43
Legal	21
Miscellaneous	55
Total expenses before reductions	30,777
Expense reductions	(766)	30,011
Net investment income (loss)		54,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	854,060
Foreign currency transactions	50
Total net realized gain (loss)		854,110
Change in net unrealized appreciation (depreciation) on: Investment securities	772,447
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		772,505
Net gain (loss)		1,626,615
Net increase (decrease) in net assets resulting from operations		$ 1,681,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,456	$ 93,970
Net realized gain (loss)	854,110	1,049,236
Change in net unrealized appreciation (depreciation)	772,505	1,045
Net increase (decrease) in net assets resulting from operations	1,681,071	1,144,251
Distributions to shareholders from net investment income	(105,872)	(121,330)
Share transactions - net increase (decrease)	(357,845)	(1,369,605)
Total increase (decrease) in net assets	1,217,354	(346,684)

Net Assets
Beginning of period	10,442,443	10,789,127
End of period (including undistributed net investment income of $24,945 and undistributed net investment income of $76,361, respectively)	$ 11,659,797	$ 10,442,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71
Income from Investment Operations
Net investment income (loss) D	.11	.18	.24	.29	.27	.22
Net realized and unrealized gain (loss)	3.39	1.99	.96	(12.19)	4.95	4.08
Total from investment operations	3.50	2.17	1.20	(11.90)	5.22	4.30
Distributions from net investment income	(.21)	(.22)	(.26)	(.26)	(.19)	(.18)
Distributions from net realized gain	-	-	-	(2.43)	(2.49)	-
Total distributions	(.21)	(.22)	(.26)	(2.69)	(2.68)	(.18)
Net asset value, end of period	$ 24.96	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83
Total Return B, C	16.28%	11.05%	6.64%	(38.68)%	18.42%	16.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.59% A	.70%	.84%	.87%	.91%	.92%
Expenses net of fee waivers, if any	.59% A	.70%	.84%	.87%	.91%	.92%
Expenses net of all reductions	.58% A	.68%	.83%	.87%	.90%	.91%
Net investment income (loss)	.95% A	.85%	1.37%	1.10%	.88%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 9,266	$ 8,943	$ 10,530	$ 9,804	$ 11,482	$ 7,694
Portfolio turnover rate F	155% A	146%	200%	186%	152%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.13	.22	.28	.12
Net realized and unrealized gain (loss)	3.40	1.99	.96	(8.71)
Total from investment operations	3.53	2.21	1.24	(8.59)
Distributions from net investment income	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.97	$ 21.69	$ 19.74	$ 18.79
Total Return B, C	16.41%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.43% A	.52%	.61%	.71% A
Expenses net of all reductions	.42% A	.51%	.60%	.71% A
Net investment income (loss)	1.11% A	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 164	$ 141	$ 184	$ 49
Portfolio turnover rate F	155% A	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.13	.22	.02
Net realized and unrealized gain (loss)	3.39	2.00	2.20
Total from investment operations	3.52	2.22	2.22
Distributions from net investment income	(.26)	(.27)	-
Net asset value, end of period	$ 24.95	$ 21.69	$ 19.74
Total Return B, C	16.40%	11.31%	12.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.38% A	.47%	.50% A
Expenses net of fee waivers, if any	.38% A	.47%	.50% A
Expenses net of all reductions	.37% A	.45%	.49% A
Net investment income (loss)	1.16% A	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,230	$ 1,359	$ 75
Portfolio turnover rate F	155% A	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F Shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,518,569
Gross unrealized depreciation	(187,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,330,588
Tax cost	$ 10,791,696

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,400,032 and $8,898,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Disciplined Equity	$ 9,567.21
Class K	42.05
	$ 9,609

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $338 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,382.43%		$ -*

* Amount represents three hundred ninety dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $631, including thirty eight dollars from securities loaned to FCM. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $766 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Disciplined Equity	$ 86,646	$ 116,715
Class K	1,698	2,464
Class F	17,528	2,151
Total	$ 105,872	$ 121,330

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Disciplined Equity
Shares sold	22,889	48,761	$ 525,200	$ 1,024,807
Reinvestment of distributions	3,881	5,559	85,889	115,802
Shares redeemed	(68,335)	(175,504)	(1,576,218)	(3,680,202)
Net increase (decrease)	(41,565)	(121,184)	$ (965,129)	$ (2,539,593)
Class K
Shares sold	1,527	5,579	$ 35,818	$ 117,922
Reinvestment of distributions	77	118	1,698	2,464
Shares redeemed	(1,552)	(8,493)	(37,538)	(175,735)
Net increase (decrease)	52	(2,796)	$ (22)	$ (55,349)
Class F
Shares sold	33,944	65,890	$ 777,796	$ 1,373,135
Reinvestment of distributions	793	103	17,528	2,151
Shares redeemed	(8,025)	(7,147)	(188,018)	(149,949)
Net increase (decrease)	26,712	58,846	$ 607,306	$ 1,225,337

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were owners of record of approximately 16% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom and Freedom K Funds were owners of record, in aggregate, of approximately 76% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-F-SANN-0611
1.891699.101

Fidelity®
Disciplined Equity
Fund -
Class K

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Disciplined Equity	.59%
Actual		$ 1,000.00	$ 1,162.80	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96
Class K	.43%
Actual		$ 1,000.00	$ 1,164.10	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16
Class F	.38%
Actual		$ 1,000.00	$ 1,164.00	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 1.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.4
JPMorgan Chase & Co.	4.5	3.4
Exxon Mobil Corp.	4.0	2.6
Hewlett-Packard Co.	3.6	4.1
International Business Machines Corp.	2.9	2.1
General Electric Co.	2.8	2.3
Vodafone Group PLC sponsored ADR	2.8	2.4
Goldman Sachs Group, Inc.	2.7	3.0
Anheuser-Busch InBev SA NV	2.6	3.0
Microsoft Corp.	2.5	4.9
	33.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	19.7
Financials	14.9	14.4
Energy	13.0	11.1
Consumer Discretionary	11.4	10.6
Health Care	11.3	11.5
Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Stocks 98.0%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	16.3%	** Foreign investments	13.6%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.2%
TRW Automotive Holdings Corp. (a)	2,450,356	$ 139,817
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	900,000	84,877
Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp. (a)	3,500,000	164,535
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	220,000	120,342
Media - 1.4%
CBS Corp. Class B	2,300,000	58,006
Comcast Corp. Class A (special) (non-vtg.)	2,900,000	71,195
Interpublic Group of Companies, Inc.	2,500,000	29,375
		158,576
Multiline Retail - 1.0%
Macy's, Inc.	4,700,000	112,377
Specialty Retail - 1.8%
Best Buy Co., Inc. (d)	5,600,000	174,832
Limited Brands, Inc.	900,000	37,044
		211,876
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	1,520,000	107,023
VF Corp.	600,000	60,336
Warnaco Group, Inc. (a)	600,000	38,616
		205,975
TOTAL CONSUMER DISCRETIONARY		1,198,375
CONSUMER STAPLES - 10.0%
Beverages - 3.1%
Anheuser-Busch InBev SA NV (d)	4,738,240	302,395
Dr Pepper Snapple Group, Inc.	1,700,000	66,640
		369,035
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	1,200,000	65,976
Household Products - 2.1%
Procter & Gamble Co.	3,800,000	246,620
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	1,000,000	32,090
Tobacco - 3.9%
British American Tobacco PLC sponsored ADR (d)	1,700,000	149,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	900,000	$ 31,676
Philip Morris International, Inc.	3,900,000	270,816
		452,432
TOTAL CONSUMER STAPLES		1,166,153
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	200,000	10,096
National Oilwell Varco, Inc.	1,846,100	141,577
Rowan Companies, Inc. (a)	700,000	29,190
Transocean Ltd. (a)	1,100,000	80,025
		260,888
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	4,967,400	543,634
Exxon Mobil Corp.	5,256,880	462,605
Marathon Oil Corp.	2,100,000	113,484
Tesoro Corp. (a)	5,150,000	139,668
		1,259,391
TOTAL ENERGY		1,520,279
FINANCIALS - 14.9%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	2,050,000	309,571
Commercial Banks - 2.4%
Barclays PLC	10,000,000	47,542
HSBC Holdings PLC sponsored ADR	2,300,000	125,281
Wells Fargo & Co.	3,500,000	101,885
		274,708
Consumer Finance - 3.0%
Capital One Financial Corp.	4,300,000	235,339
Discover Financial Services	3,294,730	81,841
SLM Corp.	1,900,000	31,521
		348,701
Diversified Financial Services - 6.4%
Citigroup, Inc. (a)	49,478,700	227,107
JPMorgan Chase & Co.	11,400,000	520,182
		747,289
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
Lincoln National Corp.	924,143	$ 28,861
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	1,100,000	29,381
TOTAL FINANCIALS		1,738,511
HEALTH CARE - 11.3%
Biotechnology - 3.0%
Amgen, Inc. (a)	2,874,000	163,387
Biogen Idec, Inc. (a)	1,000,000	97,350
Cephalon, Inc. (a)	1,098,000	84,326
		345,063
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	4,000,000	29,960
Cooper Companies, Inc.	600,000	44,940
Covidien PLC	1,600,000	89,104
		164,004
Health Care Providers & Services - 2.3%
Humana, Inc.	3,500,000	266,420
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	431,021	30,594
Pharmaceuticals - 4.3%
AstraZeneca PLC sponsored ADR (d)	2,400,000	119,592
Eli Lilly & Co.	1,000,000	37,010
Endo Pharmaceuticals Holdings, Inc. (a)	740,561	29,000
Johnson & Johnson	2,200,000	144,584
Pfizer, Inc.	8,400,000	176,064
		506,250
TOTAL HEALTH CARE		1,312,331
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	900,000	12,888
United Technologies Corp.	1,400,000	125,412
		138,300
Commercial Services & Supplies - 0.2%
Schawk, Inc. Class A	1,108,557	20,907
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
KBR, Inc.	3,400,000	$ 130,458
MasTec, Inc. (a)	1,300,000	29,484
		159,942
Electrical Equipment - 0.2%
EnerSys (a)	800,000	30,312
Industrial Conglomerates - 2.8%
General Electric Co.	16,200,000	331,290
Machinery - 2.6%
Navistar International Corp. (a)	200,000	13,904
Pall Corp.	2,900,000	169,476
Timken Co.	2,200,000	124,058
		307,438
Road & Rail - 2.5%
CSX Corp.	3,652,400	287,407
TOTAL INDUSTRIALS		1,275,596
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.8%
HTC Corp.	2,078,000	94,175
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	10,200,000	411,774
Western Digital Corp. (a)	3,300,000	131,340
		543,114
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	700,000	31,913
Jabil Circuit, Inc.	1,500,000	29,760
		61,673
Internet Software & Services - 0.1%
Facebook, Inc. Class B (a)(e)	422,164	10,554
IT Services - 3.7%
Accenture PLC Class A	500,000	28,565
Alliance Data Systems Corp. (a)(d)	600,000	57,000
International Business Machines Corp.	2,000,000	341,160
Unisys Corp. (a)	249,607	7,408
		434,133
Semiconductors & Semiconductor Equipment - 3.9%
Micron Technology, Inc. (a)	20,905,400	236,022
RF Micro Devices, Inc. (a)	4,400,000	29,304
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	182,977	$ 152,923
Teradyne, Inc. (a)	2,000,000	32,200
		450,449
Software - 3.6%
Microsoft Corp.	11,100,000	288,822
Oracle Corp.	3,700,000	133,385
		422,207
TOTAL INFORMATION TECHNOLOGY		2,016,305
MATERIALS - 3.9%
Chemicals - 3.3%
Ashland, Inc.	1,700,000	105,536
CF Industries Holdings, Inc.	707,700	100,175
Kraton Performance Polymers, Inc. (a)	2,464,600	113,766
LyondellBasell Industries NV Class A	1,300,000	57,850
		377,327
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	1,400,000	72,975
TOTAL MATERIALS		450,302
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
MetroPCS Communications, Inc. (a)	1,528,600	25,726
Vodafone Group PLC sponsored ADR	11,132,300	324,173
		349,899
UTILITIES - 2.3%
Gas Utilities - 0.1%
ONEOK, Inc.	90,509	6,330
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	11,674,600	154,572
Multi-Utilities - 0.9%
PG&E Corp.	2,400,000	110,592
TOTAL UTILITIES		271,494
TOTAL COMMON STOCKS (Cost $9,948,019)		11,299,245
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Volkswagen AG (d)	622,900	$ 122,711
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $102,827)		122,711
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.13% (b)	131,756,659	131,757
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	568,570,750	568,571
TOTAL MONEY MARKET FUNDS (Cost $700,328)		700,328
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $10,751,174)		12,122,284
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(462,487)
NET ASSETS - 100%		$ 11,659,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,554,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 10,554
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 114
Fidelity Securities Lending Cash Central Fund	631
Total	$ 745
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,321,086	$ 1,321,086	$ -	$ -
Consumer Staples	1,166,153	863,758	302,395	-
Energy	1,520,279	1,520,279	-	-
Financials	1,738,511	1,690,969	47,542	-
Health Care	1,312,331	1,312,331	-	-
Industrials	1,275,596	1,275,596	-	-
Information Technology	2,016,305	2,005,751	-	10,554
Materials	450,302	450,302	-	-
Telecommunication Services	349,899	349,899	-	-
Utilities	271,494	271,494	-	-
Money Market Funds	700,328	700,328	-	-
Total Investments in Securities:	$ 12,122,284	$ 11,761,793	$ 349,937	$ 10,554
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	10,554
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,554
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
United Kingdom	7.5%
Belgium	2.6%
Germany	1.8%
Korea (South)	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $2,872,513,000 of which $874,329,000 and $1,998,184,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $547,586) - See accompanying schedule: Unaffiliated issuers (cost $10,050,846)	$ 11,421,956
Fidelity Central Funds (cost $700,328)	700,328
Total Investments (cost $10,751,174)		$ 12,122,284
Foreign currency held at value (cost $568)		570
Receivable for investments sold		194,790
Receivable for fund shares sold		9,711
Dividends receivable		14,482
Distributions receivable from Fidelity Central Funds		590
Prepaid expenses		11
Other receivables		631
Total assets		12,343,069

Liabilities
Payable for investments purchased	$ 106,919
Payable for fund shares redeemed	2,330
Accrued management fee	3,492
Other affiliated payables	1,654
Other payables and accrued expenses	306
Collateral on securities loaned, at value	568,571
Total liabilities		683,272

Net Assets		$ 11,659,797
Net Assets consist of:
Paid in capital		$ 12,341,941
Undistributed net investment income		24,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,078,257)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,371,168
Net Assets		$ 11,659,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($9,265,957 ÷ 371,178 shares)	$ 24.96

Class K: Net Asset Value, offering price and redemption price per share ($163,627 ÷ 6,554 shares)	$ 24.97

Class F: Net Asset Value, offering price and redemption price per share ($2,230,213 ÷ 89,376 shares)	$ 24.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 83,720
Interest		2
Income from Fidelity Central Funds		745
Total income		84,467

Expenses
Management fee Basic fee	$ 30,828
Performance adjustment	(10,703)
Transfer agent fees	9,609
Accounting and security lending fees	673
Custodian fees and expenses	192
Independent trustees' compensation	28
Registration fees	31
Audit	43
Legal	21
Miscellaneous	55
Total expenses before reductions	30,777
Expense reductions	(766)	30,011
Net investment income (loss)		54,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	854,060
Foreign currency transactions	50
Total net realized gain (loss)		854,110
Change in net unrealized appreciation (depreciation) on: Investment securities	772,447
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		772,505
Net gain (loss)		1,626,615
Net increase (decrease) in net assets resulting from operations		$ 1,681,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,456	$ 93,970
Net realized gain (loss)	854,110	1,049,236
Change in net unrealized appreciation (depreciation)	772,505	1,045
Net increase (decrease) in net assets resulting from operations	1,681,071	1,144,251
Distributions to shareholders from net investment income	(105,872)	(121,330)
Share transactions - net increase (decrease)	(357,845)	(1,369,605)
Total increase (decrease) in net assets	1,217,354	(346,684)

Net Assets
Beginning of period	10,442,443	10,789,127
End of period (including undistributed net investment income of $24,945 and undistributed net investment income of $76,361, respectively)	$ 11,659,797	$ 10,442,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71
Income from Investment Operations
Net investment income (loss) D	.11	.18	.24	.29	.27	.22
Net realized and unrealized gain (loss)	3.39	1.99	.96	(12.19)	4.95	4.08
Total from investment operations	3.50	2.17	1.20	(11.90)	5.22	4.30
Distributions from net investment income	(.21)	(.22)	(.26)	(.26)	(.19)	(.18)
Distributions from net realized gain	-	-	-	(2.43)	(2.49)	-
Total distributions	(.21)	(.22)	(.26)	(2.69)	(2.68)	(.18)
Net asset value, end of period	$ 24.96	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83
Total Return B, C	16.28%	11.05%	6.64%	(38.68)%	18.42%	16.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.59% A	.70%	.84%	.87%	.91%	.92%
Expenses net of fee waivers, if any	.59% A	.70%	.84%	.87%	.91%	.92%
Expenses net of all reductions	.58% A	.68%	.83%	.87%	.90%	.91%
Net investment income (loss)	.95% A	.85%	1.37%	1.10%	.88%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 9,266	$ 8,943	$ 10,530	$ 9,804	$ 11,482	$ 7,694
Portfolio turnover rate F	155% A	146%	200%	186%	152%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.13	.22	.28	.12
Net realized and unrealized gain (loss)	3.40	1.99	.96	(8.71)
Total from investment operations	3.53	2.21	1.24	(8.59)
Distributions from net investment income	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.97	$ 21.69	$ 19.74	$ 18.79
Total Return B, C	16.41%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.43% A	.52%	.61%	.71% A
Expenses net of all reductions	.42% A	.51%	.60%	.71% A
Net investment income (loss)	1.11% A	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 164	$ 141	$ 184	$ 49
Portfolio turnover rate F	155% A	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.13	.22	.02
Net realized and unrealized gain (loss)	3.39	2.00	2.20
Total from investment operations	3.52	2.22	2.22
Distributions from net investment income	(.26)	(.27)	-
Net asset value, end of period	$ 24.95	$ 21.69	$ 19.74
Total Return B, C	16.40%	11.31%	12.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.38% A	.47%	.50% A
Expenses net of fee waivers, if any	.38% A	.47%	.50% A
Expenses net of all reductions	.37% A	.45%	.49% A
Net investment income (loss)	1.16% A	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,230	$ 1,359	$ 75
Portfolio turnover rate F	155% A	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F Shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,518,569
Gross unrealized depreciation	(187,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,330,588
Tax cost	$ 10,791,696

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,400,032 and $8,898,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Disciplined Equity	$ 9,567.21
Class K	42.05
	$ 9,609

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $338 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,382.43%		$ -*

* Amount represents three hundred ninety dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $631, including thirty eight dollars from securities loaned to FCM. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $766 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Disciplined Equity	$ 86,646	$ 116,715
Class K	1,698	2,464
Class F	17,528	2,151
Total	$ 105,872	$ 121,330

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Disciplined Equity
Shares sold	22,889	48,761	$ 525,200	$ 1,024,807
Reinvestment of distributions	3,881	5,559	85,889	115,802
Shares redeemed	(68,335)	(175,504)	(1,576,218)	(3,680,202)
Net increase (decrease)	(41,565)	(121,184)	$ (965,129)	$ (2,539,593)
Class K
Shares sold	1,527	5,579	$ 35,818	$ 117,922
Reinvestment of distributions	77	118	1,698	2,464
Shares redeemed	(1,552)	(8,493)	(37,538)	(175,735)
Net increase (decrease)	52	(2,796)	$ (22)	$ (55,349)
Class F
Shares sold	33,944	65,890	$ 777,796	$ 1,373,135
Reinvestment of distributions	793	103	17,528	2,151
Shares redeemed	(8,025)	(7,147)	(188,018)	(149,949)
Net increase (decrease)	26,712	58,846	$ 607,306	$ 1,225,337

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were owners of record of approximately 16% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom and Freedom K Funds were owners of record, in aggregate, of approximately 76% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-K-USAN-0611
1.863078.102

Fidelity®
Focused Stock
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	.99%	$ 1,000.00	$ 1,231.60	$ 5.48
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.89	$ 4.96

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Alcatel-Lucent SA sponsored ADR	4.8	0.0
Lincoln National Corp.	4.4	0.0
Estee Lauder Companies, Inc. Class A	4.2	4.9
Exxon Mobil Corp.	4.0	4.5
Perrigo Co.	3.2	3.9
Intuit, Inc.	3.0	0.0
Apple, Inc.	2.8	3.7
Edwards Lifesciences Corp.	2.6	3.8
TJX Companies, Inc.	2.5	0.0
Informatica Corp.	2.5	1.9
	34.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	32.7
Health Care	18.8	9.5
Energy	18.2	8.6
Consumer Discretionary	17.4	12.2
Financials	9.4	5.0
Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Stocks 99.3%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	15.6%	** Foreign investments	6.2%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW)	85,000	$ 8,016,180
Diversified Consumer Services - 1.3%
Weight Watchers International, Inc.	80,000	6,220,000
Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	297,000	10,748,430
Household Durables - 1.2%
iRobot Corp. (a)	162,777	5,765,561
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	39,000	7,663,500
Media - 1.8%
Sirius XM Radio, Inc. (a)(d)	4,080,000	8,119,200
Specialty Retail - 3.9%
DSW, Inc. Class A (a)(d)	139,800	6,637,704
TJX Companies, Inc.	217,000	11,635,540
		18,273,244
Textiles, Apparel & Luxury Goods - 3.5%
Fossil, Inc. (a)	72,280	6,922,978
G-III Apparel Group Ltd. (a)	203,457	9,127,081
		16,050,059
TOTAL CONSUMER DISCRETIONARY		80,856,174
CONSUMER STAPLES - 6.1%
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	104,000	6,963,840
Personal Products - 4.6%
Estee Lauder Companies, Inc. Class A	202,100	19,603,700
Prestige Brands Holdings, Inc. (a)	144,321	1,666,908
		21,270,608
TOTAL CONSUMER STAPLES		28,234,448
ENERGY - 18.2%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	122,000	9,444,020
Key Energy Services, Inc. (a)	555,200	10,104,640
		19,548,660
Oil, Gas & Consumable Fuels - 14.0%
Brigham Exploration Co. (a)	233,100	7,815,843
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	96,000	$ 10,506,240
Exxon Mobil Corp.	213,500	18,788,000
Holly Corp.	97,894	5,668,063
Keyera Corp.	211,000	8,751,337
Marathon Oil Corp.	182,000	9,835,280
Pioneer Natural Resources Co.	39,000	3,986,970
		65,351,733
TOTAL ENERGY		84,900,393
FINANCIALS - 9.4%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	59,700	6,512,076
Commercial Banks - 1.9%
SVB Financial Group (a)	145,900	8,818,196
Insurance - 4.4%
Lincoln National Corp.	662,900	20,702,367
Real Estate Investment Trusts - 1.7%
Equity Residential (SBI)	134,000	8,002,480
TOTAL FINANCIALS		44,035,119
HEALTH CARE - 18.8%
Biotechnology - 0.7%
Vertex Pharmaceuticals, Inc. (a)	60,000	3,301,200
Health Care Equipment & Supplies - 6.4%
Baxter International, Inc.	83,000	4,722,700
Covidien PLC	166,000	9,244,540
Edwards Lifesciences Corp. (a)	139,800	12,071,730
Mako Surgical Corp. (a)(d)	138,300	3,799,101
		29,838,071
Health Care Providers & Services - 2.4%
McKesson Corp.	136,000	11,289,360
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc. (a)	143,000	7,137,130
Illumina, Inc. (a)(d)	81,000	5,749,380
		12,886,510
Pharmaceuticals - 6.5%
Novo Nordisk A/S Series B	53,000	6,709,714
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	164,000	$ 14,819,040
Valeant Pharmaceuticals International, Inc. (Canada)	163,000	8,597,083
		30,125,837
TOTAL HEALTH CARE		87,440,978
INDUSTRIALS - 3.8%
Industrial Conglomerates - 2.1%
Carlisle Companies, Inc.	202,600	10,036,804
Road & Rail - 1.7%
CSX Corp.	98,000	7,711,620
TOTAL INDUSTRIALS		17,748,424
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 8.6%
Alcatel-Lucent SA sponsored ADR (a)(d)	3,447,300	22,545,341
Ciena Corp. (a)	108,000	3,049,920
Polycom, Inc. (a)	83,000	4,965,890
QUALCOMM, Inc.	165,000	9,378,600
		39,939,751
Computers & Peripherals - 2.8%
Apple, Inc. (a)	36,900	12,849,687
Internet Software & Services - 2.0%
eBay, Inc. (a)	207,000	7,120,800
WebMD Health Corp. (a)	41,309	2,390,552
		9,511,352
IT Services - 1.5%
MasterCard, Inc. Class A	25,000	6,897,250
Semiconductors & Semiconductor Equipment - 0.7%
Ceva, Inc. (a)	113,000	3,455,540
Software - 5.5%
Informatica Corp. (a)	206,000	11,538,060
Intuit, Inc. (a)	253,000	14,056,680
		25,594,740
TOTAL INFORMATION TECHNOLOGY		98,248,320
Common Stocks - continued
	Shares	Value
MATERIALS - 3.1%
Chemicals - 3.1%
LyondellBasell Industries NV Class A	199,300	$ 8,868,850
W.R. Grace & Co. (a)	127,000	5,760,720
		14,629,570
UTILITIES - 1.4%
Electric Utilities - 1.4%
PPL Corp.	237,000	6,500,910
TOTAL COMMON STOCKS (Cost $403,847,155)		462,594,336
Money Market Funds - 8.7%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $40,410,800)	40,410,800	40,410,800
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $444,257,955)		503,005,136
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(37,350,090)
NET ASSETS - 100%		$ 465,655,046
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,661
Fidelity Securities Lending Cash Central Fund	14,806
Total	$ 26,467
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 80,856,174	$ 80,856,174	$ -	$ -
Consumer Staples	28,234,448	28,234,448	-	-
Energy	84,900,393	84,900,393	-	-
Financials	44,035,119	44,035,119	-	-
Health Care	87,440,978	80,731,264	6,709,714	-
Industrials	17,748,424	17,748,424	-	-
Information Technology	98,248,320	98,248,320	-	-
Materials	14,629,570	14,629,570	-	-
Utilities	6,500,910	6,500,910	-	-
Money Market Funds	40,410,800	40,410,800	-	-
Total Investments in Securities:	$ 503,005,136	$ 496,295,422	$ 6,709,714	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.4%
France	4.8%
Canada	3.8%
Ireland	2.0%
Netherlands	1.9%
Germany	1.7%
Denmark	1.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $10,808,640 of which $3,179,162 and $7,629,478 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,881,425) - See accompanying schedule: Unaffiliated issuers (cost $403,847,155)	$ 462,594,336
Fidelity Central Funds (cost $40,410,800)	40,410,800
Total Investments (cost $444,257,955)		$ 503,005,136
Receivable for investments sold		21,422,690
Receivable for fund shares sold		2,432,912
Dividends receivable		166,229
Distributions receivable from Fidelity Central Funds		11,393
Prepaid expenses		122
Other receivables		11,841
Total assets		527,050,323

Liabilities
Payable to custodian bank	$ 2,241,585
Payable for investments purchased	17,384,168
Payable for fund shares redeemed	999,280
Accrued management fee	229,612
Other affiliated payables	94,097
Other payables and accrued expenses	35,735
Collateral on securities loaned, at value	40,410,800
Total liabilities		61,395,277

Net Assets		$ 465,655,046
Net Assets consist of:
Paid in capital		$ 400,639,206
Accumulated net investment loss		(310,656)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,603,691
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,722,805
Net Assets, for 30,517,624 shares outstanding		$ 465,655,046
Net Asset Value, offering price and redemption price per share ($465,655,046 ÷ 30,517,624 shares)		$ 15.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,042,993
Income from Fidelity Central Funds		26,467
Total income		1,069,460

Expenses
Management fee Basic fee	$ 785,252
Performance adjustment	129,782
Transfer agent fees	331,991
Accounting and security lending fees	55,393
Custodian fees and expenses	26,507
Independent trustees' compensation	563
Registration fees	42,598
Audit	21,622
Legal	286
Miscellaneous	815
Total expenses before reductions	1,394,809
Expense reductions	(14,693)	1,380,116
Net investment income (loss)		(310,656)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,873,157
Foreign currency transactions	(57,528)
Total net realized gain (loss)		17,815,629
Change in net unrealized appreciation (depreciation) on: Investment securities	34,344,102
Assets and liabilities in foreign currencies	(25,141)
Total change in net unrealized appreciation (depreciation)		34,318,961
Net gain (loss)		52,134,590
Net increase (decrease) in net assets resulting from operations		$ 51,823,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (310,656)	$ (323,910)
Net realized gain (loss)	17,815,629	14,261,896
Change in net unrealized appreciation (depreciation)	34,318,961	11,817,613
Net increase (decrease) in net assets resulting from operations	51,823,934	25,755,599
Distributions to shareholders from net investment income	-	(648,249)
Share transactions Proceeds from sales of shares	313,778,295	48,342,517
Reinvestment of distributions	-	616,010
Cost of shares redeemed	(47,616,047)	(49,177,002)
Net increase (decrease) in net assets resulting from share transactions	266,162,248	(218,475)
Total increase (decrease) in net assets	317,986,182	24,888,875

Net Assets
Beginning of period	147,668,864	122,779,989
End of period (including accumulated net investment loss of $310,656 and $0, respectively)	$ 465,655,046	$ 147,668,864
Other Information Shares
Sold	21,931,873	4,217,175
Issued in reinvestment of distributions	-	56,494
Redeemed	(3,332,867)	(4,428,825)
Net increase (decrease)	18,599,006	(155,156)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.17	$ 9.82	$ 15.35	$ 12.32	$ 11.37
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03)	.06	.09	.06	.01 G
Net realized and unrealized gain (loss)	2.89	2.31	.36	(4.27)	2.98	.98
Total from investment operations	2.87	2.28	.42	(4.18)	3.04	.99
Distributions from net investment income	-	(.06)	(.07)	(.06)	(.01)	(.04)
Distributions from net realized gain	-	-	-	(1.29)	-	-
Total distributions	-	(.06)	(.07)	(1.35)	(.01)	(.04)
Redemption fees added to paid in capital J	-	-	-	-	-	- D, I
Net asset value, end of period	$ 15.26	$ 12.39	$ 10.17	$ 9.82	$ 15.35	$ 12.32
Total Return B, C	23.16%	22.44%	4.39%	(29.58)%	24.70%	8.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.99% A	1.11%	1.09%	1.20%	1.20%	1.08%
Expenses net of fee waivers, if any	.99% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98% A	1.00%	.99%	.99%	.99%	.98%
Net investment income (loss)	(.22)% A	(.26)%	.63%	.70%	.47%	.12% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,655	$ 147,669	$ 122,780	$ 96,870	$ 97,388	$ 88,908
Portfolio turnover rate F	292% A	275%	363%	491%	343%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J The redemption fee was eliminated during the year ended October 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,968,652
Gross unrealized depreciation	(1,750,210)
Net unrealized appreciation (depreciation) on securities and other investments	$ 57,218,442

Tax cost	$ 445,786,694

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $668,490,919 and $402,340,743, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33,493 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,806. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,681 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TQG-USAN-0611
1.784914.108

Fidelity®
Stock Selector All Cap Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

The fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expense incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bears its proportionate share of the expense of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Stock Selector All Cap	.81%
Actual		$ 1,000.00	$ 1,195.80	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class K	.63%
Actual		$ 1,000.00	$ 1,197.00	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Funds' pro-rata share of investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	1.9	2.2
Visa, Inc. Class A	1.7	1.2
Procter & Gamble Co.	1.7	1.6
Comerica, Inc.	1.7	1.2
Apple, Inc.	1.7	2.5
Chevron Corp.	1.4	1.2
General Electric Co.	1.4	1.3
The Coca-Cola Co.	1.2	1.4
Regions Financial Corp.	1.2	0.7
Citigroup, Inc.	0.9	0.9
	14.8
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.5	18.9
Financials	14.7	15.0
Energy	12.7	11.0
Industrials	10.9	10.4
Health Care	11.0	11.4

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 17.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 98.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	729,297	$ 99,870
Fidelity Consumer Staples Central Fund (a)	780,275	111,267
Fidelity Energy Central Fund (a)	966,122	141,150
Fidelity Financials Central Fund (a)	3,046,908	188,786
Fidelity Health Care Central Fund (a)	815,345	117,891
Fidelity Industrials Central Fund (a)	733,326	117,105
Fidelity Information Technology Central Fund (a)	936,290	179,178
Fidelity Materials Central Fund (a)	197,273	37,050
Fidelity Telecom Services Central Fund (a)	242,923	32,173
Fidelity Utilities Central Fund (a)	316,733	34,175
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $851,788)		1,058,645
NET OTHER ASSETS (LIABILITIES) - 1.4%		15,159
NET ASSETS - 100%		$ 1,073,804
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
229 CME E-mini S&P 500 Index Contracts	June 2011	$ 15,569	$ (4)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 0*
Fidelity Consumer Discretionary Central Fund	470
Fidelity Consumer Staples Central Fund	1,288
Fidelity Energy Central Fund	753
Fidelity Financials Central Fund	396
Fidelity Health Care Central Fund	269
Fidelity Industrials Central Fund	653
Fidelity Information Technology Central Fund	250
Fidelity Materials Central Fund	180
Fidelity Telecom Services Central Fund	333
Fidelity Utilities Central Fund	465
Total	$ 5,057
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 74,778	$ 16,171	$ 2,749	$ 99,870	13.9%
Fidelity Consumer Staples Central Fund	89,784	16,327	4,595	111,267	16.9%
Fidelity Energy Central Fund	87,413	25,959	6,131	141,150	16.0%
Fidelity Financials Central Fund	131,393	40,512	2,141	188,786	15.3%
Fidelity Health Care Central Fund	89,020	21,225	13,869	117,891	15.2%
Fidelity Industrials Central Fund	81,823	18,001	3,440	117,105	14.6%
Fidelity Information Technology Central Fund	128,715	39,849	13,933	179,178	15.3%
Fidelity Materials Central Fund	29,438	4,760	3,750	37,050	13.4%
Fidelity Telecom Services Central Fund	24,748	4,421	276	32,173	15.6%
Fidelity Utilities Central Fund	29,073	4,721	1,857	34,175	14.5%
Total	$ 766,185	$ 191,946	$ 52,741	$ 1,058,645
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (4)
Total Value of Derivatives	$ -	$ (4)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
United Kingdom	1.8%
Ireland	1.8%
Bermuda	1.7%
Switzerland	1.3%
Canada	1.2%
Cayman Islands	1.0%
China	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $194,202,000 of which $59,231,000 and $134,971,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Total Investments (cost $851,788)		$ 1,058,645
Cash		3
Receivable for investments sold		479
Receivable for fund shares sold		15,877
Dividends receivable		27
Prepaid expenses		1
Other receivables		55
Total assets		1,075,087

Liabilities
Payable for fund shares redeemed	$ 601
Accrued management fee	452
Transfer agent fee payable	169
Payable for daily variation on futures contracts	4
Other affiliated payables	28
Other payables and accrued expenses	29
Total liabilities		1,283

Net Assets		$ 1,073,804
Net Assets consist of:
Paid in capital		$ 1,057,569
Distributions in excess of net investment income		(162)
Accumulated undistributed net realized gain (loss) on investments		(190,461)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		206,858
Net Assets		$ 1,073,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($1,031,743 ÷ 36,643.6 shares)	$ 28.16

Class K: Net Asset Value, offering price and redemption price per share ($42,061 ÷ 1,493.7 shares)	$ 28.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 5,057

Expenses
Management fee Basic fee	$ 2,388
Performance adjustment	(127)
Transfer agent fees	961
Accounting fees and expenses	146
Custodian fees and expenses	3
Independent trustees' compensation	2
Registration fees	29
Audit	31
Legal	2
Miscellaneous	3
Total expenses before reductions	3,438
Expense reductions	(92)	3,346
Net investment income (loss)		1,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137
Fidelity Central Funds	11,017
Total net realized gain (loss)		11,154
Change in net unrealized appreciation (depreciation) on: Investment securities	142,155
Assets and liabilities in foreign currencies	3
Futures contracts	(4)
Total change in net unrealized appreciation (depreciation)		142,154
Net gain (loss)		153,308
Net increase (decrease) in net assets resulting from operations		$ 155,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,711	$ 5,097
Net realized gain (loss)	11,154	86,830
Change in net unrealized appreciation (depreciation)	142,154	23,283
Net increase (decrease) in net assets resulting from operations	155,019	115,210
Distributions to shareholders from net investment income	(4,605)	(4,230)
Share transactions - net increase (decrease)	157,718	80,564
Total increase (decrease) in net assets	308,132	191,544

Net Assets
Beginning of period	765,672	574,128
End of period (including distributions in excess of net investment income of $162 and undistributed net investment income of $2,732, respectively)	$ 1,073,804	$ 765,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74
Income from Investment Operations
Net investment income (loss) D	.05	.16	.14	.20	.19	.16
Net realized and unrealized gain (loss)	4.57	3.69	1.27	(12.14)	5.10	3.46
Total from investment operations	4.62	3.85	1.41	(11.94)	5.29	3.62
Distributions from net investment income	(.14)	(.15)	(.22)	(.16)	(.13)	(.12)
Distributions from net realized gain	-	-	-	(1.48)	(.03)	-
Total distributions	(.14)	(.15)	(.22)	(1.64)	(.16)	(.12)
Net asset value, end of period	$ 28.16	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24
Total Return B, C	19.58%	19.35%	7.77%	(38.78)%	19.52%	15.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.87%	.87%	.93%	.87%	.88%
Expenses net of fee waivers, if any	.81% A	.87%	.87%	.93%	.87%	.88%
Expenses net of all reductions	.79% A	.86%	.87%	.93%	.87%	.87%
Net investment income (loss)	.39% A	.72%	.82%	.77%	.64%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 1,032	$ 730	$ 552	$ 698	$ 1,005	$ 853
Portfolio turnover rate F	12% A	147%	109%	121%	91%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.07	.20	.18	.06
Net realized and unrealized gain (loss)	4.58	3.69	1.27	(9.05)
Total from investment operations	4.65	3.89	1.45	(8.99)
Distributions from net investment income	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 28.16	$ 23.70	$ 20.00	$ 18.81
Total Return B, C	19.70%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.63% A	.68%	.65%	.79% A
Expenses net of all reductions	.61% A	.66%	.65%	.78% A
Net investment income (loss)	.57% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 36	$ 22	$ 35
Portfolio turnover rate F	12% A	147%	109%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector All Cap (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Stock Selector All Cap and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Funds:

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 208,366
Gross unrealized depreciation	(57)
Net unrealized appreciation (depreciation) on securities and other investments	$ 208,309
Tax cost	$ 850,336

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(4) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $191,946 and $52,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap share class as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector All Cap. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Stock Selector All Cap	$ 951.23
Class K	10.05
	$ 961

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $92 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Stock Selector All Cap	$ 4,320	$ 4,028
Class K	285	202
Total	$ 4,605	$ 4,230

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Stock Selector All Cap
Shares sold	8,970	9,171	$ 240,148	$ 203,020
Reinvestment of distributions	164	181	4,146	3,844
Shares redeemed	(3,314)	(6,135)	(86,238)	(134,933)
Net increase (decrease)	5,820	3,217	$ 158,056	$ 71,931
Class K
Shares sold	167	739	$ 4,385	$ 16,419
Reinvestment of distributions	11	10	285	202
Shares redeemed	(194)	(363)	(5,008)	(7,988)
Net increase (decrease)	(16)	386	$ (338)	$ 8,633

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FSS-USAN-0611
1.784916.108

Fidelity®
Stock Selector All Cap Fund -
Class K

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

The fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expense incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bears its proportionate share of the expense of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Stock Selector All Cap	.81%
Actual		$ 1,000.00	$ 1,195.80	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class K	.63%
Actual		$ 1,000.00	$ 1,197.00	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Funds' pro-rata share of investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	1.9	2.2
Visa, Inc. Class A	1.7	1.2
Procter & Gamble Co.	1.7	1.6
Comerica, Inc.	1.7	1.2
Apple, Inc.	1.7	2.5
Chevron Corp.	1.4	1.2
General Electric Co.	1.4	1.3
The Coca-Cola Co.	1.2	1.4
Regions Financial Corp.	1.2	0.7
Citigroup, Inc.	0.9	0.9
	14.8
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.5	18.9
Financials	14.7	15.0
Energy	12.7	11.0
Industrials	10.9	10.4
Health Care	11.0	11.4

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 17.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 98.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	729,297	$ 99,870
Fidelity Consumer Staples Central Fund (a)	780,275	111,267
Fidelity Energy Central Fund (a)	966,122	141,150
Fidelity Financials Central Fund (a)	3,046,908	188,786
Fidelity Health Care Central Fund (a)	815,345	117,891
Fidelity Industrials Central Fund (a)	733,326	117,105
Fidelity Information Technology Central Fund (a)	936,290	179,178
Fidelity Materials Central Fund (a)	197,273	37,050
Fidelity Telecom Services Central Fund (a)	242,923	32,173
Fidelity Utilities Central Fund (a)	316,733	34,175
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $851,788)		1,058,645
NET OTHER ASSETS (LIABILITIES) - 1.4%		15,159
NET ASSETS - 100%		$ 1,073,804
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
229 CME E-mini S&P 500 Index Contracts	June 2011	$ 15,569	$ (4)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 0*
Fidelity Consumer Discretionary Central Fund	470
Fidelity Consumer Staples Central Fund	1,288
Fidelity Energy Central Fund	753
Fidelity Financials Central Fund	396
Fidelity Health Care Central Fund	269
Fidelity Industrials Central Fund	653
Fidelity Information Technology Central Fund	250
Fidelity Materials Central Fund	180
Fidelity Telecom Services Central Fund	333
Fidelity Utilities Central Fund	465
Total	$ 5,057
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 74,778	$ 16,171	$ 2,749	$ 99,870	13.9%
Fidelity Consumer Staples Central Fund	89,784	16,327	4,595	111,267	16.9%
Fidelity Energy Central Fund	87,413	25,959	6,131	141,150	16.0%
Fidelity Financials Central Fund	131,393	40,512	2,141	188,786	15.3%
Fidelity Health Care Central Fund	89,020	21,225	13,869	117,891	15.2%
Fidelity Industrials Central Fund	81,823	18,001	3,440	117,105	14.6%
Fidelity Information Technology Central Fund	128,715	39,849	13,933	179,178	15.3%
Fidelity Materials Central Fund	29,438	4,760	3,750	37,050	13.4%
Fidelity Telecom Services Central Fund	24,748	4,421	276	32,173	15.6%
Fidelity Utilities Central Fund	29,073	4,721	1,857	34,175	14.5%
Total	$ 766,185	$ 191,946	$ 52,741	$ 1,058,645
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (4)
Total Value of Derivatives	$ -	$ (4)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
United Kingdom	1.8%
Ireland	1.8%
Bermuda	1.7%
Switzerland	1.3%
Canada	1.2%
Cayman Islands	1.0%
China	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $194,202,000 of which $59,231,000 and $134,971,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Total Investments (cost $851,788)		$ 1,058,645
Cash		3
Receivable for investments sold		479
Receivable for fund shares sold		15,877
Dividends receivable		27
Prepaid expenses		1
Other receivables		55
Total assets		1,075,087

Liabilities
Payable for fund shares redeemed	$ 601
Accrued management fee	452
Transfer agent fee payable	169
Payable for daily variation on futures contracts	4
Other affiliated payables	28
Other payables and accrued expenses	29
Total liabilities		1,283

Net Assets		$ 1,073,804
Net Assets consist of:
Paid in capital		$ 1,057,569
Distributions in excess of net investment income		(162)
Accumulated undistributed net realized gain (loss) on investments		(190,461)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		206,858
Net Assets		$ 1,073,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($1,031,743 ÷ 36,643.6 shares)	$ 28.16

Class K: Net Asset Value, offering price and redemption price per share ($42,061 ÷ 1,493.7 shares)	$ 28.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 5,057

Expenses
Management fee Basic fee	$ 2,388
Performance adjustment	(127)
Transfer agent fees	961
Accounting fees and expenses	146
Custodian fees and expenses	3
Independent trustees' compensation	2
Registration fees	29
Audit	31
Legal	2
Miscellaneous	3
Total expenses before reductions	3,438
Expense reductions	(92)	3,346
Net investment income (loss)		1,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137
Fidelity Central Funds	11,017
Total net realized gain (loss)		11,154
Change in net unrealized appreciation (depreciation) on: Investment securities	142,155
Assets and liabilities in foreign currencies	3
Futures contracts	(4)
Total change in net unrealized appreciation (depreciation)		142,154
Net gain (loss)		153,308
Net increase (decrease) in net assets resulting from operations		$ 155,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,711	$ 5,097
Net realized gain (loss)	11,154	86,830
Change in net unrealized appreciation (depreciation)	142,154	23,283
Net increase (decrease) in net assets resulting from operations	155,019	115,210
Distributions to shareholders from net investment income	(4,605)	(4,230)
Share transactions - net increase (decrease)	157,718	80,564
Total increase (decrease) in net assets	308,132	191,544

Net Assets
Beginning of period	765,672	574,128
End of period (including distributions in excess of net investment income of $162 and undistributed net investment income of $2,732, respectively)	$ 1,073,804	$ 765,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74
Income from Investment Operations
Net investment income (loss) D	.05	.16	.14	.20	.19	.16
Net realized and unrealized gain (loss)	4.57	3.69	1.27	(12.14)	5.10	3.46
Total from investment operations	4.62	3.85	1.41	(11.94)	5.29	3.62
Distributions from net investment income	(.14)	(.15)	(.22)	(.16)	(.13)	(.12)
Distributions from net realized gain	-	-	-	(1.48)	(.03)	-
Total distributions	(.14)	(.15)	(.22)	(1.64)	(.16)	(.12)
Net asset value, end of period	$ 28.16	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24
Total Return B, C	19.58%	19.35%	7.77%	(38.78)%	19.52%	15.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.87%	.87%	.93%	.87%	.88%
Expenses net of fee waivers, if any	.81% A	.87%	.87%	.93%	.87%	.88%
Expenses net of all reductions	.79% A	.86%	.87%	.93%	.87%	.87%
Net investment income (loss)	.39% A	.72%	.82%	.77%	.64%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 1,032	$ 730	$ 552	$ 698	$ 1,005	$ 853
Portfolio turnover rate F	12% A	147%	109%	121%	91%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.07	.20	.18	.06
Net realized and unrealized gain (loss)	4.58	3.69	1.27	(9.05)
Total from investment operations	4.65	3.89	1.45	(8.99)
Distributions from net investment income	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 28.16	$ 23.70	$ 20.00	$ 18.81
Total Return B, C	19.70%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.63% A	.68%	.65%	.79% A
Expenses net of all reductions	.61% A	.66%	.65%	.78% A
Net investment income (loss)	.57% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 36	$ 22	$ 35
Portfolio turnover rate F	12% A	147%	109%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector All Cap (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Stock Selector All Cap and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Funds:

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 208,366
Gross unrealized depreciation	(57)
Net unrealized appreciation (depreciation) on securities and other investments	$ 208,309
Tax cost	$ 850,336

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(4) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $191,946 and $52,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector All Cap share class as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector All Cap. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Stock Selector All Cap	$ 951.23
Class K	10.05
	$ 961

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $92 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Stock Selector All Cap	$ 4,320	$ 4,028
Class K	285	202
Total	$ 4,605	$ 4,230

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Stock Selector All Cap
Shares sold	8,970	9,171	$ 240,148	$ 203,020
Reinvestment of distributions	164	181	4,146	3,844
Shares redeemed	(3,314)	(6,135)	(86,238)	(134,933)
Net increase (decrease)	5,820	3,217	$ 158,056	$ 71,931
Class K
Shares sold	167	739	$ 4,385	$ 16,419
Reinvestment of distributions	11	10	285	202
Shares redeemed	(194)	(363)	(5,008)	(7,988)
Net increase (decrease)	(16)	386	$ (338)	$ 8,633

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.
New York, NY

FSS-K-USAN-0611
1.863294.102

Fidelity®
Stock Selector Small Cap
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.07%
Actual		$ 1,000.00	$ 1,286.80	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.34%
Actual		$ 1,000.00	$ 1,284.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class B	1.82%
Actual		$ 1,000.00	$ 1,281.70	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Class C	1.82%
Actual		$ 1,000.00	$ 1,281.90	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Stock Selector Small Cap	.77%
Actual		$ 1,000.00	$ 1,288.00	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,288.60	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Waddell & Reed Financial, Inc. Class A	1.1	1.0
Rockwood Holdings, Inc.	1.1	0.9
Forestar Group, Inc.	1.1	1.1
National Penn Bancshares, Inc.	1.1	1.0
G-III Apparel Group Ltd.	1.1	0.9
Franklin Street Properties Corp.	1.0	1.0
Tempur-Pedic International, Inc.	1.0	1.0
General Cable Corp.	1.0	0.7
CapitalSource, Inc.	0.9	1.1
Watsco, Inc.	0.9	0.0
	10.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	21.0
Financials	18.1	19.9
Industrials	15.0	13.8
Consumer Discretionary	13.3	14.2
Health Care	11.7	12.1
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks and Equity Futures 97.7%		Stocks and Equity Futures 99.0%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	8.3%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.9%
Tenneco, Inc. (a)	405,814	$ 18,753
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	127,621	6,538
Vail Resorts, Inc. (a)	211,700	10,371
WMS Industries, Inc. (a)	176,900	5,802
Wyndham Worldwide Corp.	358,315	12,401
		35,112
Household Durables - 2.8%
iRobot Corp. (a)	342,370	12,127
La-Z-Boy, Inc. (a)	629,310	7,401
Meritage Homes Corp. (a)	448,000	10,712
Mohawk Industries, Inc. (a)	133,500	8,015
Tempur-Pedic International, Inc. (a)	332,194	20,855
		59,110
Media - 0.8%
Lamar Advertising Co. Class A (a)	287,900	9,363
MDC Partners, Inc. Class A (sub. vtg.)	491,300	8,170
		17,533
Multiline Retail - 1.1%
Dollarama, Inc. (a)	282,934	8,867
Retail Ventures, Inc. (a)	746,416	15,324
		24,191
Specialty Retail - 4.0%
Ascena Retail Group, Inc. (a)	404,580	12,659
Cabela's, Inc. Class A (a)(d)	597,362	15,257
Fourlis Holdings SA	590,130	4,851
GameStop Corp. Class A (a)	335,000	8,603
Shoe Carnival, Inc. (a)	532,247	15,579
Signet Jewelers Ltd. (a)	338,800	14,823
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	270,992	14,414
		86,186
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	106,167	9,009
G-III Apparel Group Ltd. (a)	505,900	22,695
Phillips-Van Heusen Corp.	190,600	13,420
		45,124
TOTAL CONSUMER DISCRETIONARY		286,009
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Hansen Natural Corp. (a)	110,800	$ 7,329
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	138,200	7,092
United Natural Foods, Inc. (a)	151,845	6,482
		13,574
Food Products - 1.0%
Chiquita Brands International, Inc. (a)	308,070	4,904
Diamond Foods, Inc. (d)	60,200	3,949
Green Mountain Coffee Roasters, Inc. (a)	184,503	12,354
		21,207
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	370,155	11,127
Nutraceutical International Corp. (a)	185,112	2,936
		14,063
TOTAL CONSUMER STAPLES		56,173
ENERGY - 6.2%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	1,032,272	9,321
Superior Energy Services, Inc. (a)	323,300	12,421
Willbros Group, Inc. (a)	1,151,900	12,383
		34,125
Oil, Gas & Consumable Fuels - 4.6%
Atlas Pipeline Partners, LP	388,813	14,371
Berry Petroleum Co. Class A	302,800	16,088
Cloud Peak Energy, Inc. (a)	574,600	11,963
Petroleum Development Corp. (a)	404,250	16,097
SM Energy Co.	217,436	16,495
Targa Resources Corp.	254,500	8,913
Whiting Petroleum Corp. (a)	207,030	14,389
		98,316
TOTAL ENERGY		132,441
FINANCIALS - 18.1%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	172,000	18,762
Artio Global Investors, Inc. Class A	144,826	2,379
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	567,782	$ 8,738
Gimv NV	102,300	6,782
optionsXpress Holdings, Inc.	195,299	3,601
Waddell & Reed Financial, Inc. Class A	601,400	24,659
		64,921
Commercial Banks - 4.7%
Associated Banc-Corp.	963,423	14,066
CapitalSource, Inc.	3,018,800	20,166
Cathay General Bancorp	627,376	10,697
City National Corp.	291,300	16,636
National Penn Bancshares, Inc.	2,781,400	22,835
PacWest Bancorp	602,600	13,854
TCF Financial Corp.	221,371	3,451
		101,705
Insurance - 3.0%
Alterra Capital Holdings Ltd.	665,500	14,628
Amerisafe, Inc. (a)	844,100	18,849
Endurance Specialty Holdings Ltd.	321,300	14,246
Platinum Underwriters Holdings Ltd.	410,000	15,502
		63,225
Real Estate Investment Trusts - 4.4%
American Assets Trust, Inc.	600,300	13,255
Franklin Street Properties Corp.	1,521,700	21,517
Highwoods Properties, Inc. (SBI)	443,600	16,369
Home Properties, Inc.	237,731	15,072
National Retail Properties, Inc. (d)	481,000	12,670
Ramco-Gershenson Properties Trust (SBI)	1,245,300	16,052
		94,935
Real Estate Management & Development - 1.4%
Forestar Group, Inc. (a)	1,166,600	22,947
Jones Lang LaSalle, Inc.	70,500	7,218
		30,165
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	938,700	13,583
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	978,600	$ 15,746
WSFS Financial Corp.	112,483	5,058
		34,387
TOTAL FINANCIALS		389,338
HEALTH CARE - 11.6%
Biotechnology - 2.8%
Achillion Pharmaceuticals, Inc. (a)	343,600	1,917
Amarin Corp. PLC ADR (a)	234,277	3,748
Ardea Biosciences, Inc. (a)	193,205	5,477
ARIAD Pharmaceuticals, Inc. (a)	757,418	6,476
ArQule, Inc. (a)	509,458	3,597
BioMarin Pharmaceutical, Inc. (a)	136,506	3,671
Chelsea Therapeutics International Ltd. (a)	665,563	3,135
Dynavax Technologies Corp. (a)	1,613,741	4,486
Pharmasset, Inc. (a)	72,701	7,377
QLT, Inc. (a)	152,000	1,239
SIGA Technologies, Inc. (a)(d)	362,276	4,974
Targacept, Inc. (a)	137,359	3,321
Telik, Inc. (a)	1,142,150	1,028
Theravance, Inc. (a)	200,981	5,577
ZIOPHARM Oncology, Inc. (a)	632,333	4,780
		60,803
Health Care Equipment & Supplies - 1.2%
Analogic Corp.	127,217	7,337
Masimo Corp.	183,237	6,375
Sirona Dental Systems, Inc. (a)	189,100	10,792
		24,504
Health Care Providers & Services - 6.1%
Accretive Health, Inc.	386,000	10,901
Air Methods Corp. (a)	102,640	6,941
Catalyst Health Solutions, Inc. (a)	175,091	10,428
Centene Corp. (a)	241,892	8,764
Corvel Corp. (a)	116,800	6,050
Epocrates, Inc. (a)	316,425	7,404
Health Management Associates, Inc. Class A (a)	663,938	7,489
Healthspring, Inc. (a)	235,825	9,784
HMS Holdings Corp. (a)	88,214	6,943
Humana, Inc.	129,228	9,837
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	70,382	$ 5,854
Omnicare, Inc.	186,907	5,873
PSS World Medical, Inc. (a)	501,831	14,433
The Ensign Group, Inc.	201,362	5,570
Universal Health Services, Inc. Class B	156,700	8,584
Wellcare Health Plans, Inc. (a)	158,025	6,923
		131,778
Life Sciences Tools & Services - 0.6%
eResearchTechnology, Inc. (a)	815,102	5,184
Illumina, Inc. (a)	97,200	6,899
		12,083
Pharmaceuticals - 0.9%
Cardiome Pharma Corp. (a)	433,357	2,359
Columbia Laboratories, Inc. (a)	708,568	2,473
Endocyte, Inc.	177,000	2,151
Questcor Pharmaceuticals, Inc. (a)	398,669	8,173
XenoPort, Inc. (a)	499,000	4,082
		19,238
TOTAL HEALTH CARE		248,406
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.9%
Teledyne Technologies, Inc. (a)	360,042	18,179
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	558,300	12,512
Building Products - 1.8%
A.O. Smith Corp.	365,889	16,088
AAON, Inc.	346,100	11,369
Armstrong World Industries, Inc.	271,158	12,134
		39,591
Commercial Services & Supplies - 1.6%
Swisher Hygiene, Inc. (a)(f)	986,560	7,787
Swisher Hygiene, Inc. (Canada) (a)	7,600	67
Sykes Enterprises, Inc. (a)	638,202	12,783
United Stationers, Inc.	190,442	13,723
		34,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	370,872	$ 13,192
Shaw Group, Inc. (a)	238,387	9,273
		22,465
Electrical Equipment - 2.2%
General Cable Corp. (a)	419,915	20,366
GrafTech International Ltd. (a)	684,247	15,875
Regal-Beloit Corp.	151,600	11,490
		47,731
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	239,100	11,845
Machinery - 3.5%
Accuride Corp. (a)	904,551	12,528
Actuant Corp. Class A	501,721	13,928
Altra Holdings, Inc. (a)	441,487	11,209
CLARCOR, Inc.	308,114	13,924
John Bean Technologies Corp.	524,300	10,596
Wabtec Corp.	170,429	12,165
		74,350
Professional Services - 0.4%
Advisory Board Co. (a)	195,038	9,112
Road & Rail - 0.5%
Kansas City Southern (a)	191,100	11,105
Trading Companies & Distributors - 1.9%
Interline Brands, Inc. (a)	585,707	12,370
Watsco, Inc.	267,723	18,979
WESCO International, Inc. (a)	152,745	9,463
		40,812
TOTAL INDUSTRIALS		322,062
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.9%
Aruba Networks, Inc. (a)	147,190	5,289
Comtech Telecommunications Corp.	345,447	9,776
DG FastChannel, Inc. (a)	318,771	11,664
Ixia (a)	924,592	15,108
NETGEAR, Inc. (a)	312,053	13,028
Oclaro, Inc. (a)	686,715	7,702
		62,567
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Lexmark International, Inc. Class A (a)	236,500	$ 7,627
NCR Corp. (a)	531,000	10,519
OCZ Technology Group, Inc. (a)(d)	440,271	3,615
Quantum Corp. (a)	5,772,954	18,358
STEC, Inc. (a)	354,054	7,407
Super Micro Computer, Inc. (a)	773,947	13,204
Synaptics, Inc. (a)(d)	576,880	16,395
		77,125
Electronic Equipment & Components - 1.0%
Fabrinet (a)	507,054	11,688
Plexus Corp. (a)	253,078	9,235
		20,923
Internet Software & Services - 3.4%
Constant Contact, Inc. (a)(d)	259,328	7,186
LoopNet, Inc. (a)	468,438	8,704
Rackspace Hosting, Inc. (a)(d)	233,701	10,795
SAVVIS, Inc. (a)	408,451	16,077
VeriSign, Inc.	504,591	18,650
Web.com, Inc. (a)	749,253	11,823
		73,235
IT Services - 1.2%
Alliance Data Systems Corp. (a)(d)	103,948	9,875
hiSoft Technology International Ltd. ADR (a)	308,176	5,751
Syntel, Inc.	164,967	9,020
		24,646
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	419,500	6,473
Micron Technology, Inc. (a)	786,912	8,884
Power Integrations, Inc.	151,117	6,096
Semtech Corp. (a)	337,016	9,460
TriQuint Semiconductor, Inc. (a)	766,694	10,557
		41,470
Software - 4.6%
AutoNavi Holdings Ltd. ADR	361,700	6,514
Blackboard, Inc. (a)(d)	193,938	9,330
BroadSoft, Inc. (a)	132,000	5,999
JDA Software Group, Inc. (a)	301,891	9,893
Kenexa Corp. (a)	317,835	9,351
Micro Focus International PLC	1,787,393	11,092
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	425,900	$ 8,816
Parametric Technology Corp. (a)	647,970	15,726
S1 Corp. (a)	294,231	2,021
SolarWinds, Inc. (a)	384,500	9,316
Synchronoss Technologies, Inc. (a)	348,456	11,241
		99,299
TOTAL INFORMATION TECHNOLOGY		399,265
MATERIALS - 5.5%
Chemicals - 2.6%
Cabot Corp.	338,900	15,200
Rockwood Holdings, Inc. (a)	408,500	23,178
Solutia, Inc. (a)	649,900	17,125
		55,503
Construction Materials - 0.3%
Texas Industries, Inc. (d)	159,400	6,722
Metals & Mining - 2.6%
Carpenter Technology Corp.	338,973	17,376
Coeur d'Alene Mines Corp. (a)	416,800	13,217
Compass Minerals International, Inc.	157,000	15,325
HudBay Minerals, Inc.	597,800	9,541
		55,459
TOTAL MATERIALS		117,684
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc.	94,707	6,322
Global Crossing Ltd. (a)	71,408	1,670
PAETEC Holding Corp. (a)	985,873	3,549
		11,541
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)	608,100	2,955
NII Holdings, Inc. (a)	71,943	2,991
		5,946
TOTAL TELECOMMUNICATION SERVICES		17,487
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.6%
Cleco Corp.	282,700	$ 9,923
Great Plains Energy, Inc.	362,600	7,462
IDACORP, Inc.	214,407	8,407
Westar Energy, Inc. (d)	270,700	7,366
		33,158
Gas Utilities - 0.8%
Northwest Natural Gas Co.	146,000	6,751
Southwest Gas Corp.	283,800	11,287
		18,038
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	272,800	8,880
TOTAL UTILITIES		60,076
TOTAL COMMON STOCKS (Cost $1,565,641)		2,028,941
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(f) (Cost $2,738)	391,134	2,738
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.13% 5/12/11 to 6/30/11 (e) (Cost $2,400)	$ 2,400	2,400
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	98,910,373	$ 98,910
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,378,925	37,379
TOTAL MONEY MARKET FUNDS (Cost $136,289)		136,289
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,707,068)		2,170,368
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(24,122)
NET ASSETS - 100%		$ 2,146,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
804 NYFE Russell Mini Index Contracts	June 2011	$ 69,458	$ 2,035

The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,400,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,525,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Swisher Hygiene, Inc.	4/15/11	$ 7,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	119
Total	$ 162
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 286,009	$ 286,009	$ -	$ -
Consumer Staples	56,173	56,173	-	-
Energy	132,441	132,441	-	-
Financials	389,338	389,338	-	-
Health Care	251,144	248,406	-	2,738
Industrials	322,062	314,275	7,787	-
Information Technology	399,265	399,265	-	-
Materials	117,684	117,684	-	-
Telecommunication Services	17,487	17,487	-	-
Utilities	60,076	60,076	-	-
U.S. Government and Government Agency Obligations	2,400	-	2,400	-
Money Market Funds	136,289	136,289	-	-
Total Investments in Securities:	$ 2,170,368	$ 2,157,443	$ 10,187	$ 2,738
Derivative Instruments:
Assets
Futures Contracts	$ 2,035	$ 2,035	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,738
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,035	$ -
Total Value of Derivatives	$ 2,035	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $519,765,000 of which $190,671,000 and $329,094,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,621) - See accompanying schedule: Unaffiliated issuers (cost $1,570,779)	$ 2,034,079
Fidelity Central Funds (cost $136,289)	136,289
Total Investments (cost $1,707,068)		$ 2,170,368
Cash		48
Receivable for investments sold		18,203
Receivable for fund shares sold		7,390
Dividends receivable		960
Distributions receivable from Fidelity Central Funds		20
Receivable for daily variation on futures contracts		354
Prepaid expenses		1
Other receivables		98
Total assets		2,197,442

Liabilities
Payable for investments purchased	$ 10,756
Payable for fund shares redeemed	1,680
Accrued management fee	889
Distribution and service plan fees payable	3
Other affiliated payables	455
Other payables and accrued expenses	34
Collateral on securities loaned, at value	37,379
Total liabilities		51,196

Net Assets		$ 2,146,246
Net Assets consist of:
Paid in capital		$ 2,044,712
Distributions in excess of net investment income		(3,264)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(360,538)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		465,336
Net Assets		$ 2,146,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,255 ÷ 253.012 shares)	$ 20.77

Maximum offering price per share (100/94.25 of $20.77)	$ 22.04
Class T: Net Asset Value and redemption price per share ($1,542 ÷ 74.919 shares)	$ 20.58

Maximum offering price per share (100/96.50 of $20.58)	$ 21.33
Class B: Net Asset Value and offering price per share ($308 ÷ 15.146 shares)A	$ 20.34

Class C: Net Asset Value and offering price per share ($1,575 ÷ 77.667 shares)A	$ 20.28

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($2,111,366 ÷ 100,821.845 shares)	$ 20.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,200 ÷ 1,249.088 shares)	$ 20.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 6,605
Special dividends		3,755
Interest		2
Income from Fidelity Central Funds		162
Total income		10,524

Expenses
Management fee Basic fee	$ 5,412
Performance adjustment	(1,261)
Transfer agent fees	2,210
Distribution and service plan fees	15
Accounting and security lending fees	280
Custodian fees and expenses	48
Independent trustees' compensation	4
Registration fees	107
Audit	29
Legal	4
Miscellaneous	7
Total expenses before reductions	6,855
Expense reductions	(88)	6,767
Net investment income (loss)		3,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,991
Foreign currency transactions	(112)
Futures contracts	2,988
Total net realized gain (loss)		159,867
Change in net unrealized appreciation (depreciation) on: Investment securities	268,788
Futures contracts	2,043
Total change in net unrealized appreciation (depreciation)		270,831
Net gain (loss)		430,698
Net increase (decrease) in net assets resulting from operations		$ 434,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,757	$ 3,129
Net realized gain (loss)	159,867	280,256
Change in net unrealized appreciation (depreciation)	270,831	94,882
Net increase (decrease) in net assets resulting from operations	434,455	378,267
Distributions to shareholders from net investment income	(9,149)	(976)
Share transactions - net increase (decrease)	309,253	(349,513)
Redemption fees	320	175
Total increase (decrease) in net assets	734,879	27,953

Net Assets
Beginning of period	1,411,367	1,383,414
End of period (including distributions in excess of net investment income of $3,264 and undistributed net investment income of $2,128, respectively)	$ 2,146,246	$ 1,411,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.20	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	- M	(.04)	(.07) J
Net realized and unrealized gain (loss)	4.63	3.68	1.31	(10.77)	1.66
Total from investment operations	4.64	3.67	1.31	(10.81)	1.59
Distributions from net investment income	(.07)	- M	(.02)	-	-
Distributions from net realized gain	-	-	-	(2.74)	-
Total distributions	(.07)	- M	(.02)	(2.74)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.77	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Total Return B, C, D	28.68%	29.32%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F, L
Expenses before reductions	1.07% A	1.00%	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.07% A	1.00%	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.06% A	.99%	1.01%	1.23%	1.26% A
Net investment income (loss)	.12% A, H	(.07)% I	(.03)%	(.24)%	(.57)% A, J
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 3	$ 3	$ 2	$ 1
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.05) I	(.03)	(.08)	(.10) J
Net realized and unrealized gain (loss)	4.57	3.67	1.30	(10.76)	1.64
Total from investment operations	4.56	3.62	1.27	(10.84)	1.54
Distributions from net investment income	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.71)	-
Total distributions	(.05)	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.58	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Total Return B, C, D	28.44%	29.08%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F, L
Expenses before reductions	1.34% A	1.27%	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.34% A	1.27%	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.33% A	1.26%	1.29%	1.49%	1.52% A
Net investment income (loss)	(.15)% A, H	(.33)% I	(.31)%	(.50)%	(.83)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,542	$ 723	$ 550	$ 409	$ 420
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.08)	(.17)	(.15) J
Net realized and unrealized gain (loss)	4.53	3.63	1.30	(10.73)	1.64
Total from investment operations	4.47	3.51	1.22	(10.90)	1.49
Distributions from net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.64)	-
Total distributions	-	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.34	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Total Return B, C, D	28.17%	28.40%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F, L
Expenses before reductions	1.82% A	1.76%	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	1.82% A	1.76%	1.77%	1.99%	2.05% A
Expenses net of all reductions	1.81% A	1.75%	1.75%	1.99%	2.04% A
Net investment income (loss)	(.63)% A, H	(.82)% I	(.78)%	(1.00)%	(1.32)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 308	$ 220	$ 219	$ 199	$ 419
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.09)	(.17)	(.15) J
Net realized and unrealized gain (loss)	4.52	3.61	1.31	(10.72)	1.66
Total from investment operations	4.46	3.49	1.22	(10.89)	1.51
Distributions from net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.70)	-
Total distributions	-	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.28	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Total Return B, C, D	28.19%	28.30%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F, L
Expenses before reductions	1.82% A	1.75%	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	1.82% A	1.75%	1.76%	2.00%	1.98% A
Expenses net of all reductions	1.81% A	1.74%	1.75%	1.99%	1.97% A
Net investment income (loss)	(.63)% A, H	(.81)% I	(.77)%	(1.01)%	(1.27)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,575	$ 820	$ 428	$ 183	$ 294
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82
Income from Investment Operations
Net investment income (loss) D	.04 G	.03 H	.02	.01	(.04) I	.07 J
Net realized and unrealized gain (loss)	4.65	3.72	1.33	(10.82)	5.01	2.75
Total from investment operations	4.69	3.75	1.35	(10.81)	4.97	2.82
Distributions from net investment income	(.10)	(.01)	(.02)	-	(.05)	(.07)
Distributions from net realized gain	-	-	-	(2.72)	(2.34)	(1.34)
Total distributions	(.10)	(.01)	(.02)	(2.72)	(2.39)	(1.41)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 20.94	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23
Total Return B, C	28.80%	29.75%	12.05%	(48.42)%	24.42%	14.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.77% A	.73%	.77%	.95%	1.01%	.86%
Expenses net of fee waivers, if any	.77% A	.73%	.77%	.95%	1.00%	.86%
Expenses net of all reductions	.76% A	.72%	.75%	.94%	.99%	.81%
Net investment income (loss)	.42% A, G	.21% H	.22%	.05%	(.20)% I	.32% J
Supplemental Data
Net assets, end of period (in millions)	$ 2,111	$ 1,406	$ 1,379	$ 1,292	$ 2,602	$ 2,623
Portfolio turnover rate F	74% A	138%	135%	101%	84%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .002%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..12%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.04 G	.05 H	.04	.02	(.03) I
Net realized and unrealized gain (loss)	4.67	3.72	1.32	(10.82)	1.65
Total from investment operations	4.71	3.77	1.36	(10.80)	1.62
Distributions from net investment income	(.12)	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	-	(2.73)	-
Total distributions	(.12)	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-
Net asset value, end of period	$ 20.98	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Total Return B, C	28.86%	29.89%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E, K
Expenses before reductions	.74% A	.63%	.63%	.84%	.94% A
Expenses net of fee waivers, if any	.74% A	.63%	.63%	.84%	.94% A
Expenses net of all reductions	.73% A	.62%	.62%	.84%	.93% A
Net investment income (loss)	.45% A, G	.31% H	.36%	.15%	(.24)% A, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,200	$ 680	$ 413	$ 376	$ 162
Portfolio turnover rate F	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..21%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. J For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 487,536,122
Gross unrealized depreciation	(24,950,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ 462,585,602

Tax cost	$ 1,707,782,069

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,987,515 and a change in net unrealized appreciation (depreciation) of $2,042,651 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,946,996 and $638,180,117, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,564	$ 103
Class T	.25%	.25%	2,668	22
Class B	.75%	.25%	1,389	1,049
Class C	.75%	.25%	5,624	1,671
			$ 15,245	$ 2,845

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,381
Class T	226
Class B*	131
Class C*	249
$ 1,987

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,640.30
Class T	1,682.32
Class B	419.30
Class C	1,671.30
Stock Selector Small Cap	2,188,215.25
Institutional Class	11,446.22
	$ 2,210,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,276 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,930 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,487. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $88,065 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,209	$ 649
Class T	2,838	-
Stock Selector Small Cap	9,104,127	974,901
Institutional Class	26,543	392
Total	$ 9,148,717	$ 975,942

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	86,051	60,233	$ 1,595,686	$ 878,328
Reinvestment of distributions	794	48	14,554	635
Shares redeemed	(39,550)	(69,529)	(747,630)	(1,022,424)
Net increase (decrease)	47,295	(9,248)	$ 862,610	$ (143,461)
Class T
Shares sold	44,797	27,634	$ 846,704	$ 398,291
Reinvestment of distributions	154	-	2,831	-
Shares redeemed	(15,050)	(26,782)	(279,920)	(382,007)
Net increase (decrease)	29,901	852	$ 569,615	$ 16,284
Class B
Shares sold	3,705	2,875	$ 66,746	$ 40,053
Shares redeemed	(2,435)	(6,748)	(43,934)	(94,173)
Net increase (decrease)	1,270	(3,873)	$ 22,812	$ (54,120)
Class C
Shares sold	33,059	24,030	$ 618,177	$ 347,201
Shares redeemed	(7,238)	(6,890)	(130,986)	(99,553)
Net increase (decrease)	25,821	17,140	$ 487,191	$ 247,648

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Stock Selector Small Cap
Shares sold	29,176,508	14,958,012	$ 553,189,012	$ 219,809,002
Reinvestment of distributions	490,500	72,340	8,965,189	962,840
Shares redeemed	(14,831,493)	(38,394,961)	(277,854,186)	(570,480,008)
Net increase (decrease)	14,835,515	(23,364,609)	$ 284,300,015	$ (349,708,166)
Institutional Class
Shares sold	1,210,463	13,011	$ 23,065,968	$ 190,234
Reinvestment of distributions	1,209	4	22,526	53
Shares redeemed	(4,092)	(4,160)	(76,755)	(62,596)
Net increase (decrease)	1,207,580	8,855	$ 23,011,739	$ 127,691

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SCS-USAN-0611
1.784915.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Stock Selector Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.07%
Actual		$ 1,000.00	$ 1,286.80	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.34%
Actual		$ 1,000.00	$ 1,284.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class B	1.82%
Actual		$ 1,000.00	$ 1,281.70	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Class C	1.82%
Actual		$ 1,000.00	$ 1,281.90	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Stock Selector Small Cap	.77%
Actual		$ 1,000.00	$ 1,288.00	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,288.60	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Waddell & Reed Financial, Inc. Class A	1.1	1.0
Rockwood Holdings, Inc.	1.1	0.9
Forestar Group, Inc.	1.1	1.1
National Penn Bancshares, Inc.	1.1	1.0
G-III Apparel Group Ltd.	1.1	0.9
Franklin Street Properties Corp.	1.0	1.0
Tempur-Pedic International, Inc.	1.0	1.0
General Cable Corp.	1.0	0.7
CapitalSource, Inc.	0.9	1.1
Watsco, Inc.	0.9	0.0
	10.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	21.0
Financials	18.1	19.9
Industrials	15.0	13.8
Consumer Discretionary	13.3	14.2
Health Care	11.7	12.1
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks and Equity Futures 97.7%		Stocks and Equity Futures 99.0%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	8.3%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.9%
Tenneco, Inc. (a)	405,814	$ 18,753
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	127,621	6,538
Vail Resorts, Inc. (a)	211,700	10,371
WMS Industries, Inc. (a)	176,900	5,802
Wyndham Worldwide Corp.	358,315	12,401
		35,112
Household Durables - 2.8%
iRobot Corp. (a)	342,370	12,127
La-Z-Boy, Inc. (a)	629,310	7,401
Meritage Homes Corp. (a)	448,000	10,712
Mohawk Industries, Inc. (a)	133,500	8,015
Tempur-Pedic International, Inc. (a)	332,194	20,855
		59,110
Media - 0.8%
Lamar Advertising Co. Class A (a)	287,900	9,363
MDC Partners, Inc. Class A (sub. vtg.)	491,300	8,170
		17,533
Multiline Retail - 1.1%
Dollarama, Inc. (a)	282,934	8,867
Retail Ventures, Inc. (a)	746,416	15,324
		24,191
Specialty Retail - 4.0%
Ascena Retail Group, Inc. (a)	404,580	12,659
Cabela's, Inc. Class A (a)(d)	597,362	15,257
Fourlis Holdings SA	590,130	4,851
GameStop Corp. Class A (a)	335,000	8,603
Shoe Carnival, Inc. (a)	532,247	15,579
Signet Jewelers Ltd. (a)	338,800	14,823
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	270,992	14,414
		86,186
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	106,167	9,009
G-III Apparel Group Ltd. (a)	505,900	22,695
Phillips-Van Heusen Corp.	190,600	13,420
		45,124
TOTAL CONSUMER DISCRETIONARY		286,009
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Hansen Natural Corp. (a)	110,800	$ 7,329
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	138,200	7,092
United Natural Foods, Inc. (a)	151,845	6,482
		13,574
Food Products - 1.0%
Chiquita Brands International, Inc. (a)	308,070	4,904
Diamond Foods, Inc. (d)	60,200	3,949
Green Mountain Coffee Roasters, Inc. (a)	184,503	12,354
		21,207
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	370,155	11,127
Nutraceutical International Corp. (a)	185,112	2,936
		14,063
TOTAL CONSUMER STAPLES		56,173
ENERGY - 6.2%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	1,032,272	9,321
Superior Energy Services, Inc. (a)	323,300	12,421
Willbros Group, Inc. (a)	1,151,900	12,383
		34,125
Oil, Gas & Consumable Fuels - 4.6%
Atlas Pipeline Partners, LP	388,813	14,371
Berry Petroleum Co. Class A	302,800	16,088
Cloud Peak Energy, Inc. (a)	574,600	11,963
Petroleum Development Corp. (a)	404,250	16,097
SM Energy Co.	217,436	16,495
Targa Resources Corp.	254,500	8,913
Whiting Petroleum Corp. (a)	207,030	14,389
		98,316
TOTAL ENERGY		132,441
FINANCIALS - 18.1%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	172,000	18,762
Artio Global Investors, Inc. Class A	144,826	2,379
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	567,782	$ 8,738
Gimv NV	102,300	6,782
optionsXpress Holdings, Inc.	195,299	3,601
Waddell & Reed Financial, Inc. Class A	601,400	24,659
		64,921
Commercial Banks - 4.7%
Associated Banc-Corp.	963,423	14,066
CapitalSource, Inc.	3,018,800	20,166
Cathay General Bancorp	627,376	10,697
City National Corp.	291,300	16,636
National Penn Bancshares, Inc.	2,781,400	22,835
PacWest Bancorp	602,600	13,854
TCF Financial Corp.	221,371	3,451
		101,705
Insurance - 3.0%
Alterra Capital Holdings Ltd.	665,500	14,628
Amerisafe, Inc. (a)	844,100	18,849
Endurance Specialty Holdings Ltd.	321,300	14,246
Platinum Underwriters Holdings Ltd.	410,000	15,502
		63,225
Real Estate Investment Trusts - 4.4%
American Assets Trust, Inc.	600,300	13,255
Franklin Street Properties Corp.	1,521,700	21,517
Highwoods Properties, Inc. (SBI)	443,600	16,369
Home Properties, Inc.	237,731	15,072
National Retail Properties, Inc. (d)	481,000	12,670
Ramco-Gershenson Properties Trust (SBI)	1,245,300	16,052
		94,935
Real Estate Management & Development - 1.4%
Forestar Group, Inc. (a)	1,166,600	22,947
Jones Lang LaSalle, Inc.	70,500	7,218
		30,165
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	938,700	13,583
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	978,600	$ 15,746
WSFS Financial Corp.	112,483	5,058
		34,387
TOTAL FINANCIALS		389,338
HEALTH CARE - 11.6%
Biotechnology - 2.8%
Achillion Pharmaceuticals, Inc. (a)	343,600	1,917
Amarin Corp. PLC ADR (a)	234,277	3,748
Ardea Biosciences, Inc. (a)	193,205	5,477
ARIAD Pharmaceuticals, Inc. (a)	757,418	6,476
ArQule, Inc. (a)	509,458	3,597
BioMarin Pharmaceutical, Inc. (a)	136,506	3,671
Chelsea Therapeutics International Ltd. (a)	665,563	3,135
Dynavax Technologies Corp. (a)	1,613,741	4,486
Pharmasset, Inc. (a)	72,701	7,377
QLT, Inc. (a)	152,000	1,239
SIGA Technologies, Inc. (a)(d)	362,276	4,974
Targacept, Inc. (a)	137,359	3,321
Telik, Inc. (a)	1,142,150	1,028
Theravance, Inc. (a)	200,981	5,577
ZIOPHARM Oncology, Inc. (a)	632,333	4,780
		60,803
Health Care Equipment & Supplies - 1.2%
Analogic Corp.	127,217	7,337
Masimo Corp.	183,237	6,375
Sirona Dental Systems, Inc. (a)	189,100	10,792
		24,504
Health Care Providers & Services - 6.1%
Accretive Health, Inc.	386,000	10,901
Air Methods Corp. (a)	102,640	6,941
Catalyst Health Solutions, Inc. (a)	175,091	10,428
Centene Corp. (a)	241,892	8,764
Corvel Corp. (a)	116,800	6,050
Epocrates, Inc. (a)	316,425	7,404
Health Management Associates, Inc. Class A (a)	663,938	7,489
Healthspring, Inc. (a)	235,825	9,784
HMS Holdings Corp. (a)	88,214	6,943
Humana, Inc.	129,228	9,837
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	70,382	$ 5,854
Omnicare, Inc.	186,907	5,873
PSS World Medical, Inc. (a)	501,831	14,433
The Ensign Group, Inc.	201,362	5,570
Universal Health Services, Inc. Class B	156,700	8,584
Wellcare Health Plans, Inc. (a)	158,025	6,923
		131,778
Life Sciences Tools & Services - 0.6%
eResearchTechnology, Inc. (a)	815,102	5,184
Illumina, Inc. (a)	97,200	6,899
		12,083
Pharmaceuticals - 0.9%
Cardiome Pharma Corp. (a)	433,357	2,359
Columbia Laboratories, Inc. (a)	708,568	2,473
Endocyte, Inc.	177,000	2,151
Questcor Pharmaceuticals, Inc. (a)	398,669	8,173
XenoPort, Inc. (a)	499,000	4,082
		19,238
TOTAL HEALTH CARE		248,406
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.9%
Teledyne Technologies, Inc. (a)	360,042	18,179
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	558,300	12,512
Building Products - 1.8%
A.O. Smith Corp.	365,889	16,088
AAON, Inc.	346,100	11,369
Armstrong World Industries, Inc.	271,158	12,134
		39,591
Commercial Services & Supplies - 1.6%
Swisher Hygiene, Inc. (a)(f)	986,560	7,787
Swisher Hygiene, Inc. (Canada) (a)	7,600	67
Sykes Enterprises, Inc. (a)	638,202	12,783
United Stationers, Inc.	190,442	13,723
		34,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	370,872	$ 13,192
Shaw Group, Inc. (a)	238,387	9,273
		22,465
Electrical Equipment - 2.2%
General Cable Corp. (a)	419,915	20,366
GrafTech International Ltd. (a)	684,247	15,875
Regal-Beloit Corp.	151,600	11,490
		47,731
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	239,100	11,845
Machinery - 3.5%
Accuride Corp. (a)	904,551	12,528
Actuant Corp. Class A	501,721	13,928
Altra Holdings, Inc. (a)	441,487	11,209
CLARCOR, Inc.	308,114	13,924
John Bean Technologies Corp.	524,300	10,596
Wabtec Corp.	170,429	12,165
		74,350
Professional Services - 0.4%
Advisory Board Co. (a)	195,038	9,112
Road & Rail - 0.5%
Kansas City Southern (a)	191,100	11,105
Trading Companies & Distributors - 1.9%
Interline Brands, Inc. (a)	585,707	12,370
Watsco, Inc.	267,723	18,979
WESCO International, Inc. (a)	152,745	9,463
		40,812
TOTAL INDUSTRIALS		322,062
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.9%
Aruba Networks, Inc. (a)	147,190	5,289
Comtech Telecommunications Corp.	345,447	9,776
DG FastChannel, Inc. (a)	318,771	11,664
Ixia (a)	924,592	15,108
NETGEAR, Inc. (a)	312,053	13,028
Oclaro, Inc. (a)	686,715	7,702
		62,567
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Lexmark International, Inc. Class A (a)	236,500	$ 7,627
NCR Corp. (a)	531,000	10,519
OCZ Technology Group, Inc. (a)(d)	440,271	3,615
Quantum Corp. (a)	5,772,954	18,358
STEC, Inc. (a)	354,054	7,407
Super Micro Computer, Inc. (a)	773,947	13,204
Synaptics, Inc. (a)(d)	576,880	16,395
		77,125
Electronic Equipment & Components - 1.0%
Fabrinet (a)	507,054	11,688
Plexus Corp. (a)	253,078	9,235
		20,923
Internet Software & Services - 3.4%
Constant Contact, Inc. (a)(d)	259,328	7,186
LoopNet, Inc. (a)	468,438	8,704
Rackspace Hosting, Inc. (a)(d)	233,701	10,795
SAVVIS, Inc. (a)	408,451	16,077
VeriSign, Inc.	504,591	18,650
Web.com, Inc. (a)	749,253	11,823
		73,235
IT Services - 1.2%
Alliance Data Systems Corp. (a)(d)	103,948	9,875
hiSoft Technology International Ltd. ADR (a)	308,176	5,751
Syntel, Inc.	164,967	9,020
		24,646
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	419,500	6,473
Micron Technology, Inc. (a)	786,912	8,884
Power Integrations, Inc.	151,117	6,096
Semtech Corp. (a)	337,016	9,460
TriQuint Semiconductor, Inc. (a)	766,694	10,557
		41,470
Software - 4.6%
AutoNavi Holdings Ltd. ADR	361,700	6,514
Blackboard, Inc. (a)(d)	193,938	9,330
BroadSoft, Inc. (a)	132,000	5,999
JDA Software Group, Inc. (a)	301,891	9,893
Kenexa Corp. (a)	317,835	9,351
Micro Focus International PLC	1,787,393	11,092
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	425,900	$ 8,816
Parametric Technology Corp. (a)	647,970	15,726
S1 Corp. (a)	294,231	2,021
SolarWinds, Inc. (a)	384,500	9,316
Synchronoss Technologies, Inc. (a)	348,456	11,241
		99,299
TOTAL INFORMATION TECHNOLOGY		399,265
MATERIALS - 5.5%
Chemicals - 2.6%
Cabot Corp.	338,900	15,200
Rockwood Holdings, Inc. (a)	408,500	23,178
Solutia, Inc. (a)	649,900	17,125
		55,503
Construction Materials - 0.3%
Texas Industries, Inc. (d)	159,400	6,722
Metals & Mining - 2.6%
Carpenter Technology Corp.	338,973	17,376
Coeur d'Alene Mines Corp. (a)	416,800	13,217
Compass Minerals International, Inc.	157,000	15,325
HudBay Minerals, Inc.	597,800	9,541
		55,459
TOTAL MATERIALS		117,684
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc.	94,707	6,322
Global Crossing Ltd. (a)	71,408	1,670
PAETEC Holding Corp. (a)	985,873	3,549
		11,541
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)	608,100	2,955
NII Holdings, Inc. (a)	71,943	2,991
		5,946
TOTAL TELECOMMUNICATION SERVICES		17,487
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.6%
Cleco Corp.	282,700	$ 9,923
Great Plains Energy, Inc.	362,600	7,462
IDACORP, Inc.	214,407	8,407
Westar Energy, Inc. (d)	270,700	7,366
		33,158
Gas Utilities - 0.8%
Northwest Natural Gas Co.	146,000	6,751
Southwest Gas Corp.	283,800	11,287
		18,038
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	272,800	8,880
TOTAL UTILITIES		60,076
TOTAL COMMON STOCKS (Cost $1,565,641)		2,028,941
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(f) (Cost $2,738)	391,134	2,738
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.13% 5/12/11 to 6/30/11 (e) (Cost $2,400)	$ 2,400	2,400
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	98,910,373	$ 98,910
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,378,925	37,379
TOTAL MONEY MARKET FUNDS (Cost $136,289)		136,289
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,707,068)		2,170,368
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(24,122)
NET ASSETS - 100%		$ 2,146,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
804 NYFE Russell Mini Index Contracts	June 2011	$ 69,458	$ 2,035

The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,400,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,525,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Swisher Hygiene, Inc.	4/15/11	$ 7,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	119
Total	$ 162
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 286,009	$ 286,009	$ -	$ -
Consumer Staples	56,173	56,173	-	-
Energy	132,441	132,441	-	-
Financials	389,338	389,338	-	-
Health Care	251,144	248,406	-	2,738
Industrials	322,062	314,275	7,787	-
Information Technology	399,265	399,265	-	-
Materials	117,684	117,684	-	-
Telecommunication Services	17,487	17,487	-	-
Utilities	60,076	60,076	-	-
U.S. Government and Government Agency Obligations	2,400	-	2,400	-
Money Market Funds	136,289	136,289	-	-
Total Investments in Securities:	$ 2,170,368	$ 2,157,443	$ 10,187	$ 2,738
Derivative Instruments:
Assets
Futures Contracts	$ 2,035	$ 2,035	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,738
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,035	$ -
Total Value of Derivatives	$ 2,035	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $519,765,000 of which $190,671,000 and $329,094,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,621) - See accompanying schedule: Unaffiliated issuers (cost $1,570,779)	$ 2,034,079
Fidelity Central Funds (cost $136,289)	136,289
Total Investments (cost $1,707,068)		$ 2,170,368
Cash		48
Receivable for investments sold		18,203
Receivable for fund shares sold		7,390
Dividends receivable		960
Distributions receivable from Fidelity Central Funds		20
Receivable for daily variation on futures contracts		354
Prepaid expenses		1
Other receivables		98
Total assets		2,197,442

Liabilities
Payable for investments purchased	$ 10,756
Payable for fund shares redeemed	1,680
Accrued management fee	889
Distribution and service plan fees payable	3
Other affiliated payables	455
Other payables and accrued expenses	34
Collateral on securities loaned, at value	37,379
Total liabilities		51,196

Net Assets		$ 2,146,246
Net Assets consist of:
Paid in capital		$ 2,044,712
Distributions in excess of net investment income		(3,264)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(360,538)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		465,336
Net Assets		$ 2,146,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,255 ÷ 253.012 shares)	$ 20.77

Maximum offering price per share (100/94.25 of $20.77)	$ 22.04
Class T: Net Asset Value and redemption price per share ($1,542 ÷ 74.919 shares)	$ 20.58

Maximum offering price per share (100/96.50 of $20.58)	$ 21.33
Class B: Net Asset Value and offering price per share ($308 ÷ 15.146 shares)A	$ 20.34

Class C: Net Asset Value and offering price per share ($1,575 ÷ 77.667 shares)A	$ 20.28

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($2,111,366 ÷ 100,821.845 shares)	$ 20.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,200 ÷ 1,249.088 shares)	$ 20.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 6,605
Special dividends		3,755
Interest		2
Income from Fidelity Central Funds		162
Total income		10,524

Expenses
Management fee Basic fee	$ 5,412
Performance adjustment	(1,261)
Transfer agent fees	2,210
Distribution and service plan fees	15
Accounting and security lending fees	280
Custodian fees and expenses	48
Independent trustees' compensation	4
Registration fees	107
Audit	29
Legal	4
Miscellaneous	7
Total expenses before reductions	6,855
Expense reductions	(88)	6,767
Net investment income (loss)		3,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,991
Foreign currency transactions	(112)
Futures contracts	2,988
Total net realized gain (loss)		159,867
Change in net unrealized appreciation (depreciation) on: Investment securities	268,788
Futures contracts	2,043
Total change in net unrealized appreciation (depreciation)		270,831
Net gain (loss)		430,698
Net increase (decrease) in net assets resulting from operations		$ 434,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,757	$ 3,129
Net realized gain (loss)	159,867	280,256
Change in net unrealized appreciation (depreciation)	270,831	94,882
Net increase (decrease) in net assets resulting from operations	434,455	378,267
Distributions to shareholders from net investment income	(9,149)	(976)
Share transactions - net increase (decrease)	309,253	(349,513)
Redemption fees	320	175
Total increase (decrease) in net assets	734,879	27,953

Net Assets
Beginning of period	1,411,367	1,383,414
End of period (including distributions in excess of net investment income of $3,264 and undistributed net investment income of $2,128, respectively)	$ 2,146,246	$ 1,411,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.20	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	- M	(.04)	(.07) J
Net realized and unrealized gain (loss)	4.63	3.68	1.31	(10.77)	1.66
Total from investment operations	4.64	3.67	1.31	(10.81)	1.59
Distributions from net investment income	(.07)	- M	(.02)	-	-
Distributions from net realized gain	-	-	-	(2.74)	-
Total distributions	(.07)	- M	(.02)	(2.74)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.77	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Total Return B, C, D	28.68%	29.32%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F, L
Expenses before reductions	1.07% A	1.00%	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.07% A	1.00%	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.06% A	.99%	1.01%	1.23%	1.26% A
Net investment income (loss)	.12% A, H	(.07)% I	(.03)%	(.24)%	(.57)% A, J
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 3	$ 3	$ 2	$ 1
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.05) I	(.03)	(.08)	(.10) J
Net realized and unrealized gain (loss)	4.57	3.67	1.30	(10.76)	1.64
Total from investment operations	4.56	3.62	1.27	(10.84)	1.54
Distributions from net investment income	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.71)	-
Total distributions	(.05)	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.58	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Total Return B, C, D	28.44%	29.08%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F, L
Expenses before reductions	1.34% A	1.27%	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.34% A	1.27%	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.33% A	1.26%	1.29%	1.49%	1.52% A
Net investment income (loss)	(.15)% A, H	(.33)% I	(.31)%	(.50)%	(.83)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,542	$ 723	$ 550	$ 409	$ 420
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.08)	(.17)	(.15) J
Net realized and unrealized gain (loss)	4.53	3.63	1.30	(10.73)	1.64
Total from investment operations	4.47	3.51	1.22	(10.90)	1.49
Distributions from net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.64)	-
Total distributions	-	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.34	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Total Return B, C, D	28.17%	28.40%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F, L
Expenses before reductions	1.82% A	1.76%	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	1.82% A	1.76%	1.77%	1.99%	2.05% A
Expenses net of all reductions	1.81% A	1.75%	1.75%	1.99%	2.04% A
Net investment income (loss)	(.63)% A, H	(.82)% I	(.78)%	(1.00)%	(1.32)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 308	$ 220	$ 219	$ 199	$ 419
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.09)	(.17)	(.15) J
Net realized and unrealized gain (loss)	4.52	3.61	1.31	(10.72)	1.66
Total from investment operations	4.46	3.49	1.22	(10.89)	1.51
Distributions from net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.70)	-
Total distributions	-	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.28	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Total Return B, C, D	28.19%	28.30%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F, L
Expenses before reductions	1.82% A	1.75%	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	1.82% A	1.75%	1.76%	2.00%	1.98% A
Expenses net of all reductions	1.81% A	1.74%	1.75%	1.99%	1.97% A
Net investment income (loss)	(.63)% A, H	(.81)% I	(.77)%	(1.01)%	(1.27)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,575	$ 820	$ 428	$ 183	$ 294
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82
Income from Investment Operations
Net investment income (loss) D	.04 G	.03 H	.02	.01	(.04) I	.07 J
Net realized and unrealized gain (loss)	4.65	3.72	1.33	(10.82)	5.01	2.75
Total from investment operations	4.69	3.75	1.35	(10.81)	4.97	2.82
Distributions from net investment income	(.10)	(.01)	(.02)	-	(.05)	(.07)
Distributions from net realized gain	-	-	-	(2.72)	(2.34)	(1.34)
Total distributions	(.10)	(.01)	(.02)	(2.72)	(2.39)	(1.41)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 20.94	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23
Total Return B, C	28.80%	29.75%	12.05%	(48.42)%	24.42%	14.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.77% A	.73%	.77%	.95%	1.01%	.86%
Expenses net of fee waivers, if any	.77% A	.73%	.77%	.95%	1.00%	.86%
Expenses net of all reductions	.76% A	.72%	.75%	.94%	.99%	.81%
Net investment income (loss)	.42% A, G	.21% H	.22%	.05%	(.20)% I	.32% J
Supplemental Data
Net assets, end of period (in millions)	$ 2,111	$ 1,406	$ 1,379	$ 1,292	$ 2,602	$ 2,623
Portfolio turnover rate F	74% A	138%	135%	101%	84%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .002%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..12%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.04 G	.05 H	.04	.02	(.03) I
Net realized and unrealized gain (loss)	4.67	3.72	1.32	(10.82)	1.65
Total from investment operations	4.71	3.77	1.36	(10.80)	1.62
Distributions from net investment income	(.12)	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	-	(2.73)	-
Total distributions	(.12)	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-
Net asset value, end of period	$ 20.98	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Total Return B, C	28.86%	29.89%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E, K
Expenses before reductions	.74% A	.63%	.63%	.84%	.94% A
Expenses net of fee waivers, if any	.74% A	.63%	.63%	.84%	.94% A
Expenses net of all reductions	.73% A	.62%	.62%	.84%	.93% A
Net investment income (loss)	.45% A, G	.31% H	.36%	.15%	(.24)% A, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,200	$ 680	$ 413	$ 376	$ 162
Portfolio turnover rate F	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..21%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. J For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 487,536,122
Gross unrealized depreciation	(24,950,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ 462,585,602

Tax cost	$ 1,707,782,069

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,987,515 and a change in net unrealized appreciation (depreciation) of $2,042,651 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,946,996 and $638,180,117, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,564	$ 103
Class T	.25%	.25%	2,668	22
Class B	.75%	.25%	1,389	1,049
Class C	.75%	.25%	5,624	1,671
			$ 15,245	$ 2,845

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,381
Class T	226
Class B*	131
Class C*	249
$ 1,987

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,640.30
Class T	1,682.32
Class B	419.30
Class C	1,671.30
Stock Selector Small Cap	2,188,215.25
Institutional Class	11,446.22
	$ 2,210,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,276 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,930 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,487. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $88,065 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,209	$ 649
Class T	2,838	-
Stock Selector Small Cap	9,104,127	974,901
Institutional Class	26,543	392
Total	$ 9,148,717	$ 975,942

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	86,051	60,233	$ 1,595,686	$ 878,328
Reinvestment of distributions	794	48	14,554	635
Shares redeemed	(39,550)	(69,529)	(747,630)	(1,022,424)
Net increase (decrease)	47,295	(9,248)	$ 862,610	$ (143,461)
Class T
Shares sold	44,797	27,634	$ 846,704	$ 398,291
Reinvestment of distributions	154	-	2,831	-
Shares redeemed	(15,050)	(26,782)	(279,920)	(382,007)
Net increase (decrease)	29,901	852	$ 569,615	$ 16,284
Class B
Shares sold	3,705	2,875	$ 66,746	$ 40,053
Shares redeemed	(2,435)	(6,748)	(43,934)	(94,173)
Net increase (decrease)	1,270	(3,873)	$ 22,812	$ (54,120)
Class C
Shares sold	33,059	24,030	$ 618,177	$ 347,201
Shares redeemed	(7,238)	(6,890)	(130,986)	(99,553)
Net increase (decrease)	25,821	17,140	$ 487,191	$ 247,648

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Stock Selector Small Cap
Shares sold	29,176,508	14,958,012	$ 553,189,012	$ 219,809,002
Reinvestment of distributions	490,500	72,340	8,965,189	962,840
Shares redeemed	(14,831,493)	(38,394,961)	(277,854,186)	(570,480,008)
Net increase (decrease)	14,835,515	(23,364,609)	$ 284,300,015	$ (349,708,166)
Institutional Class
Shares sold	1,210,463	13,011	$ 23,065,968	$ 190,234
Reinvestment of distributions	1,209	4	22,526	53
Shares redeemed	(4,092)	(4,160)	(76,755)	(62,596)
Net increase (decrease)	1,207,580	8,855	$ 23,011,739	$ 127,691

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCS-USAN-0611
1.843153.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Stock Selector Small Cap
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a
class of Fidelity® Stock Selector Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.07%
Actual		$ 1,000.00	$ 1,286.80	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.34%
Actual		$ 1,000.00	$ 1,284.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class B	1.82%
Actual		$ 1,000.00	$ 1,281.70	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Class C	1.82%
Actual		$ 1,000.00	$ 1,281.90	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Stock Selector Small Cap	.77%
Actual		$ 1,000.00	$ 1,288.00	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,288.60	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Waddell & Reed Financial, Inc. Class A	1.1	1.0
Rockwood Holdings, Inc.	1.1	0.9
Forestar Group, Inc.	1.1	1.1
National Penn Bancshares, Inc.	1.1	1.0
G-III Apparel Group Ltd.	1.1	0.9
Franklin Street Properties Corp.	1.0	1.0
Tempur-Pedic International, Inc.	1.0	1.0
General Cable Corp.	1.0	0.7
CapitalSource, Inc.	0.9	1.1
Watsco, Inc.	0.9	0.0
	10.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	21.0
Financials	18.1	19.9
Industrials	15.0	13.8
Consumer Discretionary	13.3	14.2
Health Care	11.7	12.1
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks and Equity Futures 97.7%		Stocks and Equity Futures 99.0%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	8.3%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.9%
Tenneco, Inc. (a)	405,814	$ 18,753
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	127,621	6,538
Vail Resorts, Inc. (a)	211,700	10,371
WMS Industries, Inc. (a)	176,900	5,802
Wyndham Worldwide Corp.	358,315	12,401
		35,112
Household Durables - 2.8%
iRobot Corp. (a)	342,370	12,127
La-Z-Boy, Inc. (a)	629,310	7,401
Meritage Homes Corp. (a)	448,000	10,712
Mohawk Industries, Inc. (a)	133,500	8,015
Tempur-Pedic International, Inc. (a)	332,194	20,855
		59,110
Media - 0.8%
Lamar Advertising Co. Class A (a)	287,900	9,363
MDC Partners, Inc. Class A (sub. vtg.)	491,300	8,170
		17,533
Multiline Retail - 1.1%
Dollarama, Inc. (a)	282,934	8,867
Retail Ventures, Inc. (a)	746,416	15,324
		24,191
Specialty Retail - 4.0%
Ascena Retail Group, Inc. (a)	404,580	12,659
Cabela's, Inc. Class A (a)(d)	597,362	15,257
Fourlis Holdings SA	590,130	4,851
GameStop Corp. Class A (a)	335,000	8,603
Shoe Carnival, Inc. (a)	532,247	15,579
Signet Jewelers Ltd. (a)	338,800	14,823
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	270,992	14,414
		86,186
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	106,167	9,009
G-III Apparel Group Ltd. (a)	505,900	22,695
Phillips-Van Heusen Corp.	190,600	13,420
		45,124
TOTAL CONSUMER DISCRETIONARY		286,009
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Hansen Natural Corp. (a)	110,800	$ 7,329
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	138,200	7,092
United Natural Foods, Inc. (a)	151,845	6,482
		13,574
Food Products - 1.0%
Chiquita Brands International, Inc. (a)	308,070	4,904
Diamond Foods, Inc. (d)	60,200	3,949
Green Mountain Coffee Roasters, Inc. (a)	184,503	12,354
		21,207
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	370,155	11,127
Nutraceutical International Corp. (a)	185,112	2,936
		14,063
TOTAL CONSUMER STAPLES		56,173
ENERGY - 6.2%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	1,032,272	9,321
Superior Energy Services, Inc. (a)	323,300	12,421
Willbros Group, Inc. (a)	1,151,900	12,383
		34,125
Oil, Gas & Consumable Fuels - 4.6%
Atlas Pipeline Partners, LP	388,813	14,371
Berry Petroleum Co. Class A	302,800	16,088
Cloud Peak Energy, Inc. (a)	574,600	11,963
Petroleum Development Corp. (a)	404,250	16,097
SM Energy Co.	217,436	16,495
Targa Resources Corp.	254,500	8,913
Whiting Petroleum Corp. (a)	207,030	14,389
		98,316
TOTAL ENERGY		132,441
FINANCIALS - 18.1%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	172,000	18,762
Artio Global Investors, Inc. Class A	144,826	2,379
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	567,782	$ 8,738
Gimv NV	102,300	6,782
optionsXpress Holdings, Inc.	195,299	3,601
Waddell & Reed Financial, Inc. Class A	601,400	24,659
		64,921
Commercial Banks - 4.7%
Associated Banc-Corp.	963,423	14,066
CapitalSource, Inc.	3,018,800	20,166
Cathay General Bancorp	627,376	10,697
City National Corp.	291,300	16,636
National Penn Bancshares, Inc.	2,781,400	22,835
PacWest Bancorp	602,600	13,854
TCF Financial Corp.	221,371	3,451
		101,705
Insurance - 3.0%
Alterra Capital Holdings Ltd.	665,500	14,628
Amerisafe, Inc. (a)	844,100	18,849
Endurance Specialty Holdings Ltd.	321,300	14,246
Platinum Underwriters Holdings Ltd.	410,000	15,502
		63,225
Real Estate Investment Trusts - 4.4%
American Assets Trust, Inc.	600,300	13,255
Franklin Street Properties Corp.	1,521,700	21,517
Highwoods Properties, Inc. (SBI)	443,600	16,369
Home Properties, Inc.	237,731	15,072
National Retail Properties, Inc. (d)	481,000	12,670
Ramco-Gershenson Properties Trust (SBI)	1,245,300	16,052
		94,935
Real Estate Management & Development - 1.4%
Forestar Group, Inc. (a)	1,166,600	22,947
Jones Lang LaSalle, Inc.	70,500	7,218
		30,165
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	938,700	13,583
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	978,600	$ 15,746
WSFS Financial Corp.	112,483	5,058
		34,387
TOTAL FINANCIALS		389,338
HEALTH CARE - 11.6%
Biotechnology - 2.8%
Achillion Pharmaceuticals, Inc. (a)	343,600	1,917
Amarin Corp. PLC ADR (a)	234,277	3,748
Ardea Biosciences, Inc. (a)	193,205	5,477
ARIAD Pharmaceuticals, Inc. (a)	757,418	6,476
ArQule, Inc. (a)	509,458	3,597
BioMarin Pharmaceutical, Inc. (a)	136,506	3,671
Chelsea Therapeutics International Ltd. (a)	665,563	3,135
Dynavax Technologies Corp. (a)	1,613,741	4,486
Pharmasset, Inc. (a)	72,701	7,377
QLT, Inc. (a)	152,000	1,239
SIGA Technologies, Inc. (a)(d)	362,276	4,974
Targacept, Inc. (a)	137,359	3,321
Telik, Inc. (a)	1,142,150	1,028
Theravance, Inc. (a)	200,981	5,577
ZIOPHARM Oncology, Inc. (a)	632,333	4,780
		60,803
Health Care Equipment & Supplies - 1.2%
Analogic Corp.	127,217	7,337
Masimo Corp.	183,237	6,375
Sirona Dental Systems, Inc. (a)	189,100	10,792
		24,504
Health Care Providers & Services - 6.1%
Accretive Health, Inc.	386,000	10,901
Air Methods Corp. (a)	102,640	6,941
Catalyst Health Solutions, Inc. (a)	175,091	10,428
Centene Corp. (a)	241,892	8,764
Corvel Corp. (a)	116,800	6,050
Epocrates, Inc. (a)	316,425	7,404
Health Management Associates, Inc. Class A (a)	663,938	7,489
Healthspring, Inc. (a)	235,825	9,784
HMS Holdings Corp. (a)	88,214	6,943
Humana, Inc.	129,228	9,837
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	70,382	$ 5,854
Omnicare, Inc.	186,907	5,873
PSS World Medical, Inc. (a)	501,831	14,433
The Ensign Group, Inc.	201,362	5,570
Universal Health Services, Inc. Class B	156,700	8,584
Wellcare Health Plans, Inc. (a)	158,025	6,923
		131,778
Life Sciences Tools & Services - 0.6%
eResearchTechnology, Inc. (a)	815,102	5,184
Illumina, Inc. (a)	97,200	6,899
		12,083
Pharmaceuticals - 0.9%
Cardiome Pharma Corp. (a)	433,357	2,359
Columbia Laboratories, Inc. (a)	708,568	2,473
Endocyte, Inc.	177,000	2,151
Questcor Pharmaceuticals, Inc. (a)	398,669	8,173
XenoPort, Inc. (a)	499,000	4,082
		19,238
TOTAL HEALTH CARE		248,406
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.9%
Teledyne Technologies, Inc. (a)	360,042	18,179
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	558,300	12,512
Building Products - 1.8%
A.O. Smith Corp.	365,889	16,088
AAON, Inc.	346,100	11,369
Armstrong World Industries, Inc.	271,158	12,134
		39,591
Commercial Services & Supplies - 1.6%
Swisher Hygiene, Inc. (a)(f)	986,560	7,787
Swisher Hygiene, Inc. (Canada) (a)	7,600	67
Sykes Enterprises, Inc. (a)	638,202	12,783
United Stationers, Inc.	190,442	13,723
		34,360
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	370,872	$ 13,192
Shaw Group, Inc. (a)	238,387	9,273
		22,465
Electrical Equipment - 2.2%
General Cable Corp. (a)	419,915	20,366
GrafTech International Ltd. (a)	684,247	15,875
Regal-Beloit Corp.	151,600	11,490
		47,731
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	239,100	11,845
Machinery - 3.5%
Accuride Corp. (a)	904,551	12,528
Actuant Corp. Class A	501,721	13,928
Altra Holdings, Inc. (a)	441,487	11,209
CLARCOR, Inc.	308,114	13,924
John Bean Technologies Corp.	524,300	10,596
Wabtec Corp.	170,429	12,165
		74,350
Professional Services - 0.4%
Advisory Board Co. (a)	195,038	9,112
Road & Rail - 0.5%
Kansas City Southern (a)	191,100	11,105
Trading Companies & Distributors - 1.9%
Interline Brands, Inc. (a)	585,707	12,370
Watsco, Inc.	267,723	18,979
WESCO International, Inc. (a)	152,745	9,463
		40,812
TOTAL INDUSTRIALS		322,062
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.9%
Aruba Networks, Inc. (a)	147,190	5,289
Comtech Telecommunications Corp.	345,447	9,776
DG FastChannel, Inc. (a)	318,771	11,664
Ixia (a)	924,592	15,108
NETGEAR, Inc. (a)	312,053	13,028
Oclaro, Inc. (a)	686,715	7,702
		62,567
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Lexmark International, Inc. Class A (a)	236,500	$ 7,627
NCR Corp. (a)	531,000	10,519
OCZ Technology Group, Inc. (a)(d)	440,271	3,615
Quantum Corp. (a)	5,772,954	18,358
STEC, Inc. (a)	354,054	7,407
Super Micro Computer, Inc. (a)	773,947	13,204
Synaptics, Inc. (a)(d)	576,880	16,395
		77,125
Electronic Equipment & Components - 1.0%
Fabrinet (a)	507,054	11,688
Plexus Corp. (a)	253,078	9,235
		20,923
Internet Software & Services - 3.4%
Constant Contact, Inc. (a)(d)	259,328	7,186
LoopNet, Inc. (a)	468,438	8,704
Rackspace Hosting, Inc. (a)(d)	233,701	10,795
SAVVIS, Inc. (a)	408,451	16,077
VeriSign, Inc.	504,591	18,650
Web.com, Inc. (a)	749,253	11,823
		73,235
IT Services - 1.2%
Alliance Data Systems Corp. (a)(d)	103,948	9,875
hiSoft Technology International Ltd. ADR (a)	308,176	5,751
Syntel, Inc.	164,967	9,020
		24,646
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	419,500	6,473
Micron Technology, Inc. (a)	786,912	8,884
Power Integrations, Inc.	151,117	6,096
Semtech Corp. (a)	337,016	9,460
TriQuint Semiconductor, Inc. (a)	766,694	10,557
		41,470
Software - 4.6%
AutoNavi Holdings Ltd. ADR	361,700	6,514
Blackboard, Inc. (a)(d)	193,938	9,330
BroadSoft, Inc. (a)	132,000	5,999
JDA Software Group, Inc. (a)	301,891	9,893
Kenexa Corp. (a)	317,835	9,351
Micro Focus International PLC	1,787,393	11,092
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	425,900	$ 8,816
Parametric Technology Corp. (a)	647,970	15,726
S1 Corp. (a)	294,231	2,021
SolarWinds, Inc. (a)	384,500	9,316
Synchronoss Technologies, Inc. (a)	348,456	11,241
		99,299
TOTAL INFORMATION TECHNOLOGY		399,265
MATERIALS - 5.5%
Chemicals - 2.6%
Cabot Corp.	338,900	15,200
Rockwood Holdings, Inc. (a)	408,500	23,178
Solutia, Inc. (a)	649,900	17,125
		55,503
Construction Materials - 0.3%
Texas Industries, Inc. (d)	159,400	6,722
Metals & Mining - 2.6%
Carpenter Technology Corp.	338,973	17,376
Coeur d'Alene Mines Corp. (a)	416,800	13,217
Compass Minerals International, Inc.	157,000	15,325
HudBay Minerals, Inc.	597,800	9,541
		55,459
TOTAL MATERIALS		117,684
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc.	94,707	6,322
Global Crossing Ltd. (a)	71,408	1,670
PAETEC Holding Corp. (a)	985,873	3,549
		11,541
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)	608,100	2,955
NII Holdings, Inc. (a)	71,943	2,991
		5,946
TOTAL TELECOMMUNICATION SERVICES		17,487
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.6%
Cleco Corp.	282,700	$ 9,923
Great Plains Energy, Inc.	362,600	7,462
IDACORP, Inc.	214,407	8,407
Westar Energy, Inc. (d)	270,700	7,366
		33,158
Gas Utilities - 0.8%
Northwest Natural Gas Co.	146,000	6,751
Southwest Gas Corp.	283,800	11,287
		18,038
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	272,800	8,880
TOTAL UTILITIES		60,076
TOTAL COMMON STOCKS (Cost $1,565,641)		2,028,941
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(f) (Cost $2,738)	391,134	2,738
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.13% 5/12/11 to 6/30/11 (e) (Cost $2,400)	$ 2,400	2,400
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	98,910,373	$ 98,910
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,378,925	37,379
TOTAL MONEY MARKET FUNDS (Cost $136,289)		136,289
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,707,068)		2,170,368
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(24,122)
NET ASSETS - 100%		$ 2,146,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
804 NYFE Russell Mini Index Contracts	June 2011	$ 69,458	$ 2,035

The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,400,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,525,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Swisher Hygiene, Inc.	4/15/11	$ 7,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	119
Total	$ 162
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 286,009	$ 286,009	$ -	$ -
Consumer Staples	56,173	56,173	-	-
Energy	132,441	132,441	-	-
Financials	389,338	389,338	-	-
Health Care	251,144	248,406	-	2,738
Industrials	322,062	314,275	7,787	-
Information Technology	399,265	399,265	-	-
Materials	117,684	117,684	-	-
Telecommunication Services	17,487	17,487	-	-
Utilities	60,076	60,076	-	-
U.S. Government and Government Agency Obligations	2,400	-	2,400	-
Money Market Funds	136,289	136,289	-	-
Total Investments in Securities:	$ 2,170,368	$ 2,157,443	$ 10,187	$ 2,738
Derivative Instruments:
Assets
Futures Contracts	$ 2,035	$ 2,035	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,738
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,035	$ -
Total Value of Derivatives	$ 2,035	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $519,765,000 of which $190,671,000 and $329,094,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,621) - See accompanying schedule: Unaffiliated issuers (cost $1,570,779)	$ 2,034,079
Fidelity Central Funds (cost $136,289)	136,289
Total Investments (cost $1,707,068)		$ 2,170,368
Cash		48
Receivable for investments sold		18,203
Receivable for fund shares sold		7,390
Dividends receivable		960
Distributions receivable from Fidelity Central Funds		20
Receivable for daily variation on futures contracts		354
Prepaid expenses		1
Other receivables		98
Total assets		2,197,442

Liabilities
Payable for investments purchased	$ 10,756
Payable for fund shares redeemed	1,680
Accrued management fee	889
Distribution and service plan fees payable	3
Other affiliated payables	455
Other payables and accrued expenses	34
Collateral on securities loaned, at value	37,379
Total liabilities		51,196

Net Assets		$ 2,146,246
Net Assets consist of:
Paid in capital		$ 2,044,712
Distributions in excess of net investment income		(3,264)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(360,538)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		465,336
Net Assets		$ 2,146,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,255 ÷ 253.012 shares)	$ 20.77

Maximum offering price per share (100/94.25 of $20.77)	$ 22.04
Class T: Net Asset Value and redemption price per share ($1,542 ÷ 74.919 shares)	$ 20.58

Maximum offering price per share (100/96.50 of $20.58)	$ 21.33
Class B: Net Asset Value and offering price per share ($308 ÷ 15.146 shares)A	$ 20.34

Class C: Net Asset Value and offering price per share ($1,575 ÷ 77.667 shares)A	$ 20.28

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($2,111,366 ÷ 100,821.845 shares)	$ 20.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,200 ÷ 1,249.088 shares)	$ 20.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 6,605
Special dividends		3,755
Interest		2
Income from Fidelity Central Funds		162
Total income		10,524

Expenses
Management fee Basic fee	$ 5,412
Performance adjustment	(1,261)
Transfer agent fees	2,210
Distribution and service plan fees	15
Accounting and security lending fees	280
Custodian fees and expenses	48
Independent trustees' compensation	4
Registration fees	107
Audit	29
Legal	4
Miscellaneous	7
Total expenses before reductions	6,855
Expense reductions	(88)	6,767
Net investment income (loss)		3,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,991
Foreign currency transactions	(112)
Futures contracts	2,988
Total net realized gain (loss)		159,867
Change in net unrealized appreciation (depreciation) on: Investment securities	268,788
Futures contracts	2,043
Total change in net unrealized appreciation (depreciation)		270,831
Net gain (loss)		430,698
Net increase (decrease) in net assets resulting from operations		$ 434,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,757	$ 3,129
Net realized gain (loss)	159,867	280,256
Change in net unrealized appreciation (depreciation)	270,831	94,882
Net increase (decrease) in net assets resulting from operations	434,455	378,267
Distributions to shareholders from net investment income	(9,149)	(976)
Share transactions - net increase (decrease)	309,253	(349,513)
Redemption fees	320	175
Total increase (decrease) in net assets	734,879	27,953

Net Assets
Beginning of period	1,411,367	1,383,414
End of period (including distributions in excess of net investment income of $3,264 and undistributed net investment income of $2,128, respectively)	$ 2,146,246	$ 1,411,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.20	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	- M	(.04)	(.07) J
Net realized and unrealized gain (loss)	4.63	3.68	1.31	(10.77)	1.66
Total from investment operations	4.64	3.67	1.31	(10.81)	1.59
Distributions from net investment income	(.07)	- M	(.02)	-	-
Distributions from net realized gain	-	-	-	(2.74)	-
Total distributions	(.07)	- M	(.02)	(2.74)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.77	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Total Return B, C, D	28.68%	29.32%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F, L
Expenses before reductions	1.07% A	1.00%	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.07% A	1.00%	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.06% A	.99%	1.01%	1.23%	1.26% A
Net investment income (loss)	.12% A, H	(.07)% I	(.03)%	(.24)%	(.57)% A, J
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 3	$ 3	$ 2	$ 1
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.05) I	(.03)	(.08)	(.10) J
Net realized and unrealized gain (loss)	4.57	3.67	1.30	(10.76)	1.64
Total from investment operations	4.56	3.62	1.27	(10.84)	1.54
Distributions from net investment income	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.71)	-
Total distributions	(.05)	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.58	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Total Return B, C, D	28.44%	29.08%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F, L
Expenses before reductions	1.34% A	1.27%	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.34% A	1.27%	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.33% A	1.26%	1.29%	1.49%	1.52% A
Net investment income (loss)	(.15)% A, H	(.33)% I	(.31)%	(.50)%	(.83)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,542	$ 723	$ 550	$ 409	$ 420
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.08)	(.17)	(.15) J
Net realized and unrealized gain (loss)	4.53	3.63	1.30	(10.73)	1.64
Total from investment operations	4.47	3.51	1.22	(10.90)	1.49
Distributions from net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.64)	-
Total distributions	-	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.34	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Total Return B, C, D	28.17%	28.40%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F, L
Expenses before reductions	1.82% A	1.76%	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	1.82% A	1.76%	1.77%	1.99%	2.05% A
Expenses net of all reductions	1.81% A	1.75%	1.75%	1.99%	2.04% A
Net investment income (loss)	(.63)% A, H	(.82)% I	(.78)%	(1.00)%	(1.32)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 308	$ 220	$ 219	$ 199	$ 419
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.09)	(.17)	(.15) J
Net realized and unrealized gain (loss)	4.52	3.61	1.31	(10.72)	1.66
Total from investment operations	4.46	3.49	1.22	(10.89)	1.51
Distributions from net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(2.70)	-
Total distributions	-	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E, M	-	-	-	-	-
Net asset value, end of period	$ 20.28	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Total Return B, C, D	28.19%	28.30%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F, L
Expenses before reductions	1.82% A	1.75%	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	1.82% A	1.75%	1.76%	2.00%	1.98% A
Expenses net of all reductions	1.81% A	1.74%	1.75%	1.99%	1.97% A
Net investment income (loss)	(.63)% A, H	(.81)% I	(.77)%	(1.01)%	(1.27)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,575	$ 820	$ 428	$ 183	$ 294
Portfolio turnover rate G	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82
Income from Investment Operations
Net investment income (loss) D	.04 G	.03 H	.02	.01	(.04) I	.07 J
Net realized and unrealized gain (loss)	4.65	3.72	1.33	(10.82)	5.01	2.75
Total from investment operations	4.69	3.75	1.35	(10.81)	4.97	2.82
Distributions from net investment income	(.10)	(.01)	(.02)	-	(.05)	(.07)
Distributions from net realized gain	-	-	-	(2.72)	(2.34)	(1.34)
Total distributions	(.10)	(.01)	(.02)	(2.72)	(2.39)	(1.41)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 20.94	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23
Total Return B, C	28.80%	29.75%	12.05%	(48.42)%	24.42%	14.08%
Ratios to Average Net Assets E, K
Expenses before reductions	.77% A	.73%	.77%	.95%	1.01%	.86%
Expenses net of fee waivers, if any	.77% A	.73%	.77%	.95%	1.00%	.86%
Expenses net of all reductions	.76% A	.72%	.75%	.94%	.99%	.81%
Net investment income (loss)	.42% A, G	.21% H	.22%	.05%	(.20)% I	.32% J
Supplemental Data
Net assets, end of period (in millions)	$ 2,111	$ 1,406	$ 1,379	$ 1,292	$ 2,602	$ 2,623
Portfolio turnover rate F	74% A	138%	135%	101%	84%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .002%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..12%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.04 G	.05 H	.04	.02	(.03) I
Net realized and unrealized gain (loss)	4.67	3.72	1.32	(10.82)	1.65
Total from investment operations	4.71	3.77	1.36	(10.80)	1.62
Distributions from net investment income	(.12)	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	-	(2.73)	-
Total distributions	(.12)	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D, L	-	-	-	-	-
Net asset value, end of period	$ 20.98	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Total Return B, C	28.86%	29.89%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E, K
Expenses before reductions	.74% A	.63%	.63%	.84%	.94% A
Expenses net of fee waivers, if any	.74% A	.63%	.63%	.84%	.94% A
Expenses net of all reductions	.73% A	.62%	.62%	.84%	.93% A
Net investment income (loss)	.45% A, G	.31% H	.36%	.15%	(.24)% A, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,200	$ 680	$ 413	$ 376	$ 162
Portfolio turnover rate F	74% A	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..21%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. J For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 487,536,122
Gross unrealized depreciation	(24,950,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ 462,585,602

Tax cost	$ 1,707,782,069

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,987,515 and a change in net unrealized appreciation (depreciation) of $2,042,651 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,946,996 and $638,180,117, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,564	$ 103
Class T	.25%	.25%	2,668	22
Class B	.75%	.25%	1,389	1,049
Class C	.75%	.25%	5,624	1,671
			$ 15,245	$ 2,845

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,381
Class T	226
Class B*	131
Class C*	249
$ 1,987

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,640.30
Class T	1,682.32
Class B	419.30
Class C	1,671.30
Stock Selector Small Cap	2,188,215.25
Institutional Class	11,446.22
	$ 2,210,073

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,276 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,930 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,487. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $88,065 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,209	$ 649
Class T	2,838	-
Stock Selector Small Cap	9,104,127	974,901
Institutional Class	26,543	392
Total	$ 9,148,717	$ 975,942

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	86,051	60,233	$ 1,595,686	$ 878,328
Reinvestment of distributions	794	48	14,554	635
Shares redeemed	(39,550)	(69,529)	(747,630)	(1,022,424)
Net increase (decrease)	47,295	(9,248)	$ 862,610	$ (143,461)
Class T
Shares sold	44,797	27,634	$ 846,704	$ 398,291
Reinvestment of distributions	154	-	2,831	-
Shares redeemed	(15,050)	(26,782)	(279,920)	(382,007)
Net increase (decrease)	29,901	852	$ 569,615	$ 16,284
Class B
Shares sold	3,705	2,875	$ 66,746	$ 40,053
Shares redeemed	(2,435)	(6,748)	(43,934)	(94,173)
Net increase (decrease)	1,270	(3,873)	$ 22,812	$ (54,120)
Class C
Shares sold	33,059	24,030	$ 618,177	$ 347,201
Shares redeemed	(7,238)	(6,890)	(130,986)	(99,553)
Net increase (decrease)	25,821	17,140	$ 487,191	$ 247,648

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Stock Selector Small Cap
Shares sold	29,176,508	14,958,012	$ 553,189,012	$ 219,809,002
Reinvestment of distributions	490,500	72,340	8,965,189	962,840
Shares redeemed	(14,831,493)	(38,394,961)	(277,854,186)	(570,480,008)
Net increase (decrease)	14,835,515	(23,364,609)	$ 284,300,015	$ (349,708,166)
Institutional Class
Shares sold	1,210,463	13,011	$ 23,065,968	$ 190,234
Reinvestment of distributions	1,209	4	22,526	53
Shares redeemed	(4,092)	(4,160)	(76,755)	(62,596)
Net increase (decrease)	1,207,580	8,855	$ 23,011,739	$ 127,691

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCSI-USAN-0611
1.843146.103

Fidelity®
Value
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Value	.58%
Actual		$ 1,000.00	$ 1,199.80	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class K	.43%
Actual		$ 1,000.00	$ 1,200.60	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.6	1.4
U.S. Bancorp, Delaware	1.6	1.2
Sempra Energy	1.6	1.5
Baker Hughes, Inc.	1.4	1.0
PG&E Corp.	1.3	1.3
Whiting Petroleum Corp.	1.3	0.9
Wells Fargo & Co.	1.2	1.2
AES Corp.	1.1	1.1
National Grid PLC	1.1	1.2
MetLife, Inc.	1.1	0.8
	13.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.9	26.4
Industrials	11.9	11.8
Energy	11.3	9.6
Consumer Discretionary	11.3	12.0
Utilities	9.4	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Stocks and Equity Futures 98.5%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	16.3%	** Foreign investments	13.4%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Autoliv, Inc.	327,491	$ 26,242
Automobiles - 0.6%
Fiat SpA	2,742,200	29,265
Harley-Davidson, Inc.	755,241	28,140
		57,405
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	1,078,353	15,593
H&R Block, Inc. (d)	1,153,570	19,945
Service Corp. International	1,198,112	14,102
		49,640
Hotels, Restaurants & Leisure - 1.6%
Accor SA	266,455	11,840
Brinker International, Inc.	684,756	16,496
Penn National Gaming, Inc. (a)	648,700	25,954
Sonic Corp. (a)	2,275,758	25,534
WMS Industries, Inc. (a)	829,302	27,201
Wyndham Worldwide Corp.	1,078,880	37,340
		144,365
Household Durables - 2.6%
Ethan Allen Interiors, Inc. (d)	918,782	22,133
Garmin Ltd. (d)	620,000	21,223
Jarden Corp.	2,369,872	86,240
PulteGroup, Inc. (a)	1,772,471	14,410
Stanley Black & Decker, Inc.	1,222,000	88,778
		232,784
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,129,527	49,767
Eastman Kodak Co. (a)(d)	5,584,538	15,525
Hasbro, Inc.	472,941	22,153
		87,445
Media - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	612,500	10,186
United Business Media Ltd.	1,348,438	13,605
Valassis Communications, Inc. (a)	884,286	25,494
		49,285
Multiline Retail - 0.6%
Big Lots, Inc. (a)	351,423	14,447
Kohl's Corp.	326,736	17,222
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
PPR SA	78,100	$ 13,969
Retail Ventures, Inc. (a)	563,225	11,563
		57,201
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	175,789	11,507
Aeropostale, Inc. (a)	466,653	11,914
Ascena Retail Group, Inc. (a)	344,200	10,770
Best Buy Co., Inc.	1,442,902	45,047
Chico's FAS, Inc.	1,464,163	21,421
Collective Brands, Inc. (a)(d)	2,059,526	43,250
Gap, Inc.	1,250,175	29,054
Lowe's Companies, Inc.	847,565	22,249
OfficeMax, Inc. (a)(e)	4,466,214	44,483
Sally Beauty Holdings, Inc. (a)	2,649,299	39,183
Staples, Inc.	709,410	14,997
		293,875
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	525,158	17,073
Warnaco Group, Inc. (a)	237,164	15,264
		32,337
TOTAL CONSUMER DISCRETIONARY		1,030,579
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Britvic PLC	2,373,200	16,233
Coca-Cola Enterprises, Inc.	1,091,746	31,017
Dr Pepper Snapple Group, Inc.	1,523,992	59,740
Molson Coors Brewing Co. Class B	609,900	29,733
PepsiCo, Inc.	827,063	56,976
		193,699
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	561,916	21,932
CVS Caremark Corp.	650,519	23,575
Kroger Co.	2,025,527	49,241
Walgreen Co.	938,625	40,098
Winn-Dixie Stores, Inc. (a)	1,473,493	10,447
		145,293
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.1%
Archer Daniels Midland Co.	835,597	$ 30,934
Bunge Ltd.	797,061	60,130
Danone	351,000	25,712
Dean Foods Co. (a)	3,252,582	36,396
Sara Lee Corp.	1,437,179	27,594
The J.M. Smucker Co.	173,901	13,055
		193,821
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	395,781	12,863
Personal Products - 0.2%
Avon Products, Inc.	730,670	21,467
Tobacco - 0.3%
Lorillard, Inc.	222,578	23,705
TOTAL CONSUMER STAPLES		590,848
ENERGY - 11.3%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	1,621,426	125,515
Cameron International Corp. (a)	669,540	35,298
Exterran Holdings, Inc. (a)	431,000	9,357
Halliburton Co.	1,505,200	75,982
Nabors Industries Ltd. (a)	1,034,400	31,694
Rowan Companies, Inc. (a)	1,015,312	42,339
Saipem SpA	231,606	13,149
Transocean Ltd. (a)	436,614	31,764
Trinidad Drilling Ltd.	729,400	8,357
		373,455
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	411,100	54,828
Cimarex Energy Co.	872,929	96,537
Enbridge Energy Partners LP	1,157,610	39,243
Forest Oil Corp. (a)	552,700	19,847
Newfield Exploration Co. (a)	300,015	21,241
Nexen, Inc.	1,143,700	30,258
Peabody Energy Corp.	852,300	56,951
PetroBakken Energy Ltd. Class A	283,500	5,382
Petrohawk Energy Corp. (a)	1,407,016	38,004
Talisman Energy, Inc.	3,145,300	75,965
Tesoro Corp. (a)	436,800	11,846
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	1,664,746	$ 115,700
Williams Companies, Inc.	2,443,392	81,047
World Fuel Services Corp.	282,277	11,173
		658,022
TOTAL ENERGY		1,031,477
FINANCIALS - 25.9%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	2,555,672	74,012
Invesco Ltd.	1,823,850	45,359
Morgan Stanley	1,921,715	50,253
State Street Corp.	1,723,340	80,221
TD Ameritrade Holding Corp.	2,128,750	45,853
		295,698
Commercial Banks - 5.3%
BB&T Corp.	326,080	8,778
CIT Group, Inc. (a)	1,472,505	62,523
Comerica, Inc.	646,296	24,514
Commercial Bank of Qatar GDR (Reg. S)	575,461	2,314
Heritage Financial Corp., Washington (a)	123,900	1,826
Itau Unibanco Banco Multiplo SA:
ADR (a)(f)	1,392,600	33,074
sponsored ADR	168,500	4,002
PNC Financial Services Group, Inc.	395,755	24,671
Regions Financial Corp.	6,295,530	46,209
TCF Financial Corp.	1,436,200	22,390
U.S. Bancorp, Delaware	5,689,877	146,913
Wells Fargo & Co.	3,711,941	108,055
		485,269
Consumer Finance - 0.7%
SLM Corp.	3,687,000	61,167
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	1,882,721	85,909
Insurance - 8.5%
AEGON NV (a)	3,645,831	28,980
AFLAC, Inc.	440,955	24,777
Allstate Corp.	371,385	12,568
Aon Corp.	217,923	11,369
Berkshire Hathaway, Inc. Class B (a)	1,185,856	98,782
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	1,318,837	$ 42,137
Everest Re Group Ltd.	289,449	26,375
Fairfax Financial Holdings Ltd. (sub. vtg.)	82,000	33,117
First American Financial Corp.	2,040,032	31,824
Genworth Financial, Inc. Class A (a)	2,365,954	28,841
Hilltop Holdings, Inc. (a)	995,650	9,658
Jardine Lloyd Thompson Group PLC	2,725,229	32,025
Lincoln National Corp.	1,954,332	61,034
MetLife, Inc.	2,142,164	100,232
National Financial Partners Corp. (a)	1,082,065	17,410
Progressive Corp.	636,700	13,969
Reinsurance Group of America, Inc.	517,718	32,772
StanCorp Financial Group, Inc.	655,975	28,273
Torchmark Corp.	473,734	31,702
Unum Group	2,246,206	59,480
XL Group PLC Class A	2,189,452	53,466
		778,791
Real Estate Investment Trusts - 5.0%
Alexandria Real Estate Equities, Inc. (d)	576,720	47,378
Corporate Office Properties Trust (SBI)	302,336	10,645
Douglas Emmett, Inc.	991,500	20,633
Mission West Properties, Inc.	39,700	305
Post Properties, Inc.	699,692	28,407
ProLogis Trust	5,294,506	86,248
Public Storage	260,377	30,545
Rayonier, Inc.	133,423	8,854
SL Green Realty Corp.	939,414	77,530
The Macerich Co.	501,300	26,479
Ventas, Inc.	1,011,592	56,578
Vornado Realty Trust	121,095	11,707
Weyerhaeuser Co.	2,317,821	53,333
		458,642
Real Estate Management & Development - 1.9%
BR Malls Participacoes SA	1,974,700	20,785
CB Richard Ellis Group, Inc. Class A (a)	1,075,753	28,733
Forest City Enterprises, Inc. Class A (a)(d)	3,039,501	58,389
Forestar Group, Inc. (a)	1,704,293	33,523
Kennedy-Wilson Holdings, Inc. (a)(d)	631,118	7,226
Wharf Holdings Ltd.	3,158,000	23,097
		171,753
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	330,300	$ 3,739
People's United Financial, Inc.	2,217,882	30,363
		34,102
TOTAL FINANCIALS		2,371,331
HEALTH CARE - 5.9%
Biotechnology - 0.3%
Cephalon, Inc. (a)	64,200	4,931
Gilead Sciences, Inc. (a)	337,289	13,100
PDL BioPharma, Inc.	1,883,000	12,089
		30,120
Health Care Equipment & Supplies - 1.2%
Alere, Inc. (a)	105,300	3,911
Boston Scientific Corp. (a)	5,984,261	44,822
CareFusion Corp. (a)	468,200	13,751
Covidien PLC	357,200	19,892
Hill-Rom Holdings, Inc.	119,925	5,398
Kinetic Concepts, Inc. (a)	112,800	6,659
Zimmer Holdings, Inc. (a)	189,067	12,337
		106,770
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc. (a)	1,207,296	32,887
Community Health Systems, Inc. (a)	295,500	9,081
DaVita, Inc. (a)	289,534	25,505
Fleury SA	334,950	4,992
HCA Holdings, Inc.	206,100	6,760
Health Net, Inc. (a)	502,400	16,730
HealthSouth Corp. (a)	395,100	10,126
Lincare Holdings, Inc.	1,119,565	35,177
McKesson Corp.	529,804	43,979
Medco Health Solutions, Inc. (a)	544,500	32,305
MEDNAX, Inc. (a)	95,900	6,801
Quest Diagnostics, Inc.	110,900	6,253
Universal American Financial Corp.	343,569	7,936
Universal Health Services, Inc. Class B	410,381	22,481
		261,013
Life Sciences Tools & Services - 0.7%
ICON PLC sponsored ADR (a)	986,450	24,227
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	174,000	$ 9,605
Thermo Fisher Scientific, Inc. (a)	486,800	29,203
		63,035
Pharmaceuticals - 0.9%
AVANIR Pharmaceuticals Class A (a)(d)	2,745,239	11,997
Cadence Pharmaceuticals, Inc. (a)(d)	1,231,967	10,447
Forest Laboratories, Inc. (a)	309,900	10,276
Teva Pharmaceutical Industries Ltd. sponsored ADR	585,586	26,779
Valeant Pharmaceuticals International, Inc. (Canada)	200,316	10,565
XenoPort, Inc. (a)	1,097,500	8,978
		79,042
TOTAL HEALTH CARE		539,980
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	837,368	11,991
DigitalGlobe, Inc. (a)	817,870	23,718
Esterline Technologies Corp. (a)	322,420	23,150
Lockheed Martin Corp.	146,885	11,641
Meggitt PLC	8,806,200	52,808
Precision Castparts Corp.	106,272	16,421
Raytheon Co.	412,011	20,003
Safran SA (d)	484,894	18,817
Textron, Inc.	676,244	17,650
		196,199
Airlines - 0.1%
Pinnacle Airlines Corp. (a)(e)	1,925,465	10,494
Building Products - 1.7%
A.O. Smith Corp.	330,600	14,536
Armstrong World Industries, Inc.	415,398	18,589
Lennox International, Inc.	320,405	15,575
Masco Corp.	1,363,926	18,304
Owens Corning (a)	2,315,612	87,623
		154,627
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	199,352	6,349
Quad/Graphics, Inc. (a)	297,654	11,924
Republic Services, Inc.	2,433,127	76,935
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sykes Enterprises, Inc. (a)	912,797	$ 18,283
The Geo Group, Inc. (a)	952,179	25,404
		138,895
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	1,988,203	70,720
Electrical Equipment - 1.2%
Alstom SA	419,929	27,925
GrafTech International Ltd. (a)	1,359,317	31,536
Prysmian SpA (d)	2,259,364	53,311
		112,772
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	328,000	16,249
Machinery - 2.1%
Charter International PLC	777,643	10,665
Dover Corp.	196,821	13,392
Fiat Industrial SpA (a)	1,457,794	21,658
Ingersoll-Rand Co. Ltd.	1,497,277	75,612
Navistar International Corp. (a)	876,886	60,961
Vallourec SA	114,500	14,278
		196,566
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	5,901
Professional Services - 0.6%
Towers Watson & Co.	881,250	50,549
Road & Rail - 1.5%
Contrans Group, Inc. Class A	1,870,900	17,797
Quality Distribution, Inc. (a)(e)	1,960,095	23,325
Union Pacific Corp.	703,535	72,795
Vitran Corp., Inc. (a)(e)	1,299,745	20,263
		134,180
TOTAL INDUSTRIALS		1,087,152
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.5%
Cisco Systems, Inc.	625,629	10,986
Comverse Technology, Inc. (a)	2,789,160	21,253
Motorola Solutions, Inc.	354,600	16,269
		48,508
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
Gemalto NV	453,279	$ 23,234
Hewlett-Packard Co.	1,160,518	46,850
Western Digital Corp. (a)	215,700	8,585
		78,669
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	627,120	28,590
Avnet, Inc. (a)	718,260	26,087
Corning, Inc.	1,118,028	23,412
Flextronics International Ltd. (a)	4,011,755	27,962
Jabil Circuit, Inc.	1,116,566	22,153
		128,204
Internet Software & Services - 0.7%
eBay, Inc. (a)	966,378	33,243
Google, Inc. Class A (a)	36,200	19,696
Yahoo!, Inc. (a)	543,057	9,639
		62,578
IT Services - 1.5%
Acxiom Corp. (a)	1,422,637	20,714
Amdocs Ltd. (a)	395,241	12,154
Atos Origin SA (a)	331,448	20,426
Computer Sciences Corp.	346,266	17,653
Fiserv, Inc. (a)	341,595	20,943
MasterCard, Inc. Class A	141,649	39,080
Unisys Corp. (a)	160,800	4,773
		135,743
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)(d)	2,162,196	19,676
Avago Technologies Ltd.	271,791	9,094
Intersil Corp. Class A	3,798,210	56,100
Lam Research Corp. (a)	355,903	17,194
Marvell Technology Group Ltd. (a)	2,261,096	34,889
Micron Technology, Inc. (a)	2,541,552	28,694
ON Semiconductor Corp. (a)	1,554,094	16,334
PMC-Sierra, Inc. (a)	1,239,466	9,941
		191,922
Software - 0.9%
BMC Software, Inc. (a)	713,977	35,863
CA, Inc.	1,401,106	34,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Micro Focus International PLC	1,469,100	$ 9,117
Symantec Corp. (a)	314,075	6,172
		85,605
TOTAL INFORMATION TECHNOLOGY		731,229
MATERIALS - 5.8%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	373,947	35,719
Ashland, Inc.	1,115,587	69,256
Cabot Corp.	719,100	32,252
Celanese Corp. Class A	1,230,725	61,438
Innophos Holdings, Inc.	353,485	16,380
Lanxess AG	163,500	14,998
Olin Corp.	504,524	12,986
Solutia, Inc. (a)	1,700,949	44,820
W.R. Grace & Co. (a)	618,119	28,038
Wacker Chemie AG	37,500	9,293
		325,180
Construction Materials - 0.4%
HeidelbergCement AG (d)	255,683	19,553
James Hardie Industries NV CDI (a)	2,019,729	13,066
		32,619
Containers & Packaging - 0.8%
Ball Corp.	1,097,358	40,942
Owens-Illinois, Inc. (a)	641,427	19,031
Silgan Holdings, Inc.	387,001	17,748
		77,721
Metals & Mining - 1.0%
Commercial Metals Co.	812,751	13,622
Compass Minerals International, Inc.	467,569	45,639
IAMGOLD Corp.	820,200	17,052
Walter Energy, Inc.	120,871	16,707
		93,020
TOTAL MATERIALS		528,540
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	108,793	$ 7,262
Cbeyond, Inc. (a)	759,216	9,688
CenturyLink, Inc.	1,078,491	43,981
Cincinnati Bell, Inc. New (a)	1,473,400	4,405
Iliad Group SA	77,297	9,937
		75,273
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	947,000	49,538
NII Holdings, Inc. (a)	952,341	39,598
Sprint Nextel Corp. (a)	3,588,744	18,590
		107,726
TOTAL TELECOMMUNICATION SERVICES		182,999
UTILITIES - 9.4%
Electric Utilities - 2.2%
NextEra Energy, Inc.	929,893	52,604
PPL Corp.	5,403,599	148,215
		200,819
Gas Utilities - 0.7%
China Gas Holdings Ltd.	24,334,000	9,525
National Fuel Gas Co.	464,776	34,068
ONEOK, Inc.	244,595	17,107
		60,700
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	7,951,800	105,282
Calpine Corp. (a)	4,220,800	70,698
		175,980
Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	1,481,000	27,547
National Grid PLC	10,091,860	103,547
OGE Energy Corp.	534,065	28,396
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	2,586,663	$ 119,193
Sempra Energy	2,599,000	143,205
		421,888
TOTAL UTILITIES		859,387
TOTAL COMMON STOCKS (Cost $8,098,236)		8,953,522
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 6/2/11 to 6/30/11 (g) (Cost $5,550)	$ 5,550	5,550
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	176,598,656	176,599
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	175,738,995	175,739
TOTAL MONEY MARKET FUNDS (Cost $352,338)		352,338
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $8,456,124)		9,311,410
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(173,280)
NET ASSETS - 100%		$ 9,138,130
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
411 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 41,655	$ 1,890

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,074,000 or 0.4% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,650,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 167
Fidelity Securities Lending Cash Central Fund	640
Total	$ 807
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ethan Allen Interiors, Inc.	$ 40,015	$ -	$ 38,809	$ 162	$ -
Forestar Group, Inc.	33,849	622	6,012	-	-
OfficeMax, Inc.	80,319	5,315	8,528	-	44,483
Pinnacle Airlines Corp.	11,091	-	-	-	10,494
Quality Distribution, Inc.	12,378	4,149	2,977	-	23,325
Vitran Corp., Inc.	15,100	-	723	-	20,263
Total	$ 192,752	$ 10,086	$ 57,049	$ 162	$ 98,565
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,030,579	$ 1,030,579	$ -	$ -
Consumer Staples	590,848	590,848	-	-
Energy	1,031,477	1,031,477	-	-
Financials	2,371,331	2,342,351	28,980	-
Health Care	539,980	539,980	-	-
Industrials	1,087,152	1,087,152	-	-
Information Technology	731,229	731,229	-	-
Materials	528,540	528,540	-	-
Telecommunication Services	182,999	182,999	-	-
Utilities	859,387	755,840	103,547	-
U.S. Government and Government Agency Obligations	5,550	-	5,550	-
Money Market Funds	352,338	352,338	-	-
Total Investments in Securities:	$ 9,311,410	$ 9,173,333	$ 138,077	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,890	$ 1,890	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,890	$ -
Total Value of Derivatives	$ 1,890	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
Canada	2.5%
United Kingdom	2.3%
Ireland	2.1%
Bermuda	1.9%
France	1.5%
Switzerland	1.4%
Italy	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $3,208,718,000 of which $104,186,000, $2,771,650,000 and $332,882,000 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,467) - See accompanying schedule: Unaffiliated issuers (cost $7,939,487)	$ 8,860,507
Fidelity Central Funds (cost $352,338)	352,338
Other affiliated issuers (cost $164,299)	98,565
Total Investments (cost $8,456,124)		$ 9,311,410
Foreign currency held at value (cost $202)		202
Receivable for investments sold		115,859
Receivable for fund shares sold		7,115
Dividends receivable		5,630
Distributions receivable from Fidelity Central Funds		201
Receivable for daily variation on futures contracts		156
Prepaid expenses		8
Other receivables		538
Total assets		9,441,119

Liabilities
Payable to custodian bank	$ 49
Payable for investments purchased	109,599
Payable for fund shares redeemed	12,975
Accrued management fee	2,813
Other affiliated payables	1,442
Other payables and accrued expenses	372
Collateral on securities loaned, at value	175,739
Total liabilities		302,989

Net Assets		$ 9,138,130
Net Assets consist of:
Paid in capital		$ 10,919,671
Undistributed net investment income		8,498
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,647,314)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		857,275
Net Assets		$ 9,138,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($8,030,414 ÷ 105,847 shares)	$ 75.87

Class K: Net Asset Value, offering price and redemption price per share ($1,107,716 ÷ 14,583 shares)	$ 75.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends (including $162 earned from other affiliated issuers)		$ 55,544
Interest		5
Income from Fidelity Central Funds		807
Total income		56,356

Expenses
Management fee Basic fee	$ 24,347
Performance adjustment	(8,910)
Transfer agent fees	8,065
Accounting and security lending fees	629
Custodian fees and expenses	126
Independent trustees' compensation	22
Appreciation in deferred trustee compensation account	1
Registration fees	76
Audit	44
Legal	17
Miscellaneous	43
Total expenses before reductions	24,460
Expense reductions	(393)	24,067
Net investment income (loss)		32,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	675,158
Other affiliated issuers	(13,702)
Foreign currency transactions	(317)
Futures contracts	8,596
Total net realized gain (loss)		669,735
Change in net unrealized appreciation (depreciation) on: Investment securities	873,747
Assets and liabilities in foreign currencies	102
Futures contracts	1,443
Total change in net unrealized appreciation (depreciation)		875,292
Net gain (loss)		1,545,027
Net increase (decrease) in net assets resulting from operations		$ 1,577,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,289	$ 92,872
Net realized gain (loss)	669,735	(403,665)
Change in net unrealized appreciation (depreciation)	875,292	2,075,224
Net increase (decrease) in net assets resulting from operations	1,577,316	1,764,431
Distributions to shareholders from net investment income	(112,001)	(70,609)
Distributions to shareholders from net realized gain	(2,508)	-
Total distributions	(114,509)	(70,609)
Share transactions - net increase (decrease)	(471,699)	(1,308,650)
Total increase (decrease) in net assets	991,108	385,172

Net Assets
Beginning of period	8,147,022	7,761,850
End of period (including undistributed net investment income of $8,498 and undistributed net investment income of $88,210, respectively)	$ 9,138,130	$ 8,147,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 64.09	$ 51.82	$ 43.78	$ 89.60	$ 83.82	$ 75.61
Income from Investment Operations
Net investment income (loss) D	.25	.66 G	.59	.75	.64	.61
Net realized and unrealized gain (loss)	12.43	12.09	7.69	(38.92)	11.79	13.17
Total from investment operations	12.68	12.75	8.28	(38.17)	12.43	13.78
Distributions from net investment income	(.88)	(.48)	(.24)	(.56)	(.56)	(.43)
Distributions from net realized gain	(.02)	-	-	(7.09)	(6.09)	(5.14)
Total distributions	(.90)	(.48)	(.24)	(7.65)	(6.65)	(5.57)
Net asset value, end of period	$ 75.87	$ 64.09	$ 51.82	$ 43.78	$ 89.60	$ 83.82
Total Return B, C	19.98%	24.74%	19.12%	(46.34)%	15.82%	19.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.64%	.64%	.76%	.70%	.67%
Expenses net of fee waivers, if any	.58% A	.64%	.64%	.76%	.70%	.67%
Expenses net of all reductions	.57% A	.63%	.64%	.76%	.69%	.66%
Net investment income (loss)	.72% A	1.12% G	1.41%	1.10%	.74%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 8,030	$ 7,276	$ 7,278	$ 11,066	$ 22,558	$ 17,153
Portfolio turnover rate F	95% A	148%	51%	50%	44%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.31	.76 G	.72	.25
Net realized and unrealized gain (loss)	12.43	12.12	7.67	(29.04)
Total from investment operations	12.74	12.88	8.39	(28.79)
Distributions from net investment income	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 75.96	$ 64.24	$ 51.96	$ 43.82
Total Return B, C	20.06%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.43% A	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.43% A	.47%	.40%	.60% A
Expenses net of all reductions	.42% A	.46%	.40%	.60% A
Net investment income (loss)	.87% A	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,108	$ 872	$ 484	$ 177
Portfolio turnover rate F	95% A	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,292,184
Gross unrealized depreciation	(513,861)
Net unrealized appreciation (depreciation) on securities and other investments	$ 778,323
Tax cost	$ 8,533,087

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $8,596 and a change in net unrealized appreciation (depreciation) of $1,443 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,056,871 and $4,581,343, respectively.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 7,808.20
Class K	257.05
	$ 8,065

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $135 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $640. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $393 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Value	$ 98,394	$ 65,010
Class K	13,607	5,599
Total	$ 112,001	$ 70,609
From net realized gain
Value	$ 2,236	$ -
Class K	272	-
Total	$ 2,508	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Value
Shares sold	6,644	15,905	$ 470,473	$ 953,857
Reinvestment of distributions	1,446	1,127	96,363	62,576
Shares redeemed	(15,756)	(43,950)	(1,110,541)	(2,561,113)
Net increase (decrease)	(7,666)	(26,918)	$ (543,705)	$ (1,544,680)
Class K
Shares sold	2,456	9,653	$ 174,255	$ 558,763
Reinvestment of distributions	208	101	13,879	5,599
Shares redeemed	(1,647)	(5,506)	(116,128)	(328,332)
Net increase (decrease)	1,017	4,248	$ 72,006	$ 236,030

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

VAL-USAN-0611
1.784919.108

Fidelity®
Value
Fund -
Class K

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Value	.58%
Actual		$ 1,000.00	$ 1,199.80	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class K	.43%
Actual		$ 1,000.00	$ 1,200.60	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.6	1.4
U.S. Bancorp, Delaware	1.6	1.2
Sempra Energy	1.6	1.5
Baker Hughes, Inc.	1.4	1.0
PG&E Corp.	1.3	1.3
Whiting Petroleum Corp.	1.3	0.9
Wells Fargo & Co.	1.2	1.2
AES Corp.	1.1	1.1
National Grid PLC	1.1	1.2
MetLife, Inc.	1.1	0.8
	13.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.9	26.4
Industrials	11.9	11.8
Energy	11.3	9.6
Consumer Discretionary	11.3	12.0
Utilities	9.4	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Stocks and Equity Futures 98.5%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	16.3%	** Foreign investments	13.4%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Autoliv, Inc.	327,491	$ 26,242
Automobiles - 0.6%
Fiat SpA	2,742,200	29,265
Harley-Davidson, Inc.	755,241	28,140
		57,405
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	1,078,353	15,593
H&R Block, Inc. (d)	1,153,570	19,945
Service Corp. International	1,198,112	14,102
		49,640
Hotels, Restaurants & Leisure - 1.6%
Accor SA	266,455	11,840
Brinker International, Inc.	684,756	16,496
Penn National Gaming, Inc. (a)	648,700	25,954
Sonic Corp. (a)	2,275,758	25,534
WMS Industries, Inc. (a)	829,302	27,201
Wyndham Worldwide Corp.	1,078,880	37,340
		144,365
Household Durables - 2.6%
Ethan Allen Interiors, Inc. (d)	918,782	22,133
Garmin Ltd. (d)	620,000	21,223
Jarden Corp.	2,369,872	86,240
PulteGroup, Inc. (a)	1,772,471	14,410
Stanley Black & Decker, Inc.	1,222,000	88,778
		232,784
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,129,527	49,767
Eastman Kodak Co. (a)(d)	5,584,538	15,525
Hasbro, Inc.	472,941	22,153
		87,445
Media - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	612,500	10,186
United Business Media Ltd.	1,348,438	13,605
Valassis Communications, Inc. (a)	884,286	25,494
		49,285
Multiline Retail - 0.6%
Big Lots, Inc. (a)	351,423	14,447
Kohl's Corp.	326,736	17,222
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
PPR SA	78,100	$ 13,969
Retail Ventures, Inc. (a)	563,225	11,563
		57,201
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	175,789	11,507
Aeropostale, Inc. (a)	466,653	11,914
Ascena Retail Group, Inc. (a)	344,200	10,770
Best Buy Co., Inc.	1,442,902	45,047
Chico's FAS, Inc.	1,464,163	21,421
Collective Brands, Inc. (a)(d)	2,059,526	43,250
Gap, Inc.	1,250,175	29,054
Lowe's Companies, Inc.	847,565	22,249
OfficeMax, Inc. (a)(e)	4,466,214	44,483
Sally Beauty Holdings, Inc. (a)	2,649,299	39,183
Staples, Inc.	709,410	14,997
		293,875
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	525,158	17,073
Warnaco Group, Inc. (a)	237,164	15,264
		32,337
TOTAL CONSUMER DISCRETIONARY		1,030,579
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Britvic PLC	2,373,200	16,233
Coca-Cola Enterprises, Inc.	1,091,746	31,017
Dr Pepper Snapple Group, Inc.	1,523,992	59,740
Molson Coors Brewing Co. Class B	609,900	29,733
PepsiCo, Inc.	827,063	56,976
		193,699
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	561,916	21,932
CVS Caremark Corp.	650,519	23,575
Kroger Co.	2,025,527	49,241
Walgreen Co.	938,625	40,098
Winn-Dixie Stores, Inc. (a)	1,473,493	10,447
		145,293
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.1%
Archer Daniels Midland Co.	835,597	$ 30,934
Bunge Ltd.	797,061	60,130
Danone	351,000	25,712
Dean Foods Co. (a)	3,252,582	36,396
Sara Lee Corp.	1,437,179	27,594
The J.M. Smucker Co.	173,901	13,055
		193,821
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	395,781	12,863
Personal Products - 0.2%
Avon Products, Inc.	730,670	21,467
Tobacco - 0.3%
Lorillard, Inc.	222,578	23,705
TOTAL CONSUMER STAPLES		590,848
ENERGY - 11.3%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	1,621,426	125,515
Cameron International Corp. (a)	669,540	35,298
Exterran Holdings, Inc. (a)	431,000	9,357
Halliburton Co.	1,505,200	75,982
Nabors Industries Ltd. (a)	1,034,400	31,694
Rowan Companies, Inc. (a)	1,015,312	42,339
Saipem SpA	231,606	13,149
Transocean Ltd. (a)	436,614	31,764
Trinidad Drilling Ltd.	729,400	8,357
		373,455
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	411,100	54,828
Cimarex Energy Co.	872,929	96,537
Enbridge Energy Partners LP	1,157,610	39,243
Forest Oil Corp. (a)	552,700	19,847
Newfield Exploration Co. (a)	300,015	21,241
Nexen, Inc.	1,143,700	30,258
Peabody Energy Corp.	852,300	56,951
PetroBakken Energy Ltd. Class A	283,500	5,382
Petrohawk Energy Corp. (a)	1,407,016	38,004
Talisman Energy, Inc.	3,145,300	75,965
Tesoro Corp. (a)	436,800	11,846
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	1,664,746	$ 115,700
Williams Companies, Inc.	2,443,392	81,047
World Fuel Services Corp.	282,277	11,173
		658,022
TOTAL ENERGY		1,031,477
FINANCIALS - 25.9%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	2,555,672	74,012
Invesco Ltd.	1,823,850	45,359
Morgan Stanley	1,921,715	50,253
State Street Corp.	1,723,340	80,221
TD Ameritrade Holding Corp.	2,128,750	45,853
		295,698
Commercial Banks - 5.3%
BB&T Corp.	326,080	8,778
CIT Group, Inc. (a)	1,472,505	62,523
Comerica, Inc.	646,296	24,514
Commercial Bank of Qatar GDR (Reg. S)	575,461	2,314
Heritage Financial Corp., Washington (a)	123,900	1,826
Itau Unibanco Banco Multiplo SA:
ADR (a)(f)	1,392,600	33,074
sponsored ADR	168,500	4,002
PNC Financial Services Group, Inc.	395,755	24,671
Regions Financial Corp.	6,295,530	46,209
TCF Financial Corp.	1,436,200	22,390
U.S. Bancorp, Delaware	5,689,877	146,913
Wells Fargo & Co.	3,711,941	108,055
		485,269
Consumer Finance - 0.7%
SLM Corp.	3,687,000	61,167
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	1,882,721	85,909
Insurance - 8.5%
AEGON NV (a)	3,645,831	28,980
AFLAC, Inc.	440,955	24,777
Allstate Corp.	371,385	12,568
Aon Corp.	217,923	11,369
Berkshire Hathaway, Inc. Class B (a)	1,185,856	98,782
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	1,318,837	$ 42,137
Everest Re Group Ltd.	289,449	26,375
Fairfax Financial Holdings Ltd. (sub. vtg.)	82,000	33,117
First American Financial Corp.	2,040,032	31,824
Genworth Financial, Inc. Class A (a)	2,365,954	28,841
Hilltop Holdings, Inc. (a)	995,650	9,658
Jardine Lloyd Thompson Group PLC	2,725,229	32,025
Lincoln National Corp.	1,954,332	61,034
MetLife, Inc.	2,142,164	100,232
National Financial Partners Corp. (a)	1,082,065	17,410
Progressive Corp.	636,700	13,969
Reinsurance Group of America, Inc.	517,718	32,772
StanCorp Financial Group, Inc.	655,975	28,273
Torchmark Corp.	473,734	31,702
Unum Group	2,246,206	59,480
XL Group PLC Class A	2,189,452	53,466
		778,791
Real Estate Investment Trusts - 5.0%
Alexandria Real Estate Equities, Inc. (d)	576,720	47,378
Corporate Office Properties Trust (SBI)	302,336	10,645
Douglas Emmett, Inc.	991,500	20,633
Mission West Properties, Inc.	39,700	305
Post Properties, Inc.	699,692	28,407
ProLogis Trust	5,294,506	86,248
Public Storage	260,377	30,545
Rayonier, Inc.	133,423	8,854
SL Green Realty Corp.	939,414	77,530
The Macerich Co.	501,300	26,479
Ventas, Inc.	1,011,592	56,578
Vornado Realty Trust	121,095	11,707
Weyerhaeuser Co.	2,317,821	53,333
		458,642
Real Estate Management & Development - 1.9%
BR Malls Participacoes SA	1,974,700	20,785
CB Richard Ellis Group, Inc. Class A (a)	1,075,753	28,733
Forest City Enterprises, Inc. Class A (a)(d)	3,039,501	58,389
Forestar Group, Inc. (a)	1,704,293	33,523
Kennedy-Wilson Holdings, Inc. (a)(d)	631,118	7,226
Wharf Holdings Ltd.	3,158,000	23,097
		171,753
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	330,300	$ 3,739
People's United Financial, Inc.	2,217,882	30,363
		34,102
TOTAL FINANCIALS		2,371,331
HEALTH CARE - 5.9%
Biotechnology - 0.3%
Cephalon, Inc. (a)	64,200	4,931
Gilead Sciences, Inc. (a)	337,289	13,100
PDL BioPharma, Inc.	1,883,000	12,089
		30,120
Health Care Equipment & Supplies - 1.2%
Alere, Inc. (a)	105,300	3,911
Boston Scientific Corp. (a)	5,984,261	44,822
CareFusion Corp. (a)	468,200	13,751
Covidien PLC	357,200	19,892
Hill-Rom Holdings, Inc.	119,925	5,398
Kinetic Concepts, Inc. (a)	112,800	6,659
Zimmer Holdings, Inc. (a)	189,067	12,337
		106,770
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc. (a)	1,207,296	32,887
Community Health Systems, Inc. (a)	295,500	9,081
DaVita, Inc. (a)	289,534	25,505
Fleury SA	334,950	4,992
HCA Holdings, Inc.	206,100	6,760
Health Net, Inc. (a)	502,400	16,730
HealthSouth Corp. (a)	395,100	10,126
Lincare Holdings, Inc.	1,119,565	35,177
McKesson Corp.	529,804	43,979
Medco Health Solutions, Inc. (a)	544,500	32,305
MEDNAX, Inc. (a)	95,900	6,801
Quest Diagnostics, Inc.	110,900	6,253
Universal American Financial Corp.	343,569	7,936
Universal Health Services, Inc. Class B	410,381	22,481
		261,013
Life Sciences Tools & Services - 0.7%
ICON PLC sponsored ADR (a)	986,450	24,227
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	174,000	$ 9,605
Thermo Fisher Scientific, Inc. (a)	486,800	29,203
		63,035
Pharmaceuticals - 0.9%
AVANIR Pharmaceuticals Class A (a)(d)	2,745,239	11,997
Cadence Pharmaceuticals, Inc. (a)(d)	1,231,967	10,447
Forest Laboratories, Inc. (a)	309,900	10,276
Teva Pharmaceutical Industries Ltd. sponsored ADR	585,586	26,779
Valeant Pharmaceuticals International, Inc. (Canada)	200,316	10,565
XenoPort, Inc. (a)	1,097,500	8,978
		79,042
TOTAL HEALTH CARE		539,980
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	837,368	11,991
DigitalGlobe, Inc. (a)	817,870	23,718
Esterline Technologies Corp. (a)	322,420	23,150
Lockheed Martin Corp.	146,885	11,641
Meggitt PLC	8,806,200	52,808
Precision Castparts Corp.	106,272	16,421
Raytheon Co.	412,011	20,003
Safran SA (d)	484,894	18,817
Textron, Inc.	676,244	17,650
		196,199
Airlines - 0.1%
Pinnacle Airlines Corp. (a)(e)	1,925,465	10,494
Building Products - 1.7%
A.O. Smith Corp.	330,600	14,536
Armstrong World Industries, Inc.	415,398	18,589
Lennox International, Inc.	320,405	15,575
Masco Corp.	1,363,926	18,304
Owens Corning (a)	2,315,612	87,623
		154,627
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	199,352	6,349
Quad/Graphics, Inc. (a)	297,654	11,924
Republic Services, Inc.	2,433,127	76,935
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sykes Enterprises, Inc. (a)	912,797	$ 18,283
The Geo Group, Inc. (a)	952,179	25,404
		138,895
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	1,988,203	70,720
Electrical Equipment - 1.2%
Alstom SA	419,929	27,925
GrafTech International Ltd. (a)	1,359,317	31,536
Prysmian SpA (d)	2,259,364	53,311
		112,772
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	328,000	16,249
Machinery - 2.1%
Charter International PLC	777,643	10,665
Dover Corp.	196,821	13,392
Fiat Industrial SpA (a)	1,457,794	21,658
Ingersoll-Rand Co. Ltd.	1,497,277	75,612
Navistar International Corp. (a)	876,886	60,961
Vallourec SA	114,500	14,278
		196,566
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	5,901
Professional Services - 0.6%
Towers Watson & Co.	881,250	50,549
Road & Rail - 1.5%
Contrans Group, Inc. Class A	1,870,900	17,797
Quality Distribution, Inc. (a)(e)	1,960,095	23,325
Union Pacific Corp.	703,535	72,795
Vitran Corp., Inc. (a)(e)	1,299,745	20,263
		134,180
TOTAL INDUSTRIALS		1,087,152
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.5%
Cisco Systems, Inc.	625,629	10,986
Comverse Technology, Inc. (a)	2,789,160	21,253
Motorola Solutions, Inc.	354,600	16,269
		48,508
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
Gemalto NV	453,279	$ 23,234
Hewlett-Packard Co.	1,160,518	46,850
Western Digital Corp. (a)	215,700	8,585
		78,669
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	627,120	28,590
Avnet, Inc. (a)	718,260	26,087
Corning, Inc.	1,118,028	23,412
Flextronics International Ltd. (a)	4,011,755	27,962
Jabil Circuit, Inc.	1,116,566	22,153
		128,204
Internet Software & Services - 0.7%
eBay, Inc. (a)	966,378	33,243
Google, Inc. Class A (a)	36,200	19,696
Yahoo!, Inc. (a)	543,057	9,639
		62,578
IT Services - 1.5%
Acxiom Corp. (a)	1,422,637	20,714
Amdocs Ltd. (a)	395,241	12,154
Atos Origin SA (a)	331,448	20,426
Computer Sciences Corp.	346,266	17,653
Fiserv, Inc. (a)	341,595	20,943
MasterCard, Inc. Class A	141,649	39,080
Unisys Corp. (a)	160,800	4,773
		135,743
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)(d)	2,162,196	19,676
Avago Technologies Ltd.	271,791	9,094
Intersil Corp. Class A	3,798,210	56,100
Lam Research Corp. (a)	355,903	17,194
Marvell Technology Group Ltd. (a)	2,261,096	34,889
Micron Technology, Inc. (a)	2,541,552	28,694
ON Semiconductor Corp. (a)	1,554,094	16,334
PMC-Sierra, Inc. (a)	1,239,466	9,941
		191,922
Software - 0.9%
BMC Software, Inc. (a)	713,977	35,863
CA, Inc.	1,401,106	34,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Micro Focus International PLC	1,469,100	$ 9,117
Symantec Corp. (a)	314,075	6,172
		85,605
TOTAL INFORMATION TECHNOLOGY		731,229
MATERIALS - 5.8%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	373,947	35,719
Ashland, Inc.	1,115,587	69,256
Cabot Corp.	719,100	32,252
Celanese Corp. Class A	1,230,725	61,438
Innophos Holdings, Inc.	353,485	16,380
Lanxess AG	163,500	14,998
Olin Corp.	504,524	12,986
Solutia, Inc. (a)	1,700,949	44,820
W.R. Grace & Co. (a)	618,119	28,038
Wacker Chemie AG	37,500	9,293
		325,180
Construction Materials - 0.4%
HeidelbergCement AG (d)	255,683	19,553
James Hardie Industries NV CDI (a)	2,019,729	13,066
		32,619
Containers & Packaging - 0.8%
Ball Corp.	1,097,358	40,942
Owens-Illinois, Inc. (a)	641,427	19,031
Silgan Holdings, Inc.	387,001	17,748
		77,721
Metals & Mining - 1.0%
Commercial Metals Co.	812,751	13,622
Compass Minerals International, Inc.	467,569	45,639
IAMGOLD Corp.	820,200	17,052
Walter Energy, Inc.	120,871	16,707
		93,020
TOTAL MATERIALS		528,540
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	108,793	$ 7,262
Cbeyond, Inc. (a)	759,216	9,688
CenturyLink, Inc.	1,078,491	43,981
Cincinnati Bell, Inc. New (a)	1,473,400	4,405
Iliad Group SA	77,297	9,937
		75,273
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	947,000	49,538
NII Holdings, Inc. (a)	952,341	39,598
Sprint Nextel Corp. (a)	3,588,744	18,590
		107,726
TOTAL TELECOMMUNICATION SERVICES		182,999
UTILITIES - 9.4%
Electric Utilities - 2.2%
NextEra Energy, Inc.	929,893	52,604
PPL Corp.	5,403,599	148,215
		200,819
Gas Utilities - 0.7%
China Gas Holdings Ltd.	24,334,000	9,525
National Fuel Gas Co.	464,776	34,068
ONEOK, Inc.	244,595	17,107
		60,700
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	7,951,800	105,282
Calpine Corp. (a)	4,220,800	70,698
		175,980
Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	1,481,000	27,547
National Grid PLC	10,091,860	103,547
OGE Energy Corp.	534,065	28,396
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	2,586,663	$ 119,193
Sempra Energy	2,599,000	143,205
		421,888
TOTAL UTILITIES		859,387
TOTAL COMMON STOCKS (Cost $8,098,236)		8,953,522
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 6/2/11 to 6/30/11 (g) (Cost $5,550)	$ 5,550	5,550
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	176,598,656	176,599
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	175,738,995	175,739
TOTAL MONEY MARKET FUNDS (Cost $352,338)		352,338
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $8,456,124)		9,311,410
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(173,280)
NET ASSETS - 100%		$ 9,138,130
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
411 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 41,655	$ 1,890

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,074,000 or 0.4% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,650,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 167
Fidelity Securities Lending Cash Central Fund	640
Total	$ 807
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ethan Allen Interiors, Inc.	$ 40,015	$ -	$ 38,809	$ 162	$ -
Forestar Group, Inc.	33,849	622	6,012	-	-
OfficeMax, Inc.	80,319	5,315	8,528	-	44,483
Pinnacle Airlines Corp.	11,091	-	-	-	10,494
Quality Distribution, Inc.	12,378	4,149	2,977	-	23,325
Vitran Corp., Inc.	15,100	-	723	-	20,263
Total	$ 192,752	$ 10,086	$ 57,049	$ 162	$ 98,565
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,030,579	$ 1,030,579	$ -	$ -
Consumer Staples	590,848	590,848	-	-
Energy	1,031,477	1,031,477	-	-
Financials	2,371,331	2,342,351	28,980	-
Health Care	539,980	539,980	-	-
Industrials	1,087,152	1,087,152	-	-
Information Technology	731,229	731,229	-	-
Materials	528,540	528,540	-	-
Telecommunication Services	182,999	182,999	-	-
Utilities	859,387	755,840	103,547	-
U.S. Government and Government Agency Obligations	5,550	-	5,550	-
Money Market Funds	352,338	352,338	-	-
Total Investments in Securities:	$ 9,311,410	$ 9,173,333	$ 138,077	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,890	$ 1,890	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,890	$ -
Total Value of Derivatives	$ 1,890	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
Canada	2.5%
United Kingdom	2.3%
Ireland	2.1%
Bermuda	1.9%
France	1.5%
Switzerland	1.4%
Italy	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $3,208,718,000 of which $104,186,000, $2,771,650,000 and $332,882,000 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,467) - See accompanying schedule: Unaffiliated issuers (cost $7,939,487)	$ 8,860,507
Fidelity Central Funds (cost $352,338)	352,338
Other affiliated issuers (cost $164,299)	98,565
Total Investments (cost $8,456,124)		$ 9,311,410
Foreign currency held at value (cost $202)		202
Receivable for investments sold		115,859
Receivable for fund shares sold		7,115
Dividends receivable		5,630
Distributions receivable from Fidelity Central Funds		201
Receivable for daily variation on futures contracts		156
Prepaid expenses		8
Other receivables		538
Total assets		9,441,119

Liabilities
Payable to custodian bank	$ 49
Payable for investments purchased	109,599
Payable for fund shares redeemed	12,975
Accrued management fee	2,813
Other affiliated payables	1,442
Other payables and accrued expenses	372
Collateral on securities loaned, at value	175,739
Total liabilities		302,989

Net Assets		$ 9,138,130
Net Assets consist of:
Paid in capital		$ 10,919,671
Undistributed net investment income		8,498
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,647,314)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		857,275
Net Assets		$ 9,138,130

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($8,030,414 ÷ 105,847 shares)	$ 75.87

Class K: Net Asset Value, offering price and redemption price per share ($1,107,716 ÷ 14,583 shares)	$ 75.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends (including $162 earned from other affiliated issuers)		$ 55,544
Interest		5
Income from Fidelity Central Funds		807
Total income		56,356

Expenses
Management fee Basic fee	$ 24,347
Performance adjustment	(8,910)
Transfer agent fees	8,065
Accounting and security lending fees	629
Custodian fees and expenses	126
Independent trustees' compensation	22
Appreciation in deferred trustee compensation account	1
Registration fees	76
Audit	44
Legal	17
Miscellaneous	43
Total expenses before reductions	24,460
Expense reductions	(393)	24,067
Net investment income (loss)		32,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	675,158
Other affiliated issuers	(13,702)
Foreign currency transactions	(317)
Futures contracts	8,596
Total net realized gain (loss)		669,735
Change in net unrealized appreciation (depreciation) on: Investment securities	873,747
Assets and liabilities in foreign currencies	102
Futures contracts	1,443
Total change in net unrealized appreciation (depreciation)		875,292
Net gain (loss)		1,545,027
Net increase (decrease) in net assets resulting from operations		$ 1,577,316

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,289	$ 92,872
Net realized gain (loss)	669,735	(403,665)
Change in net unrealized appreciation (depreciation)	875,292	2,075,224
Net increase (decrease) in net assets resulting from operations	1,577,316	1,764,431
Distributions to shareholders from net investment income	(112,001)	(70,609)
Distributions to shareholders from net realized gain	(2,508)	-
Total distributions	(114,509)	(70,609)
Share transactions - net increase (decrease)	(471,699)	(1,308,650)
Total increase (decrease) in net assets	991,108	385,172

Net Assets
Beginning of period	8,147,022	7,761,850
End of period (including undistributed net investment income of $8,498 and undistributed net investment income of $88,210, respectively)	$ 9,138,130	$ 8,147,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 64.09	$ 51.82	$ 43.78	$ 89.60	$ 83.82	$ 75.61
Income from Investment Operations
Net investment income (loss) D	.25	.66 G	.59	.75	.64	.61
Net realized and unrealized gain (loss)	12.43	12.09	7.69	(38.92)	11.79	13.17
Total from investment operations	12.68	12.75	8.28	(38.17)	12.43	13.78
Distributions from net investment income	(.88)	(.48)	(.24)	(.56)	(.56)	(.43)
Distributions from net realized gain	(.02)	-	-	(7.09)	(6.09)	(5.14)
Total distributions	(.90)	(.48)	(.24)	(7.65)	(6.65)	(5.57)
Net asset value, end of period	$ 75.87	$ 64.09	$ 51.82	$ 43.78	$ 89.60	$ 83.82
Total Return B, C	19.98%	24.74%	19.12%	(46.34)%	15.82%	19.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.64%	.64%	.76%	.70%	.67%
Expenses net of fee waivers, if any	.58% A	.64%	.64%	.76%	.70%	.67%
Expenses net of all reductions	.57% A	.63%	.64%	.76%	.69%	.66%
Net investment income (loss)	.72% A	1.12% G	1.41%	1.10%	.74%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 8,030	$ 7,276	$ 7,278	$ 11,066	$ 22,558	$ 17,153
Portfolio turnover rate F	95% A	148%	51%	50%	44%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.31	.76 G	.72	.25
Net realized and unrealized gain (loss)	12.43	12.12	7.67	(29.04)
Total from investment operations	12.74	12.88	8.39	(28.79)
Distributions from net investment income	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 75.96	$ 64.24	$ 51.96	$ 43.82
Total Return B, C	20.06%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.43% A	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.43% A	.47%	.40%	.60% A
Expenses net of all reductions	.42% A	.46%	.40%	.60% A
Net investment income (loss)	.87% A	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,108	$ 872	$ 484	$ 177
Portfolio turnover rate F	95% A	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,292,184
Gross unrealized depreciation	(513,861)
Net unrealized appreciation (depreciation) on securities and other investments	$ 778,323
Tax cost	$ 8,533,087

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $8,596 and a change in net unrealized appreciation (depreciation) of $1,443 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,056,871 and $4,581,343, respectively.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 7,808.20
Class K	257.05
	$ 8,065

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $135 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $640. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $393 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Value	$ 98,394	$ 65,010
Class K	13,607	5,599
Total	$ 112,001	$ 70,609
From net realized gain
Value	$ 2,236	$ -
Class K	272	-
Total	$ 2,508	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Value
Shares sold	6,644	15,905	$ 470,473	$ 953,857
Reinvestment of distributions	1,446	1,127	96,363	62,576
Shares redeemed	(15,756)	(43,950)	(1,110,541)	(2,561,113)
Net increase (decrease)	(7,666)	(26,918)	$ (543,705)	$ (1,544,680)
Class K
Shares sold	2,456	9,653	$ 174,255	$ 558,763
Reinvestment of distributions	208	101	13,879	5,599
Shares redeemed	(1,647)	(5,506)	(116,128)	(328,332)
Net increase (decrease)	1,017	4,248	$ 72,006	$ 236,030

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VAL-K-USAN-0611
1.863250.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 24, 2011